Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 28, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	QCR HOLDINGS INC
Document Type	S-4
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		4,932,356
Entity Public Float			$ 53,041,956
Amendment Flag	false
Entity Central Index Key	0000906465
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and due from banks	$ 61,568,446	$ 53,136,710
Federal funds sold	26,560,000	20,785,000
Interest-bearing deposits at financial institutions	22,359,490	26,750,602
Securities held to maturity, at amortized cost	72,079,385	200,000
Securities available for sale, at fair value	530,159,986	565,029,291
	602,239,371	565,229,291
Loans receivable, held for sale	4,577,233	3,832,760
Loans/leases receivable, held for investment	1,282,810,406	1,196,912,737
	1,287,387,639	1,200,745,497
Less allowance for estimated losses on loans/leases	(19,925,204)	(18,789,262)
	1,267,462,435	1,181,956,235
Premises and equipment, net	31,262,390	31,740,751
Goodwill	3,222,688	3,222,688
Bank-owned life insurance	45,620,489	42,011,281
Restricted investment securities	15,747,850	15,253,600
Other real estate owned, net	3,954,538	8,385,758
Other assets	13,732,795	18,138,138
Total assets	2,093,730,492	1,966,610,054
Deposits:
Noninterest-bearing	450,659,723	357,183,481
Interest-bearing	923,454,377	848,274,307
Total deposits	1,374,114,100	1,205,457,788
Short-term borrowings	171,082,961	213,536,450
Federal Home Loan Bank advances	202,350,000	204,750,000
Other borrowings	138,239,762	136,231,663
Junior subordinated debentures	36,085,000	36,085,000
Other liabilities	31,424,848	26,116,451
Total liabilities	1,953,296,671	1,822,177,352
Commitments and Contingencies	0	0
Stockholders' Equity:
Preferred stock, $1 par value, shares authorized 250,000	54,867	65,090
Common stock, $1 par value; shares authorized 20,000,000	5,039,448	4,879,435
Additional paid-in capital	78,912,791	89,702,533
Retained earnings	53,326,542	44,585,902
Accumulated other comprehensive income	4,706,683	4,754,714
Noncontrolling interests		2,051,538
Less treasury stock, December 2012 and 2011 - 121,246 common shares, at cost	(1,606,510)	(1,606,510)
Total stockholders' equity	140,433,821	144,432,702
Total liabilities and stockholders' equity	$ 2,093,730,492	$ 1,966,610,054

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value (in Dollars per share)	$ 1	$ 1
Preferred stock, shares authorized	250,000	250,000
Preferred stock, shares issued	54,867	65,090
Preferred stock, shares outstanding	54,867	65,090
Common stock, par value (in Dollars per share)	$ 1	$ 1
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	5,039,448	4,879,435
Common stock, shares outstanding	4,918,202	4,758,189
Treasury Stock, shares	121,246	121,246

Consolidated Statements Of Income (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income:
Loans/leases, including fees	$ 63,363,520		$ 64,807,673	$ 67,999,191
Securities:
Taxable	10,781,300		10,877,832	10,109,083
Nontaxable	2,339,579		983,040	907,085
Interest-bearing deposits at financial institutions	378,566		404,879	411,079
Restricted investment securities	507,281		557,698	497,214
Federal funds sold	5,627		92,126	173,714
Total interest and dividend income	77,375,873		77,723,248	80,097,366
Interest expense:
Deposits	6,218,713		8,939,056	12,681,625
Short-term borrowings	248,545		290,450	628,255
Federal Home Loan Bank advances	7,279,599		7,972,025	9,246,562
Other borrowings	4,940,970		5,149,022	5,732,142
Junior subordinated debentures	1,038,786		1,227,839	1,945,014
Total interest expense	19,726,613		23,578,392	30,233,598
Net interest income	57,649,260		54,144,856	49,863,768
Provision for loan/lease losses	4,370,767		6,616,014	7,463,618
Net interest income after provision for loan/lease losses	53,278,493		47,528,842	42,400,150
Noninterest income:
Trust department fees	3,632,278		3,368,995	3,290,844
Investment advisory and management fees	2,361,159		2,108,918	1,812,903
Deposit service fees	3,485,929		3,493,001	3,478,743
Gains on sales of loans, net	2,457,707		2,565,043	3,169,514
Securities gains	104,600		1,472,528
Losses on other real estate owned, net	(1,332,972)		(374,910)	(835,163)
Earnings on bank-owned life insurance	1,609,208		1,445,891	1,331,085
Credit card issuing fees, net of processing costs	599,164		500,544	259,590
Other	3,704,222		2,881,868	2,898,372
Total noninterest income	16,621,295		17,461,878	15,405,888
Noninterest expenses:
Salaries and employee benefits	33,274,509		30,365,020	27,843,127
Occupancy and equipment expense	5,635,257		5,297,949	5,472,248
Professional and data processing fees	4,317,939		4,461,187	4,524,519
FDIC and other insurance	2,330,611		2,698,282	3,528,267
Loan/lease expense	1,041,824		2,160,674	1,657,552
Advertising and marketing	1,445,476		1,288,797	1,053,909
Postage and telephone	959,708		937,557	1,004,176
Stationery and supplies	541,122		516,873	491,252
Bank service charges	853,895		725,717	420,252
Prepayment fees on Federal Home Loan Bank advances			832,099
Other-than-temporary impairment losses on securities	62,400		118,847	113,800
Losses on lease residual values				617,000
Other	1,796,206		1,589,650	1,822,961
Total noninterest expenses	52,258,947		50,992,652	48,549,063
Income before income taxes	17,640,841		13,998,068	9,256,975
Federal and state income tax expense	4,534,601		3,868,199	2,449,249
Net income	13,106,240		10,129,869	6,807,726
Less: net income attributable to noncontrolling interests	488,473		438,221	221,047
Net income attributable to QCR Holdings, Inc.	12,617,767		9,691,648	6,586,679
Less: preferred stock dividends and discount accretion	3,496,085	[1]	5,283,885	4,128,104	[1]
Net income attributable to QCR Holdings, Inc. common stockholders	$ 9,121,682		$ 4,407,763	$ 2,458,575
Basic earnings per common share (in Dollars per share)	$ 1.88		$ 0.93	$ 0.54
Diluted earnings per common share (in Dollars per share)	$ 1.85		$ 0.92	$ 0.53
Weighted average common shares outstanding (in Shares)	4,844,776		4,724,781	4,593,096
Weighted average common and common equivalent shares outstanding (in Shares)	4,919,559		4,789,026	4,618,242
Cash dividends declared per common share (in Dollars per share)	$ 0.08		$ 0.08	$ 0.08

[1]	For the year ended December 31, 2011, includes approximately $1.2 million of accelerated accretion of discount on the redemption of Series D Preferred Stock during the third quarter of 2011. See Note 10 for additional information.

Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 13,106,240	$ 10,129,869	$ 6,807,726
Unrealized gains (losses) on securities available for sale:
Unrealized holding gains (losses) arising during the period before tax	(40,839)	7,914,236	803,133
Less reclassification adjustment for gains (losses) included in net income before tax	42,200	1,353,681	(113,800)
	(83,039)	6,560,555	916,933
Tax expense (benefit)	(35,008)	2,510,006	348,376
Other comprehensive income (loss), net of tax	(48,031)	4,050,549	568,557
Comprehensive income attributable to QCR Holdings, Inc.	$ 13,058,209	$ 14,180,418	$ 7,376,283

Consolidated Statement of Changes in Stockholders' Equity (USD $)		Preferred Stock [Member] Series E Non-Cumulative Perpetual Preferred Stock [Member]	Preferred Stock [Member] Series F Noncumulative Perpetual Preferred Stock [Member]	Preferred Stock [Member] Series D Cumulative Perpetual Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member] Series A Subordinated Notes and Detachable Warrants [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Series E Non-Cumulative Perpetual Preferred Stock [Member]	Additional Paid-in Capital [Member] Series A Subordinated Notes and Detachable Warrants [Member]	Additional Paid-in Capital [Member] Series F Noncumulative Perpetual Preferred Stock [Member]	Additional Paid-in Capital [Member] Series D Cumulative Perpetual Preferred Stock [Member]	Additional Paid-in Capital [Member] Warrants Associated With Series D Cumulative Perpetual Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Treasury Stock [Member]	Series E Non-Cumulative Perpetual Preferred Stock [Member]	Series A Subordinated Notes and Detachable Warrants [Member]	Series F Noncumulative Perpetual Preferred Stock [Member]	Series D Cumulative Perpetual Preferred Stock [Member]	Warrants Associated With Series D Cumulative Perpetual Preferred Stock [Member]	Total
Balance at Dec. 31, 2009					$ 38,805		$ 4,674,536						$ 82,194,330	$ 38,458,477	$ 135,608	$ 1,699,630	$ (1,606,510)						$ 125,594,876
Net income														6,586,679		221,047							6,807,726
Comprehensive income															568,557								568,557
Common cash dividends declared, $0.08 per share														(366,152)									(366,152)
Preferred cash dividends declared and accrued														(3,679,100)									(3,679,100)
Discount accretion on cumulative preferred stock													449,004	(449,004)
Redemption of shares of Noncumulative Perpetual Preferred Stock					13,132								(13,132)
Exchange of 300 shares of Series C Non-Cumulative Perpetual Preferred Stock for 7,500 shares of Series E Non-Cumulative Perpetual Convertible Preferred Stock					7,200								(7,200)
Proceeds from issuance of preferred stock		4,100						3,183,133										3,187,233
Proceeds from issuance of warrants to purchase 54,000 shares of common stock in conjunction with the issuance of Series A Subordinated Notes													84,240										84,240
Proceeds from issuance of common stock as a result of stock purchased under the Employee Stock Purchase Plan							28,907						192,362										221,269
Proceeds from issuance of 17,876 shares of common stock as a result of stock options exercised							5,754						37,621										43,375
Proceeds from issuance of common stock as a result of stock options exercised							5,754						37,621										43,375
Exchange of shares of common stock in connection with payroll taxes for restricted stock							(367)						(2,730)										(3,097)
Stock compensation expense													533,271										533,271
Restricted stock awards							23,598						(23,598)
Purchase of noncontrolling interests													(149,032)			(270,968)							(420,000)
Other adjustments to noncontrolling interests																(1,490)							(1,490)
Balance at Dec. 31, 2010					63,237		4,732,428						86,478,269	40,550,900	704,165	1,648,219	(1,606,510)						132,570,708
Net income														9,691,648		438,221							10,129,869
Comprehensive income															4,050,549								4,050,549
Common cash dividends declared, $0.08 per share														(372,761)									(372,761)
Preferred cash dividends declared and accrued														(3,694,441)									(3,694,441)
Discount accretion on cumulative preferred stock	[1]												1,589,444	(1,589,444)
Proceeds from issuance of preferred stock			40,090							39,956,832										39,996,922
Redemption of preferred stock				(38,237)							(38,198,763)	(1,100,000)									(38,237,000)	(1,100,000)
Proceeds from issuance of common stock as a result of stock purchased under the Employee Stock Purchase Plan							36,174						207,592										243,766
Proceeds from issuance of 17,876 shares of common stock as a result of stock options exercised							36,459						216,765										253,224
Proceeds from issuance of common stock as a result of stock options exercised							36,459						216,765										253,224
Exchange of common stock							(2,550)						(17,101)										(19,651)
Stock compensation expense													646,419										646,419
Restricted stock awards							76,924						(76,924)
Other adjustments to noncontrolling interests																(34,902)							(34,902)
Balance at Dec. 31, 2011					65,090		4,879,435						89,702,533	44,585,902	4,754,714	2,051,538	(1,606,510)						144,432,702
Net income														12,617,767		488,473							13,106,240
Comprehensive income															(48,031)								(48,031)
Common cash dividends declared, $0.08 per share														(381,042)									(381,042)
Preferred cash dividends declared and accrued														(3,496,085)									(3,496,085)
Redemption of shares of Noncumulative Perpetual Preferred Stock			(10,223)							(10,212,777)										(10,223,000)
Proceeds from issuance of common stock as a result of stock purchased under the Employee Stock Purchase Plan							31,554						249,316										280,870
Proceeds from issuance of 17,876 shares of common stock as a result of stock options exercised							17,876						155,428										173,304
Proceeds from issuance of common stock as a result of stock options exercised							17,876						155,428										173,304
Exchange of common stock							(611)						(7,125)										(7,736)
Exchange of shares of common stock in connection with payroll taxes for restricted stock							(576)						(2,103)										(2,679)
Proceeds from exercise of warrants to purchase 54,000 shares of common stock issued in conjunction with the Series A Subordinated Notes						54,000			486,000										540,000				540,000
Stock compensation expense													849,760										849,760
Restricted stock awards							57,770						(57,770)
Purchase of noncontrolling interests													(2,250,471)			(2,531,748)							(4,782,219)
Other adjustments to noncontrolling interests																(8,263)							(8,263)
Balance at Dec. 31, 2012					$ 54,867		$ 5,039,448						$ 78,912,791	$ 53,326,542	$ 4,706,683		$ (1,606,510)						$ 140,433,821

[1]	Includes $1,252,895 of accelerated discount accretion as a result of redeeming Series D Cumulative Perpetual Preferred Stock.

Consolidated Statement of Changes in Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Preferred Stock [Member] Series B Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member] Exchange Of Series B To Series E Non-Cumulative Perpetual Convertible Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member] Series C Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member] Exchange of Series C Non-Cumulative Perpetual Preferred Stock Exchanged for Series E Non-Cumulative Perpetual Convertible Preferred Stock [Member]Preferred	Dec. 31, 2010 Preferred Stock [Member] Series E Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member] Series A Subordinated Notes and Detachable Warrants [Member]	Dec. 31, 2012 Preferred Stock [Member] Series F Noncumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member] Series F Noncumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member] Series D Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2011 Warrants Associated With Series D Cumulative Perpetual Preferred Stock [Member]
Common cash dividends per share (in Dollars per share)	$ 0.08
Shares of Preferred Stock redeemed		268		300				10,223		38,237				521,888
Shares of preferred stock issued			13,400		7,500	4,100			40,090
Shares of common stock issued in conjunction with the Series A Subordinated Notes							54,000
Shares of common stock issued as a result of stock purchased under the Employee Stock Purchase Plan											31,554	36,174	28,907
Shares of common stock issued as a result of stock options exercised	36,459											36,459	5,754
Shares of common stock exchanged											(576)		(367)
Accelerated discount accretion on cumulative preferred stock (in Dollars)	$ 1,252,895
Shares of common stock exchanged											(611)	(2,550)
Proceeds from issuance of shares of common stock as a result of stock options exercised											17,876

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]
Cash Flows from Operating Activities:
Net income	$ 13,106,240	$ 10,129,869	$ 6,807,726
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	2,350,303	2,442,896	2,533,597
Provision for loan/lease losses	4,370,767	6,616,014	7,463,618
Deferred income taxes	2,684,367	3,952,046	1,256,004
Amortization of offering costs on subordinated debentures	14,317	14,317	14,317
Stock-based compensation expense	849,760	696,407	488,112
Losses on other real estate owned, net	1,332,972	374,910	835,163
Amortization of premiums on securities, net	3,946,551	3,487,361	3,411,202
Securities gains, net	(104,600)	(1,472,528)	0
Other-than-temporary impairment losses on securities	62,400	118,847	113,800
Loans originated for sale	(120,430,173)	(100,789,010)	(172,623,744)
Proceeds on sales of loans	122,143,407	113,606,152	167,843,529
Gains on sales of loans, net	(2,457,707)	(2,565,043)	(3,169,514)
Prepayment fees on Federal Home Loan Bank advances		832,099
Losses on lease residual values			617,000
Increase in cash value of bank-owned life insurance	(1,609,208)	(1,445,891)	(1,331,085)
Decrease (increase) in other assets	757,107	(1,881,557)	2,248,856
Increase in other liabilities	3,638,414	2,523,387	1,406,270
Net cash provided by operating activities	30,654,917	36,640,276	17,914,851
Cash Flows from Investing Activities:
Net (increase) decrease in federal funds sold	(5,775,000)	41,175,000	(55,361,667)
Net decrease (increase) in interest-bearing deposits at financial institutions	4,391,112	12,995,009	(10,416,198)
Proceeds from sales of other real estate owned	5,241,265	9,220,631	6,038,825
Activity in securities portfolio:
Purchases	(474,461,164)	(622,245,920)	(383,018,764)
Calls, maturities and redemptions	374,292,050	422,870,000	325,649,238
Paydowns	39,956,569	9,094,080	435,149
Sales	19,215,075	54,326,191
Activity in restricted investment securities:
Purchases	(4,584,300)	(292,800)	(1,710,800)
Redemptions	4,090,050	1,707,900	252,200
Activity in bank-owned life insurance:
Purchases	(2,000,000)	(7,000,000)	(3,150,000)
Surrender of policy			609,772
Net (increase) decrease in loans/leases originated and held for investment	(91,275,511)	(56,096,989)	63,387,668
Purchase of premises and equipment	(1,871,942)	(3,064,903)	(2,197,448)
Net cash used in investing activities	(132,781,796)	(137,311,801)	(59,482,025)
Cash Flows from Financing Activities:
Net increase in deposits	168,656,312	90,641,931	25,493,131
Net (decrease) increase in short-term borrowings	(42,453,489)	72,381,951	(9,745,072)
Activity in Federal Home Loan Bank advances:
Advances	23,000,000	5,000,000	36,000,000
Calls and maturities	(25,400,000)	(24,000,000)	(13,100,000)
Prepayments		(15,832,099)
Net increase (decrease) in other borrowings	2,008,099	(13,839,122)	7,395,184
Proceeds from issuance of Series A Subordinated Notes and detachable warrants to purchase 54,000 shares of common stock			2,700,000
Payment of cash dividends on common and preferred stock	(4,088,949)	(3,712,493)	(4,052,089)
Repurchase of 521,888 shares of common stock warrants issued in conjunction with Series D Cumulative Perpetual Preferred Stock		(1,100,000)
Proceeds from issuance of stock			3,187,233	994,174	477,339	261,547
Purchase of noncontrolling interests	(1,934,532)		(420,000)
Net cash provided by financing activities	110,558,615	111,777,429	47,719,934
Net increase in cash and due from banks	8,431,736	11,105,904	6,152,760
Cash and due from banks, beginning	53,136,710	42,030,806	35,878,046
Cash and due from banks, ending	61,568,446	53,136,710	42,030,806
Supplemental Disclosures of Cash Flow Information, cash payments for:
Interest	19,962,937	24,194,198	31,017,369
Income and franchise taxes	1,345,000	1,246,489	3,236,558
Change in accumulated other comprehensive income (loss), unrealized gains (losses) on on securities available for sale, net	(48,031)	4,050,549	568,557
Exchange of shares of common stock in connection with payroll taxes for restricted stock and options exercised	(10,415)		(3,097)
Transfers of loans to other real estate owned	2,143,017	9,446,588	6,122,328
Liability established for purchase of noncontrolling interest	$ 2,847,687

Consolidated Statements of Cash Flows (Parentheticals)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 Series A Subordinated Notes and Detachable Warrants [Member]
Shares of common stock		54,000
Repurchase of shares of common stock warrants	521,888

Note 1 - Nature of Business and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
Note 1.                 Nature of Business and Significant Accounting Policies

Nature of business:

QCR Holdings, Inc. (the “Company”) is a bank holding company providing bank and bank related services through its subsidiaries, Quad City Bank and Trust Company (“QCBT”), Cedar Rapids Bank and Trust Company (“CRBT”), Rockford Bank and Trust Company (“RB&T”), m2 Lease Funds, LLC (“m2”), QCR Holdings Statutory Trust II (“Trust II”), QCR Holdings Statutory Trust III (“Trust III”), QCR Holdings Statutory Trust IV (“Trust IV”), and QCR Holdings Statutory Trust V (“Trust V”).  QCBT is a commercial bank that serves the Iowa and Illinois Quad Cities and adjacent communities.   CRBT is a commercial bank that serves Cedar Rapids, Iowa, and adjacent communities. RB&T is a commercial bank that serves Rockford, Illinois, and adjacent communities.

QCBT and CRBT are chartered and regulated by the state of Iowa, and RB&T is chartered and regulated by the state of Illinois. All three subsidiary banks are insured and subject to regulation by the Federal Deposit Insurance Corporation (“FDIC”), and are members of and regulated by the Federal Reserve System.  m2, which is now a wholly-owned subsidiary of QCBT, based in the Milwaukee, Wisconsin area, is engaged in the business of direct financing lease contracts. QCBT previously owned 80% of m2.  In August 2012, QCBT purchased the remaining 20% noncontrolling interest.  See Note 21 for further discussion of the acquisition.  Velie Plantation Holding Company, LLC ("VPHC), previously owned 91% by the Company, was engaged in holding the real estate property known as the Velie Plantation in Moline, Illinois.  The Velie Plantation is the location of the Company’s headquarters.  In October 2012, the Company acquired the remaining 9% noncontrolling interest, and effective December 31, 2012, VPHC was dissolved.  Trust II, Trust III, Trust IV and Trust V were formed for the purpose of issuing various trust preferred securities (see Note 9).

Significant accounting policies:

Accounting estimates:  The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for estimated losses on loans/leases, other-than-temporary impairment of securities, and the fair value of financial instruments.

Principles of consolidation:  The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries, except Trust II, Trust III, Trust IV and Trust V, which do not meet the criteria for consolidation.  All material intercompany accounts and transactions have been eliminated in consolidation.

Presentation of cash flows:  For purposes of reporting cash flows, cash and due from banks include cash on hand and noninterest bearing amounts due from banks.  Cash flows from federal funds sold, interest bearing deposits at financial institutions, loans/leases, deposits, and short-term and other borrowings are treated as net increases or decreases.

Cash and due from banks:  The subsidiary banks are required by federal banking regulations to maintain certain cash and due from bank reserves.  The reserve requirement was approximately $15,512,000 and $6,247,000 as of December 31, 2012 and 2011, respectively.

Investment securities:  Investment securities held to maturity are those debt securities that the Company has the ability and intent to hold until maturity regardless of changes in market conditions, liquidity needs, or changes in general economic conditions.  Such securities are carried at cost adjusted for amortization of premiums and accretion of discounts.  If the ability or intent to hold to maturity is not present for certain specified securities, such securities are considered available for sale as the Company intends to hold them for an indefinite period of time but not necessarily to maturity.  Any decision to sell a security classified as available for sale would be based on various factors, including movements in interest rates, changes in the maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations, and other factors.  Securities available for sale are carried at fair value.  Unrealized gains or losses, net of taxes, are reported as increases or decreases in accumulated other comprehensive income.  Realized gains or losses, determined on the basis of the cost of specific securities sold, are included in earnings.

All securities are evaluated to determine whether declines in fair value below their amortized cost are other-than-temporary.

In estimating other-than-temporary impairment losses on available for sale debt securities, management considers a number of factors including, but not limited to, (1) the length of time and extent to which the fair value has been less than amortized cost, (2) the financial condition and near-term prospects of the issuer, (3) the current market conditions, and (4) the intent of the Company to not sell the security prior to recovery and whether it is not more-likely-than-not that it will be required to sell the security prior to recovery.  If the Company does not intend to sell the security, and it is not more-likely-than-not the entity will be required to sell the security before recovery of its amortized cost basis, the Company will recognize the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.  For held to maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion would be amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

In estimating other-than-temporary impairment losses on available for sale equity securities management considers factors (1), (2) and (3) above as well as whether the Company has the intent and the ability to hold the security until its recovery.  If the Company (a) intends to sell an impaired equity security and does not expect the fair value of the security to fully recover before the expected time of sale, or (b) does not have the ability to hold the security until its recovery, the security is deemed other-than-temporarily impaired and the impairment is charged to earnings.  The Company recognizes an impairment loss through earnings if based upon other factors the loss is deemed to be other-than-temporary even if the decision to sell has not been made.

Loans receivable, held for sale:  Residential real estate loans which are originated and intended for resale in the secondary market in the foreseeable future are classified as held for sale.  These loans are carried at the lower of cost or estimated market value in the aggregate.  As assets specifically acquired for resale, the origination of, disposition of, and gain/loss on these loans are classified as operating activities in the statement of cash flows.

Loans receivable, held for investment:  Loans that management has the intent and ability to hold for the foreseeable future, or until pay-off or maturity occurs, are classified as held for investment.  These loans are stated at the amount of unpaid principal adjusted for charge-offs, the allowance for estimated losses on loans, and any deferred fees and/or costs on originated loans.  Interest is credited to earnings as earned based on the principal amount outstanding.  Deferred direct loan origination fees and/or costs are amortized as an adjustment of the related loan’s yield.  As assets held for and used in the production of services, the origination and collection of these loans are classified as investing activities in the statement of cash flows.

The Company discloses allowance for credit losses (also known as “allowance for estimated loss on loans/leases”) and fair value by portfolio segment, and credit quality information, impaired financing receivables, nonaccrual status, and troubled debt restructurings by class of financing receivable.  A portfolio segment is the level at which the Company develops and documents a systematic methodology to determine its allowance for credit losses.  A class of financing receivable is a further disaggregation of a portfolio segment based on risk characteristics and the Company’s method for monitoring and assessing credit risk.  See this information following and in Note 3.

The Company’s portfolio segments are as follows:

•	Commercial and industrial

•	Commercial real estate

•	Residential real estate

•	Installment and other consumer

Direct financing leases would be considered a segment within the overall loan/lease portfolio.  The accounting policies for direct financing leases are disclosed below.

The Company’s classes of loans receivable are as follows:

•	Commercial and industrial

•	Owner-occupied commercial real estate

•	Commercial construction, land development, and other land loans that are not owner-occupied commercial real estate

•	Other non-owner-occupied commercial real estate

•	Residential real estate

•	Installment and other consumer

Direct financing leases would be considered a class of financing receivable within the overall loan/lease portfolio.  The accounting policies for direct financing leases are disclosed below.

Generally, for all classes of loans receivable, loans are considered past due when contractual payments are delinquent for 31 days or greater.

For all classes of loans receivable, loans will generally be placed on nonaccrual status when the loan has become 90 days past due (unless the loan is well secured and in the process of collection); or if any of the following conditions exist:

•	It becomes evident that the borrower will not make payments, or will not or cannot meet the terms for renewal of a matured loan,

•	When full repayment of principal and interest is not expected,

•	When the loan is graded “doubtful”

•	When the borrower files bankruptcy and an approved plan of reorganization or liquidation is not anticipated in the near future, or

•	When foreclosure action is initiated.

When a loan is placed on nonaccrual status, income recognition is ceased. Previously recorded but uncollected amounts of interest on nonaccrual loans are reversed at the time the loan is placed on nonaccrual status.  Generally, cash collected on nonaccrual loans is applied to principal.  Should full collection of principal be expected, cash collected on nonaccrual loans can be recognized as interest income.

For all classes of loans receivable, nonaccrual loans may be restored to accrual status provided the following criteria are met:

•	The loan is current, and all principal and interest amounts contractually due have been made,

•	All principal and interest amounts contractually due, including past due payments, are reasonably assured of repayment within a reasonable period, and

•	There is a period of minimum repayment performance, as follows, by the borrower in accordance with contractual terms:

o	Six months of repayment performance for contractual monthly payments, or

o	One year of repayment performance for contractual quarterly or semi-annual payments

Direct finance leases receivable, held for investment:  The Company leases machinery and equipment to customers under leases that qualify as direct financing leases for financial reporting and as operating leases for income tax purposes.  Under the direct financing method of accounting, the minimum lease payments to be received under the lease contract, together with the estimated unguaranteed residual values (approximately 3% to 15% of the cost of the related equipment), are recorded as lease receivables when the lease is signed and the lease property delivered to the customer.  The excess of the minimum lease payments and residual values over the cost of the equipment is recorded as unearned lease income.   Unearned lease income is recognized over the term of the lease on a basis that results in an approximate level rate of return on the unrecovered lease investment.  Lease income is recognized on the interest method.  Residual value is the estimated fair market value of the equipment on lease at lease termination.  In estimating the equipment’s fair value at lease termination, the Company relies on historical experience by equipment type and manufacturer and, where available, valuations by independent appraisers, adjusted for known trends.  The Company’s estimates are reviewed continuously to ensure reasonableness; however, the amounts the Company will ultimately realize could differ from the estimated amounts.  If the review results in a lower estimate than had been previously established, a determination is made as to whether the decline in estimated residual value is other-than-temporary.  If the decline in estimated unguaranteed residual value is judged to be other-than-temporary, the accounting for the transaction is revised using the changed estimate.  The resulting reduction in the investment is recognized as a loss in the period in which the estimate is changed.  An upward adjustment of the estimated residual value is not recorded.

The policies for delinquency and nonaccrual for direct financing leases are materially consistent with those described above for all classes of loan receivables.

The Company defers and amortizes fees and certain incremental direct costs over the contractual term of the lease as an adjustment to the yield.  These initial direct leasing costs generally approximate 4% of the leased asset’s cost.  The unamortized direct costs are recorded as a reduction of unearned lease income.

Troubled debt restructurings:  Troubled debt restructuring exists when the Company, for economic or legal reasons related to the borrower’s/lessee’s financial difficulties, grants a concession (either imposed by court order, law, or agreement between the borrower/lessee and the Company) to the borrower/lessee that it would not otherwise consider.  The Company is attempting to maximize its recovery of the balances of the loans/leases through these various concessionary restructurings.

The following criteria, related to granting a concession, together or separately, create a troubled debt restructuring:

•	A modification of terms of a debt such as one or a combination of:

-      The reduction of the stated interest rate.

-	The extension of the maturity date or dates at a stated interest rate lower than the current market rate for the new debt with similar risk.

-	The reduction of the face amount or maturity amount of the debt as stated in the instrument or other agreement.

-	The reduction of accrued interest.

•	A transfer from the borrower/lessee to the Company of receivables from third parties, real estate, other assets, or an equity position in the borrower to fully or partially satisfy a loan.

•
The issuance or other granting of an equity position to the Company to fully or partially satisfy a debt unless the equity position is granted pursuant to existing terms for converting the debt into an equity position.

Allowance for estimated losses on loans/leases: For all portfolio segments, the allowance for estimated losses on loans/leases is established as losses are estimated to have occurred through a provision for loan/lease losses charged to earnings.  Loan/lease losses, for all portfolio segments, are charged against the allowance when management believes the uncollectability of a loan/lease balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

For all portfolio segments, the allowance for estimated losses on loans/leases is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans/leases in light of historical experience, the nature and volume of the loan/lease portfolio, adverse situations that may affect the borrower’s/lessee’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

A discussion of the risk characteristics and the allowance for estimated losses on loans/leases by each portfolio segment follows:

For commercial and industrial loans, the Company focuses on small and mid-sized businesses with primary operations as wholesalers, manufacturers, building contractors, business services companies, other banks, and retailers.  The Company provides a wide range of commercial and industrial loans, including lines of credit for working capital and operational purposes, and term loans for the acquisition of facilities, equipment and other purposes.  Approval is generally based on the following factors:

•	Ability and stability of current management of the borrower;

•	Stable earnings with positive financial trends;

•	Sufficient cash flow to support debt repayment;

•	Earnings projections based on reasonable assumptions;

•	Financial strength of the industry and business; and

•	Value and marketability of collateral.

Collateral for commercial and industrial loans generally includes accounts receivable, inventory, equipment and real estate.  The lending policy specifies approved collateral types and corresponding maximum advance percentages.  The value of collateral pledged on loans must exceed the loan amount by a margin sufficient to absorb potential erosion of its value in the event of foreclosure and cover the loan amount plus costs incurred to convert it to cash.

The lending policy specifies maximum term limits for commercial and industrial loans.  For term loans, the maximum term is generally 7 years.  Generally, term loans range from 3 to 5 years.  For lines of credit, the maximum term is typically 365 days.

In addition, the Company often takes personal guarantees or cosigners to help assure repayment.  Loans may be made on an unsecured basis if warranted by the overall financial condition of the borrower.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans, in addition to those standards and processes specific to real estate loans.  Collateral for commercial real estate loans generally includes the underlying real estate and improvements, and may include additional assets of the borrower.  The lending policy specifies maximum loan-to-value limits based on the category of commercial real estate (commercial real estate loans on improved property, raw land, land development, and commercial construction).  These limits are the same limits established by regulatory authorities.

The lending policy also includes guidelines for real estate appraisals, including minimum appraisal standards based on certain transactions.  In addition, the Company often takes personal guarantees to help assure repayment.

In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans.  Owner-occupied loans are generally considered to have less risk.  As of December 31, 2012 and 2011, approximately 35% and 29%, respectively, of the commercial real estate loan portfolio was owner-occupied.

The Company’s lending policy limits non-owner occupied commercial real estate lending to 300% of total risk-based capital, and limits construction, land development, and other land loans to 100% of total risk-based capital.  Exceeding these limits warrants the use of heightened risk management practices in accordance with regulatory guidelines.  As of December 31, 2012 and 2011, all three subsidiary banks were in compliance with these limits.

In some instances for all loans/leases, it may be appropriate to originate or purchase loans/leases that are exceptions to the guidelines and limits established within the lending policy described above and below.  In general, exceptions to the lending policy do not significantly deviate from the guidelines and limits established within the lending policy and, if there are exceptions, they are clearly noted as such and specifically identified in loan/lease approval documents.

For commercial and industrial and commercial real estate loans, the allowance for estimated losses on loans consists of specific and general components.

The specific component relates to loans that are classified as impaired, as defined below.  For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan are lower than the carrying value of that loan.

For commercial and industrial loans and all classes of commercial real estate loans, a loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a case-by-case basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

The general component consists of quantitative and qualitative factors and covers non-impaired loans.  The quantitative factors are based on historical charge-off experience and expected loss given default derived from the Company’s internal risk rating process.  See below for a detailed description of the Company’s internal risk rating scale.  The qualitative factors are determined based on an assessment of internal and/or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

For commercial and industrial and commercial real estate loans, the Company utilizes the following internal risk rating scale:

1. Highest Quality – loans of the highest quality with no credit risk, including those fully secured by subsidiary bank certificates of deposit and U.S. government securities.

2. Superior Quality – loans with very strong credit quality.  Borrowers have exceptionally strong earnings, liquidity, capital, cash flow coverage, and management ability.  Includes loans secured by high quality, marketable securities, certificates of deposit from other institutions, and cash value of life insurance.  Also includes loans supported by U.S. government, state, or municipal guarantees.

3. Satisfactory Quality – loans with satisfactory credit quality.  Established borrowers with satisfactory financial condition, including credit quality, earnings, liquidity, capital and cash flow coverage.  Management is capable and experienced.  Collateral coverage and guarantor support, if applicable, are more than adequate.  Includes loans secured by personal assets and business assets, including equipment, accounts receivable, inventory, and real estate.

4. Fair Quality – loans with moderate but still acceptable credit quality.  The primary repayment source remains adequate; however, management’s ability to maintain consistent profitability is unproven or uncertain.  Borrowers exhibit acceptable leverage and liquidity.  May include new businesses with inexperienced management or unproven performance records in relation to peer, or borrowers operating in highly cyclical or deteriorating industries.

5. Early Warning – loans where the borrowers have generally performed as agreed, however unfavorable financial trends exist or are anticipated.  Earnings may be erratic, with marginal cash flow or declining sales.  Borrowers reflect leveraged financial condition and/or marginal liquidity.  Management may be new and a track record of performance has yet to be developed.  Financial information may be incomplete, and reliance on secondary repayment sources may be increasing.

6. Special Mention – loans where the borrowers exhibit credit weaknesses or unfavorable financial trends requiring close monitoring.  Weaknesses and adverse trends are more pronounced than Early Warning loans, and if left uncorrected, may jeopardize repayment according to the contractual terms.  Currently, no loss of principal or interest is expected.  Borrowers in this category have deteriorated to the point that it would be difficult to refinance with another lender.  Special Mention should be assigned to borrowers in turnaround situations.  This rating is intended as a transitional rating, therefore, it is generally not assigned to a borrower for a period of more than one year.

7. Substandard – loans which are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if applicable.  These loans have a well-defined weakness or weaknesses which jeopardize repayment according to the contractual terms.  There is distinct loss potential if the weaknesses are not corrected.  Includes loans with insufficient cash flow coverage which are collateral dependent, other real estate owned, and repossessed assets.

8. Doubtful – loans which have all the weaknesses inherent in a Substandard loan, with the added characteristic that existing weaknesses make full principal collection, on the basis of current facts, conditions and values, highly doubtful.  The possibility of loss is extremely high, but because of pending factors, recognition of a loss is deferred until a more exact status can be determined.  All doubtful loans will be placed on non-accrual, with all payments, including principal and interest, applied to principal reduction.

For term commercial and industrial and commercial real estate loans or credit relationships with aggregate exposure greater than $1,000,000, a loan review is required within 15 months of the most recent credit review.  The review is completed in enough detail to, at a minimum, validate the risk rating.  Additionally, the review shall include an analysis of debt service requirements, covenant compliance, if applicable, and collateral adequacy. The frequency of the review is generally accelerated for loans with poor risk ratings.

The Company’s Loan Quality area will perform a documentation review of a sampling of commercial and industrial and commercial real estate loans, the primary purpose of which is to ensure the credit is properly documented and closed in accordance with approval authorities and conditions.  A review will also be performed by the Company’s Internal Audit Department of a sampling of commercial and industrial and commercial real estate loans, according to an approved schedule.  Validation of the risk rating is part of Internal Audit’s review.  Additionally, over the past several years, the Company has contracted an independent outside third party to review a sampling of commercial and industrial and commercial real estate loans.  Validation of the risk rating is part of this review as well.

The Company leases machinery and equipment to commercial and industrial customers under direct financing leases.  All lease requests are subject to the credit requirements and criteria as set forth in the lending/leasing policy.  In all cases, a formal independent credit analysis of the lessee is performed.

For direct financing leases, the allowance for estimated lease losses consists of specific and general components.

The specific component relates to leases that are classified as impaired, as defined for commercial loans above.  For those leases that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired lease is lower than the carrying value of that lease.

The general component consists of quantitative and qualitative factors and covers nonimpaired leases.  The quantitative factors are based on historical charge-off experience for the entire lease portfolio.  The qualitative factors are determined based on an assessment of internal and/or external influences on credit quality that are not fully reflected in the historical loss data.

Generally, the Company’s residential real estate loans conform to the underwriting requirements of Freddie Mac and Fannie Mae to allow the subsidiary banks to resell loans in the secondary market.  The subsidiary banks structure most loans that will not conform to those underwriting requirements as adjustable rate mortgages that mature or adjust in one to five years or fixed rate mortgages that mature in 15 years, and then retain these loans in their portfolios.  Servicing rights are not presently retained on the loans sold in the secondary market.  The lending policy establishes minimum appraisal and other credit guidelines.

The Company provides many types of installment and other consumer loans including motor vehicle, home improvement, home equity, signature loans and small personal credit lines.  The lending policy addresses specific credit guidelines by consumer loan type.

For residential real estate loans, and installment and other consumer loans, these large groups of smaller balance homogenous loans are collectively evaluated for impairment.  The Company applies a quantitative factor based on historical charge-off experience in total for each of these segments.  Accordingly, the Company generally does not separately identify individual residential real estate loans, and/or installment or other consumer loans for impairment disclosures, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

During the year ended December 31, 2010, CRBT and RB&T decreased the duration for the historical charge-off experience used in the quantitative factor from five years to three years.  Based on the change (growth, mix, and quality) of the loan portfolios of CRBT and RB&T over the past several years, management determined decreasing the duration allowed for a more accurate assessment of the credit risk within the current portfolios.

Troubled debt restructurings are considered impaired loans/leases and are subject to the same allowance methodology as described above for impaired loans/leases by portfolio segment.

Credit related financial instruments:  In the ordinary course of business, the Company has entered into commitments to extend credit and standby letters of credit.  Such financial instruments are recorded when they are funded.

Transfers of financial assets:  Transfers of financial assets are accounted for as sales only when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when:  (1) the assets have been isolated from the Company, (2) the transferee obtains the right to pledge or exchange the assets it received, and no condition both constrains the transferee from taking advantage of its right to pledge or exchange and provides more than a modest benefit to the transferor, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.  In addition, for transfers of a portion of financial assets (for example, participations of loan receivables), the transfer must meet the definition of a “participating interest” in order to account for the transfer as a sale.  Following are the characteristics of a “participating interest”:

•	Pro-rata ownership in an entire financial asset.

•	From the date of the transfer, all cash flows received from entire financial assets are divided proportionately among the participating interest holders in an amount equal to their share of ownership.

•
The rights of each participating interest holder have the same priority, and no participating interest holder’s interest is subordinated to the interest of another participating interest holder.  That is, no participating interest holder is entitled to receive cash before any other participating interest holder under its contractual rights as a participating interest holder.

•	No party has the right to pledge or exchange the entire financial asset unless all participating interest holders agree to pledge or exchange the entire financial asset.

Premises and equipment:  Premises and equipment are stated at cost less accumulated depreciation.  Depreciation is computed primarily by the straight-line method over the estimated useful lives of the assets.

Goodwill:  The Company has recorded goodwill from QCBT’s purchase of 80% of m2 in August 2005.  The goodwill is not being amortized, but is evaluated at least annually for impairment.  An impairment charge is recognized when the calculated fair value of the reporting unit, including goodwill, is less than its carrying amount.  Based on the annual analysis completed as of July 31, 2012, the Company determined that the goodwill was not impaired.

Bank-owned life insurance:  Bank-owned life insurance is carried at cash surrender value with increases/decreases reflected as income/expense in the statement of income.

Restricted investment securities:  Restricted investment securities represent Federal Home Loan Bank (“FHLB”) and Federal Reserve Bank common stock.  The stock is carried at cost.  These equity securities are “restricted” in that they can only be sold back to the respective institution or another member institution at par.  Therefore, they are less liquid than other tradable equity securities.  The Company views its investment in restricted stock as a long-term investment.  Accordingly, when evaluating for impairment, the value is determined based on the ultimate recovery of the par value, rather than recognizing temporary declines in value.  There have been no other-than-temporary write-downs recorded on these securities.

Other real estate owned:  Real estate acquired through, or in lieu of, loan foreclosures, is held for sale and initially recorded at fair value less costs to sell, establishing a new cost basis.  Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less costs to sell.  Subsequent write-downs to fair value are charged to earnings.

Treasury stock:  Treasury stock is accounted for by the cost method, whereby shares of common stock reacquired are recorded at their purchase price.  When treasury stock is reissued, any difference between the sales proceeds, or fair value when issued for business combinations, and the cost is recognized as a charge or credit to additional paid-in capital.

Stock-based compensation plans:  At December 31, 2012, the Company had four stock-based employee compensation plans, which are described more fully in Note 13.

The Company accounts for stock-based compensation with measurement of compensation cost for all stock-based awards at fair value on the grant date and recognition of compensation over the requisite service period for awards expected to vest.

As discussed in Note 13, during the years ended December 31, 2012, 2011, and 2010, the Company recognized  stock-based compensation expense related to stock options, stock purchase plans, and stock appreciation rights of $849,760, $696,407, and $488,112, respectively.  As required, management made an estimate of expected forfeitures and is recognizing compensation costs only for those equity awards expected to vest.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock option grants with the following assumptions for the indicated periods:

	2012	2011	2010
Dividend yield	.86%	.88% to 1.00%	.89% to .90%
Expected volatility	29.36%	29.64% to 30.30%	26.72% to 26.88%
Risk-free interest rate	1.98%	1.90% to 3.58%	3.86% to 4.21%
Expected life of option grants (years)	6	6	6
Weighted-average grant date fair value	$2.79	$2.74	$2.89

The Company also uses the Black-Scholes option pricing model to estimate the fair value of stock purchase grants with the following assumptions for the indicated periods:

	2012	2011	2010
Dividend yield	.61% to .88%	.88% to 1.12%	.85% to .96%
Expected volatility	27.20% to 31.11%	51.62% to 53.58%	39.56% to 56.43%
Risk-free interest rate	.03% to .18%	.08% to .23%	.13% to .29%
Expected life of purchase grants (months)	3 to 6	3 to 6	3 to 6
Weighted-average grant date fair value	$1.71	$1.68	$1.81

The fair value is amortized on a straight-line basis over the vesting periods of the grants and will be adjusted for subsequent changes in estimated forfeitures.  The expected dividend yield assumption is based on the Company's current expectations about its anticipated dividend policy. Expected volatility is based on historical volatility of the Company's common stock price.  The risk-free interest rate for periods within the contractual life of the option or purchase is based on the U.S. Treasury yield curve in effect at the time of the grant.  The expected life of the option and purchase grants is derived using the “simplified” method and represents the period of time that options and purchases are expected to be outstanding.  Historical data is used to estimate forfeitures used in the model.  Two separate groups of employees (employees subject to broad based grants, and executive employees and directors) are used.

As of December 31, 2012, there was $419,100 of unrecognized compensation cost related to share based payments, which is expected to be recognized over a weighted average period of 2.2 years.

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company's common stock for the 305,222 options that were in-the-money at December 31, 2012.  The aggregate intrinsic value at December 31, 2012 was $1,295,785 on options outstanding and $398,168 on options exercisable.  During the years ended December 31, 2012, 2011 and 2010, the aggregate intrinsic value of options exercised under the Company's stock option plans was $56,371, $47,026, and $16,639, respectively, and determined as of the date of the option exercise.

Income taxes:  The Company files its tax return on a consolidated basis with its subsidiaries.  The entities follow the direct reimbursement method of accounting for income taxes under which income taxes or credits which result from the inclusion of the subsidiaries in the consolidated tax return are paid to or received from the parent company.

Deferred income taxes are provided under the liability method whereby deferred tax assets are recognized for deductible temporary differences and net operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained.  The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any.  Tax positions taken are not offset or aggregated with other positions.  Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority.   The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statements of income.

Trust assets:  Trust assets held by the subsidiary banks in a fiduciary, agency, or custodial capacity for their customers, other than cash on deposit at the subsidiary banks, are not included in the accompanying consolidated financial statements since such items are not assets of the subsidiary banks.

Earnings per common share:  See Note 15 for a complete description and calculation of basic and diluted earnings per common share.

Reclassifications:  Certain amounts in the prior year financial statements have been reclassified, with no effect on net income, comprehensive income, or stockholders’ equity, to conform with the current period presentation.

New accounting pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS.  ASU 2011-04 amended Topic 820, Fair Value Measurements and Disclosures, to converge the fair value measurement guidance in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU 2011-04 clarified the application of existing fair value measurement requirements, changed certain principles in Topic 820 and required additional fair value disclosures. ASU 2011-04 was effective for annual periods beginning after December 15, 2011, and did not have a significant impact on the Company’s consolidated financial statements.  See Note 19.

In June 2011, FASB issued ASU 2011-05, Comprehensive Income (Topic 220) - Presentation of Comprehensive Income. ASU 2011-05 amended Topic 220, Comprehensive Income, to require that all nonowner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, ASU 2011-05 required entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented. The option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. ASU 2011-05 was effective for annual periods beginning after December 15, 2011.  Additionally, in December 2011, FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-05.  ASU 2011-12 deferred the effective date for the changes in ASU 2011-05 that specifically refer to the presentation of the effects of reclassifications adjustments out of accumulated other comprehensive income on the components of net income and other comprehensive income on the face of the financial statements for all periods presented.  ASU 2011-12 reinstated the requirements of the presentation of reclassifications out of accumulated other comprehensive income that were in place before the issuance of ASU 2011-05.   ASU 2011-12 and 2011-05 were both effective for the Company for the quarter ending March 31, 2012.  See new separate consolidated statements of comprehensive income within the consolidated financial statements.

In December 2011, FASB issued ASU 2011-11, Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities.  ASU 2011-11 requires entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the balance sheet, and instruments and transactions subject to an agreement similar to a master netting arrangement.  ASU 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods.  Adoption is not expected to have a significant impact on the Company’s consolidated financial statements.

In February 2013, FASB issued ASU 2013-02, Comprehensive Income (Topic 220) – Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income.  ASU 2013-02 supersedes and replaces the presentation requirements for reclassifications out of accumulated other comprehensive income (“AOCI”) in ASUs 2011-05 and 2011-12, which were adopted by the Company during the current year.  The amendments require an entity to provide information about the amounts reclassified out of AOCI by component.  In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income if the amount reclassified is required to be reclassified in its entirety in the same reporting period.  For other amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required.  Adoption is not expected to have a significant impact on the Company’s consolidated financial statements.

Note 2 - Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Holdings [Text Block]
Note 2.                 Investment Securities

The amortized cost and fair value of investment securities as of December 31, 2012 and 2011 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
December 31, 2012:
Securities held to maturity:
Municipal securities	$71,429,385	$997,969	$(71,648)	$72,355,706
Other securities	650,000	-	-	650,000
	$72,079,385	$997,969	$(71,648)	$73,005,706

Securities available for sale:
U.S. govt. sponsored agency securities	$336,570,995	$2,198,655	$(160,279)	$338,609,371
Residential mortgage-backed and related securities	160,035,196	3,736,821	(170,914)	163,601,103
Municipal securities	24,508,015	1,696,555	(18,834)	26,185,736
Trust preferred securities	86,200	53,200	-	139,400
Other securities	1,347,113	300,732	(23,469)	1,624,376
	$522,547,519	$7,985,963	$(373,496)	$530,159,986

December 31, 2011:
Securities held to maturity:
Other securities	$200,000	$-	$-	$200,000

Securities available for sale:
U.S. govt. sponsored agency securities	$426,581,913	$2,428,994	$(55,687)	$428,955,220
Residential mortgage-backed and related securities	105,373,614	3,488,350	(8,215)	108,853,749
Municipal securities	23,937,118	1,752,246	-	25,689,364
Trust preferred securities	86,200	-	(5,400)	80,800
Other securities	1,354,940	140,022	(44,804)	1,450,158
	$557,333,785	$7,809,612	$(114,106)	$565,029,291

The Company’s held-to-maturity municipal securities consist largely of private issues of municipal debt.  The municipalities are located within the Midwest with a large portion located in or adjacent to the communities of QCBT and CRBT.  The municipal debt investments are underwritten using specific guidelines with ongoing monitoring.

The Company’s residential mortgage-backed and related securities portfolio consists entirely of government sponsored or government guaranteed securities.  The Company has not invested in commercial mortgage-backed securities or pooled trust preferred securities.

Gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2012 and 2011, are summarized as follows:

	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2012:
Securities held to maturity:
Municipal securities	$4,282,352	$(71,648)	$-	$-	$4,282,352	$(71,648)

Securities available for sale:
U.S. govt. sponsored agency securities	$55,621,718	$(160,279)	$-	$-	$55,621,718	$(160,279)
Residential mortgage-backed and related securities	29,324,928	(170,914)	-	-	29,324,928	(170,914)
Municipal securities	1,039,625	(18,834)	-	-	1,039,625	(18,834)
Other securities	-	-	217,500	(23,469)	217,500	(23,469)
	$85,986,271	$(350,027)	$217,500	$(23,469)	$86,203,771	$(373,496)

December 31, 2011:
Securities available for sale:
U.S. govt. sponsored agency securities	$59,979,620	$(55,687)	$-	$-	$59,979,620	$(55,687)
Residential mortgage-backed and related securities	4,906,398	(8,215)	-	-	4,906,398	(8,215)
Trust preferred securities	-	-	80,800	(5,400)	80,800	(5,400)
Other securities	251,957	(44,332)	2,778	(472)	254,735	(44,804)
	$65,137,975	$(108,234)	$83,578	$(5,872)	$65,221,553	$(114,106)

At December 31, 2012, the investment portfolio included 378 securities.  Of this number, 50 securities had unrealized losses with aggregate depreciation of less than 1% from the total amortized cost basis.  Of these 50, one had an unrealized loss for 12 months or more.  All of the debt securities in unrealized loss positions are considered acceptable credit risks.  Based upon an evaluation of the available evidence, including the recent changes in market rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these debt securities are temporary.  In addition, the Company does not intend to sell these securities and/or it is not more-likely-than-not that the Company will be required to sell these debt securities before their anticipated recovery.  At December 31, 2012 and 2011, the Company’s equity securities represent less than 1% of the total portfolio.

For the years ended December 31, 2012 and 2011, the Company did not recognize other-than-temporary impairment on any debt securities.

For the year ended December 31, 2010, the Company’s evaluation determined the decline in fair value for one individual issue trust preferred security was other-than-temporary.  As a result, the Company wrote down the value of this security and recognized a loss in the amount of $113,800.  The Company does not have any other investments in trust preferred securities.

For the year ended December 31, 2012, the Company’s evaluation determined that one privately held equity security experienced a decline in fair value that was other-than-temporary.  As a result, the Company wrote down the value of this security and recognized a loss in the amount of $62,400.

For the year ended December 31, 2011, the Company’s evaluation determined that two privately held equity securities experienced declines in fair value that were other-than-temporary.  As a result, the Company wrote down the value of these securities and recognized losses in the amount of $118,847.

The Company did not recognize other-than-temporary impairment on any equity securities for the year ended December 31, 2010.

All sales of securities, as applicable, for the years ended December 31, 2012, 2011 and 2010, respectively, were from securities identified as available for sale.  Information on proceeds received, as well as the gains from the sale of those securities is as follows:

	2012	2011	2010

Proceeds from sales of securities	$19,215,075	$54,326,191	$-
Gross gains from sales of securities	104,600	1,472,528	-

The amortized cost and fair value of securities as of December 31, 2012, by contractual maturity are shown below.  Expected maturities of mortgage-backed and related securities may differ from contractual maturities because the mortgages underlying the securities may be called or prepaid without any penalties.  Therefore, these securities are not included in the maturity categories in the following summary.  Other securities are excluded from the maturity categories as there is no fixed maturity date.

	Amortized Cost	Fair Value
Securities held to maturity:
Due in one year or less	$853,965	$858,014
Due after one year through five years	9,801,254	9,813,395
Due after five years	61,424,166	62,334,297
	$72,079,385	$73,005,706

Securities available for sale:
Due in one year or less	$995,005	$995,917
Due after one year through five years	33,202,789	33,663,178
Due after five years	326,967,416	330,275,412
	$361,165,210	$364,934,507
Residential mortgage-backed and related securities	160,035,196	163,601,103
Other securities	1,347,113	1,624,376
	$522,547,519	$530,159,986

Portions of the U.S. government sponsored agencies and municipal securities contain call options, at the discretion of the issuer, to terminate the security at predetermined dates prior to the stated maturity, summarized as follows:

	Amortized Cost	Fair Value

Municipal securities, held to maturity	$46,672,253	$47,157,578

U.S. govt. sponsored agency securities	304,670,224	306,253,738
Municipal securities, available for sale	13,498,939	14,381,300
	$318,169,163	$320,635,038

As of December 31, 2012 and 2011, investment securities with a carrying value of $384,194,020 and $412,820,519, respectively, were pledged on Federal Home Loan Bank advances, customer and wholesale repurchase agreements, and for other purposes as required or permitted by law.

Note 3 - Loans/Leases Receivable	12 Months Ended
Dec. 31, 2012
Financing Receivables [Text Block]
Note 3.                 Loans/Leases Receivable

The composition of the loan/lease portfolio as of December 31, 2012 and 2011 is presented as follows:

	2012	2011

Commercial and industrial loans	$394,244,252	$350,794,278
Commercial real estate loans
Owner-occupied commercial real estate	204,911,308	167,790,621
Commercial construction, land development, and other land	44,962,381	60,384,738
Other non owner-occupied commercial real estate	344,105,550	349,628,491
	593,979,239	577,803,850

Direct financing leases *	103,685,656	93,212,362
Residential real estate loans **	115,581,573	98,107,051
Installment and other consumer loans	76,720,514	78,223,080
	1,284,211,234	1,198,140,621
Plus deferred loan/lease orgination costs, net of fees	3,176,405	2,604,876
	1,287,387,639	1,200,745,497
Less allowance for estimated losses on loans/leases	(19,925,204)	(18,789,262)
	$1,267,462,435	$1,181,956,235

* Direct financing leases:
Net minimum lease payments to be received	$117,719,380	$106,389,988
Estimated unguaranteed residual values of leased assets	1,095,848	1,043,326
Unearned lease/residual income	(15,129,572)	(14,220,952)
	103,685,656	93,212,362
Plus deferred lease origination costs, net of fees	3,907,140	3,217,011
	107,592,796	96,429,373
Less allowance for estimated losses on leases	(1,990,395)	(1,339,496)
	$105,602,401	$95,089,877

Management performs an evaluation of the estimated unguaranteed residual values of leased assets on an annual basis, at a minimum.  The evaluation consists of discussions with reputable and current vendors and management’s expertise and understanding of the current states of particular industries to determine informal valuations of the equipment.  As necessary and where available, management will utilize valuations by independent appraisers.  The large majority of leases with residual values contain a lease options rider which requires the lessee to pay the residual value directly, finance the payment of the residual value, or extend the lease term to pay the residual value.  In these cases, the residual value is protected and the risk of loss is minimal.

There were no losses related to residual values during the years ended December 31, 2012 and 2011.  For the year ended December 31, 2010, the Company recognized losses totaling $617,000 in residual values for two direct financing equipment leases.  At December 31, 2012, the Company had 34 leases remaining with residual values totaling $1,095,848 that were not protected with a lease end options rider.   At December 31, 2011, the Company had 39 leases remaining with residual values totaling $1,043,326 that were not protected with a lease end options rider.  Management has performed specific evaluations of these residual values and determined that the valuations are appropriate.

**Includes residential real estate loans held for sale totaling $4,577,233 and $3,832,760 as of December 31, 2012 and 2011, respectively.

The aging of the loan/lease portfolio by classes of loans/leases as of December 31, 2012 and 2011 is presented as follows:

	2012
Classes of Loans/Leases	Current	30-59 Days Past Due	60-89 Days Past Due	Accruing Past Due 90 Days or More	Nonaccrual Loans/Leases	Total

Commercial and Industrial	$388,825,307	$3,724,506	$9,940	$120,000	$1,564,499	$394,244,252
Commercial Real Estate
Owner-Occupied Commercial Real Estate	204,141,070	142,993	-	-	627,245	204,911,308
Commercial Construction, Land Development, and Other Land	42,180,819	-	-	-	2,781,562	44,962,381
Other Non Owner-Occupied Commercial Real Estate	332,644,532	86,986	1,111,856	-	10,262,176	344,105,550
Direct Financing Leases	101,635,084	877,210	174,560	-	998,802	103,685,656
Residential Real Estate	111,993,859	2,254,730	283,466	-	1,049,518	115,581,573
Installment and Other Consumer	75,711,203	301,025	20,112	39,481	648,693	76,720,514
	$1,257,131,874	$7,387,450	$1,599,934	$159,481	$17,932,495	$1,284,211,234

As a percentage of total loan/lease portfolio	97.89%	0.58%	0.12%	0.01%	1.40%	100.00%

	2011
Classes of Loans/Leases	Current	30-59 Days Past Due	60-89 Days Past Due	Accruing Past Due 90 Days or More	Nonaccrual Loans/Leases	Total

Commercial and Industrial	$347,417,683	$226,394	$239,991	$120,000	$2,790,210	$350,794,278
Commercial Real Estate
Owner-Occupied Commercial Real Estate	166,632,318	146,847	-	-	1,011,456	167,790,621
Commercial Construction, Land Development, and Other Land	55,741,827	211,878	486,802	968,919	2,975,312	60,384,738
Other Non Owner-Occupied Commercial Real Estate	336,080,128	522,323	3,732,935	-	9,293,105	349,628,491
Direct Financing Leases	91,273,406	826,187	396,344	-	716,425	93,212,362
Residential Real Estate	95,456,433	1,127,465	389,678	-	1,133,475	98,107,051
Installment and Other Consumer	76,376,399	737,543	12,122	22,160	1,074,856	78,223,080
	$1,168,978,194	$3,798,637	$5,257,872	$1,111,079	$18,994,839	$1,198,140,621

As a percentage of total loan/lease portfolio	97.57%	0.32%	0.44%	0.09%	1.59%	100.00%

Nonperforming loans/leases by classes of loans/leases as of December 31, 2012 and 2011 is presented as follows:

	2012
Classes of Loans/Leases	Accruing Past Due 90 Days or More	Nonaccrual Loans/Leases *	Troubled Debt Restructurings - Accruing	Total Nonperforming Loans/Leases	Percentage of Total Nonperforming Loans/Leases

Commercial and Industrial	$120,000	$1,564,499	$184,084	$1,868,583	7.36%
Commercial Real Estate
Owner-Occupied Commercial Real Estate	-	627,245	-	627,245	2.47%
Commercial Construction, Land Development, and Other Land	-	2,781,562	1,016,023	3,797,585	14.96%
Other Non Owner-Occupied Commercial Real Estate	-	10,262,176	5,820,765	16,082,941	63.34%
Direct Financing Leases	-	998,802	-	998,802	3.93%
Residential Real Estate	-	1,049,518	167,739	1,217,257	4.79%
Installment and Other Consumer	39,481	648,693	110,982	799,156	3.15%
	$159,481	$17,932,495	$7,299,593	$25,391,569	100.00%

*At December 31, 2012, nonaccrual loans/leases included $5,658,781 of troubled debt restructurings, including $99,804 in commercial and industrial loans, $5,173,589 in commercial real estate loans, $64,722 in residential real estate loans, and $320,666 in installment loans.

	2011
Classes of Loans/Leases	Accruing Past Due 90 Days or More	Nonaccrual Loans/Leases *	Troubled Debt Restructurings - Accruing	Total Nonperforming Loans/Leases	Percentage of Total Nonperforming Loans/Leases

Commercial and Industrial	$120,000	$2,790,210	$187,407	$3,097,617	9.68%
Commercial Real Estate
Owner-Occupied Commercial Real Estate	-	1,011,456	-	1,011,456	3.16%
Commercial Construction, Land Development, and Other Land	968,919	2,975,312	6,076,143	10,020,374	31.30%
Other Non Owner-Occupied Commercial Real Estate	-	9,293,105	5,049,795	14,342,900	44.81%
Direct Financing Leases	-	716,425	590,238	1,306,663	4.08%
Residential Real Estate	-	1,133,475	-	1,133,475	3.54%
Installment and Other Consumer	22,160	1,074,856	-	1,097,016	3.43%
	$1,111,079	$18,994,839	$11,903,583	$32,009,501	100.00%

**At December 31, 2011, nonaccrual loans/leases included $8,622,874 of troubled debt restructurings, including $198,697 in commercial and industrial loans, $8,074,777 in commercial real estate loans, $64,726 in direct financing leases, and $284,674 in installment loans.

Changes in the allowance for estimated losses on loans/leases by portfolio segment for the years ended December 31, 2012, 2011, and 2010 are presented as follows:

	Year Ended December 31, 2012

	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Balance, beginning	$4,878,006	$10,596,958	$1,339,496	$704,946	$1,269,856	$18,789,262
Provisions charged to expense	(327,045)	2,482,327	1,313,767	370,140	531,578	4,370,767
Loans/leases charged off	(682,877)	(2,232,004)	(739,755)	(4,758)	(717,035)	(4,376,429)
Recoveries on loans/leases previously charged off	663,461	222,221	76,887	-	179,035	1,141,604
Balance, ending	$4,531,545	$11,069,502	$1,990,395	$1,070,328	$1,263,434	$19,925,204

	Year Ended December 31, 2011

	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Balance, beginning	$7,548,922	$9,087,315	$1,530,572	$748,028	$1,449,819	$20,364,656
Provisions charged to expense	256,945	4,759,003	907,014	(4,147)	697,199	6,616,014
Loans/leases charged off	(3,262,742)	(3,590,868)	(1,100,886)	(38,935)	(1,068,320)	(9,061,751)
Recoveries on loans/leases previously charged off	334,881	341,508	2,796	-	191,158	870,343
Balance, ending	$4,878,006	$10,596,958	$1,339,496	$704,946	$1,269,856	$18,789,262

	Year Ended December 31, 2010

	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Balance, beginning	$5,425,624	$12,665,721	$1,681,376	$685,732	$2,046,281	$22,504,734
Provisions charged to expense	5,099,350	1,203,163	684,619	97,723	378,763	7,463,618
Loans/leases charged off	(3,309,273)	(5,210,444)	(998,737)	(35,427)	(1,146,395)	(10,700,276)
Recoveries on loans/leases previously charged off	333,221	428,875	163,314	-	171,170	1,096,580
Balance, ending	$7,548,922	$9,087,315	$1,530,572	$748,028	$1,449,819	$20,364,656

The allowance for estimated losses on loans/leases by impairment evaluation and by portfolio segment as of December 31, 2012 and 2011 is presented as follows:

	2012
	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Allowance for loans/leases individually evaluated for impairment	$280,170	$4,005,042	$125,000	$105,565	$71,992	$4,587,769
Allowance for loans/leases collectively evaluated for impairment	4,251,375	7,064,460	1,865,395	964,763	1,191,442	15,337,435
	$4,531,545	$11,069,502	$1,990,395	$1,070,328	$1,263,434	$19,925,204

Loans/leases individually evaluated for impairment	$1,006,952	$20,383,846	$998,802	$1,217,256	$687,355	$24,294,211
Loans/leases collectively evaluated for impairment	393,237,300	573,595,393	102,686,854	114,364,317	76,033,159	1,259,917,023
	$394,244,252	$593,979,239	$103,685,656	$115,581,573	$76,720,514	$1,284,211,234

Allowance as a percentage of loans/leases individually evaluated for impairment	27.82%	19.65%	12.51%	8.67%	10.47%	18.88%
Allowance as a percentage of loans/leases collectively evaluated for impairment	1.08%	1.23%	1.82%	0.84%	1.57%	1.22%
Total allowance as a percentage of total loans/leaess	1.15%	1.86%	1.92%	0.93%	1.65%	1.55%

	2011
	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Allowance for loans/leases individually evaluated for impairment	$903,187	$4,297,738	$66,675	$55,884	$22,819	$5,346,303
Allowance for loans/leases collectively evaluated for impairment	3,974,819	6,299,220	1,272,821	649,062	1,247,037	13,442,959
	$4,878,006	$10,596,958	$1,339,496	$704,946	$1,269,856	$18,789,262

Loans/leases individually evaluated for impairment	$2,152,855	$24,281,365	$1,306,663	$1,133,474	$984,806	$29,859,163
Loans/leases collectively evaluated for impairment	348,641,423	553,522,485	91,905,699	96,973,577	77,238,274	1,168,281,458
	$350,794,278	$577,803,850	$93,212,362	$98,107,051	$78,223,080	$1,198,140,621

Allowance as a percentage of loans/leases individually evaluated for impairment	41.95%	17.70%	5.10%	4.93%	2.32%	17.91%
Allowance as a percentage of loans/leases collectively evaluated for impairment	1.14%	1.14%	1.38%	0.67%	1.61%	1.15%
Total allowance as a percentage of total loans/leaess	1.39%	1.83%	1.44%	0.72%	1.62%	1.56%

Information for impaired loans/leases is presented in the tables below.  The recorded investment represents customer balances net of any partial charge-offs recognized on the loan/lease.  The unpaid principal balance represents the recorded balance outstanding on the loan/lease prior to any partial charge-offs.

Loans/leases, by classes of financing receivable, considered to be impaired as of and for the years ended December 31, 2012, 2011, and 2010 is presented as follows:

	2012
Classes of Loans/Leases	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized for Cash Payments Received

Impaired Loans/Leases with No Specific Allowance Recorded:
Commercial and Industrial	$438,355	$1,203,710	$-	$757,286	$7,910	$7,910
Commercial Real Estate
Owner-Occupied Commercial Real Estate	503,321	503,321	-	624,766	-	-
Commercial Construction, Land Development, and Other Land	678,523	678,523	-	3,359,435	3,549	3,549
Other Non Owner-Occupied Commercial Real Estate	495,702	495,702	-	5,288,820	2,017	2,017
Direct Financing Leases	777,645	777,645	-	871,076	-	-
Residential Real Estate	944,211	1,127,242	-	1,050,160	6,728	6,728
Installment and Other Consumer	534,368	534,368	-	815,720	629	629
	$4,372,125	$5,320,511	$-	$12,767,263	$20,833	$20,833

Impaired Loans/Leases with Specific Allowance Recorded:
Commercial and Industrial	$568,597	$590,849	$280,170	$499,036	$-	$-
Commercial Real Estate
Owner-Occupied Commercial Real Estate	-	-	-	-	-	-
Commercial Construction, Land Development, and Other Land	3,967,583	3,967,583	1,105,795	2,311,845	5,749	5,749
Other Non Owner-Occupied Commercial Real Estate	14,738,717	14,991,676	2,899,247	10,949,295	308,339	308,339
Direct Financing Leases	221,157	221,157	125,000	90,610	-	-
Residential Real Estate	273,045	273,045	105,565	258,677	-	-
Installment and Other Consumer	152,987	152,987	71,992	101,075	-	-
	$19,922,086	$20,197,297	$4,587,769	$14,210,538	$314,088	$314,088

Total Impaired Loans/Leases:
Commercial and Industrial	$1,006,952	$1,794,559	$280,170	$1,256,322	$7,910	$7,910
Commercial Real Estate
Owner-Occupied Commercial Real Estate	503,321	503,321	-	624,766	-	-
Commercial Construction, Land Development, and Other Land	4,646,106	4,646,106	1,105,795	5,671,280	9,298	9,298
Other Non Owner-Occupied Commercial Real Estate	15,234,419	15,487,378	2,899,247	16,238,115	310,356	310,356
Direct Financing Leases	998,802	998,802	125,000	961,686	-	-
Residential Real Estate	1,217,256	1,400,287	105,565	1,308,837	6,728	6,728
Installment and Other Consumer	687,355	687,355	71,992	916,795	629	629
	$24,294,211	$25,517,808	$4,587,769	$26,977,801	$334,921	$334,921

Impaired loans/leases for which no allowance has been provided have adequate collateral, based on management’s current estimates.

	2011
Classes of Loans/Leases	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized for Cash Payments Received

Impaired Loans/Leases with No Specific Allowance Recorded:
Commercial and Industrial	$360,947	$979,901	$-	$3,873,371	$-	$-
Commercial Real Estate
Owner-Occupied Commercial Real Estate	736,610	736,610	-	1,909,754	-	-
Commercial Construction, Land Development, and Other Land	-	-	-	2,979,950	-	-
Other Non Owner-Occupied Commercial Real Estate	3,936,826	3,986,820	-	5,568,776	-	-
Direct Financing Leases	1,094,178	1,094,178	-	1,487,570	81,921	81,921
Residential Real Estate	788,685	862,298	-	892,480	-	-
Installment and Other Consumer	593,987	593,987	-	821,889	-	-
	$7,511,233	$8,253,794	$-	$17,533,790	$81,921	$81,921

Impaired Loans/Leases with Specific Allowance Recorded:
Commercial and Industrial	$1,791,908	$1,791,908	$903,187	$1,175,105	$36,984	$36,984
Commercial Real Estate
Owner-Occupied Commercial Real Estate	217,059	217,059	47,911	121,201	-	-
Commercial Construction, Land Development, and Other Land	9,051,455	9,051,455	3,002,450	4,334,241	16,249	16,249
Other Non Owner-Occupied Commercial Real Estate	10,339,415	10,839,415	1,247,377	5,595,044	11,623	11,623
Direct Financing Leases	212,485	212,485	66,675	138,127	5,244	5,244
Residential Real Estate	344,789	344,789	55,884	282,020	-	-
Installment and Other Consumer	390,819	390,819	22,819	51,871	-	-
	$22,347,930	$22,847,930	$5,346,303	$11,697,609	$70,100	$70,100

Total Impaired Loans/Leases:
Commercial and Industrial	$2,152,855	$2,771,809	$903,187	$5,048,476	$36,984	$36,984
Commercial Real Estate
Owner-Occupied Commercial Real Estate	953,669	953,669	47,911	2,030,955	-	-
Commercial Construction, Land Development, and Other Land	9,051,455	9,051,455	3,002,450	7,314,191	16,249	16,249
Other Non Owner-Occupied Commercial Real Estate	14,276,241	14,826,235	1,247,377	11,163,820	11,623	11,623
Direct Financing Leases	1,306,663	1,306,663	66,675	1,625,697	87,165	87,165
Residential Real Estate	1,133,474	1,207,087	55,884	1,174,500	-	-
Installment and Other Consumer	984,806	984,806	22,819	873,760	-	-
	$29,859,163	$31,101,724	$5,346,303	$29,231,399	$152,021	$152,021

Impaired loans/leases for which no allowance has been provided have adequate collateral, based on management’s current estimates.

Note 3.                 Loans/Leases Receivable (Continued)

	2010
Classes of Loans/Leases	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized for Cash Payments Received

Impaired Loans/Leases with No Specific Allowance Recorded:
Commercial and Industrial	$1,459,790	$3,350,036	$-	$1,782,357	$-	$-
Commercial Real Estate
Owner-Occupied Commercial Real Estate	681,727	681,727	-	553,012	-	-
Commercial Construction, Land Development, and Other Land	2,538,621	2,872,083	-	1,530,324	-	-
Other Non Owner-Occupied Commercial Real Estate	2,942,189	3,792,226	-	1,478,956	-	-
Direct Financing Leases	953,994	953,994	-	1,080,564	27,089	27,089
Residential Real Estate	758,031	758,031	-	721,757	-	-
Installment and Other Consumer	1,561,322	1,561,322	-	569,542	11,825	11,825
	$10,895,674	$13,969,419	$-	$7,716,512	$38,914	$38,914

Impaired Loans/Leases with Specific Allowance Recorded:
Commercial and Industrial	$7,364,880	$7,866,634	$3,331,436	$5,962,381	$19,891	$19,891
Commercial Real Estate
Owner-Occupied Commercial Real Estate	1,074,210	1,074,210	232,194	847,507	45,641	45,641
Commercial Construction, Land Development, and Other Land	7,660,458	7,660,458	1,818,193	9,263,675	3,832	3,832
Other Non Owner-Occupied Commercial Real Estate	9,872,826	10,091,777	1,658,791	9,393,250	235,366	235,366
Direct Financing Leases	811,096	811,096	335,000	663,697	-	-
Residential Real Estate	528,246	528,246	27,355	565,051	-	-
Installment and Other Consumer	49,777	49,777	49,777	432,460	-	-
	$27,361,493	$28,082,198	$7,452,746	$27,128,021	$304,730	$304,730

Total Impaired Loans/Leases:
Commercial and Industrial	$8,824,670	$11,216,670	$3,331,436	$7,744,738	$19,891	$19,891
Commercial Real Estate
Owner-Occupied Commercial Real Estate	1,755,937	1,755,937	232,194	1,400,519	45,641	45,641
Commercial Construction, Land Development, and Other Land	10,199,079	10,532,541	1,818,193	10,793,999	3,832	3,832
Other Non Owner-Occupied Commercial Real Estate	12,815,015	13,884,003	1,658,791	10,872,206	235,366	235,366
Direct Financing Leases	1,765,090	1,765,090	335,000	1,744,261	27,089	27,089
Residential Real Estate	1,286,277	1,286,277	27,355	1,286,808	-	-
Installment and Other Consumer	1,611,099	1,611,099	49,777	1,002,002	11,825	11,825
	$38,257,167	$42,051,617	$7,452,746	$34,844,533	$343,644	$343,644

Impaired loans/leases for which no allowance has been provided have adequate collateral, based on management’s current estimates.

For commercial and industrial and commercial real estate loans, the Company’s credit quality indicator is internally assigned risk ratings.  Each commercial loan is assigned a risk rating upon origination.  The risk rating is reviewed every 15 months, at a minimum, and on as needed basis depending on the specific circumstances of the loan.  See Note 1 for further discussion on the Company’s risk ratings.

For direct financing leases, residential real estate loans, and installment and other consumer loans, the Company’s credit quality indicator is performance determined by delinquency status.  Delinquency status is updated daily by the Company’s loan system.

For each class of financing receivable, the following presents the recorded investment by credit quality indicator as of December 31, 2012 and 2011:

	2012
		Commercial Real Estate
			Non Owner-Occupied
Internally Assigned Risk Rating	Commercial and Industrial	Owner-Occupied Commercial Real Estate	Commercial Construction, Land Development, and Other Land	Other Commercial Real Estate	Total

Pass (Ratings 1 through 5)	$371,856,380	$195,567,523	$38,125,793	$312,370,393	$917,920,089
Special Mention (Rating 6)	8,008,866	5,488,602	1,238,152	7,319,902	22,055,522
Substandard (Rating 7)	14,379,006	3,855,183	5,598,436	24,415,255	48,247,880
Doubtful (Rating 8)	-	-	-	-	-
	$394,244,252	$204,911,308	$44,962,381	$344,105,550	$988,223,491

	2012
Delinquency Status *	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Performing	$102,686,854	$114,364,316	$75,921,358	$292,972,528
Nonperforming	998,802	1,217,257	799,156	3,015,215
	$103,685,656	$115,581,573	$76,720,514	$295,987,743
	2011
		Commercial Real Estate
			Non Owner-Occupied
Internally Assigned Risk Rating	Commercial and Industrial	Owner-Occupied Commercial Real Estate	Commercial Construction, Land Development, and Other Land	Other Commercial Real Estate	Total

Pass (Ratings 1 through 5)	$324,225,905	$158,955,618	$46,268,554	$310,401,972	$839,852,049
Special Mention (Rating 6)	8,814,497	2,700,496	764,586	13,754,798	26,034,377
Substandard (Rating 7)	17,753,876	6,134,507	13,351,598	25,471,721	62,711,702
Doubtful (Rating 8)	-	-	-	-	-
	$350,794,278	$167,790,621	$60,384,738	$349,628,491	$928,598,128

	2011
Delinquency Status *	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Performing	$91,905,699	$96,973,576	$77,126,064	$266,005,339
Nonperforming	1,306,663	1,133,475	1,097,016	3,537,154
	$93,212,362	$98,107,051	$78,223,080	$269,542,493

*Performing = loans/leases accruing and less than 90 days past due.  Nonperforming = loans/leases on nonaccrual, accruing loans/leases that are greater than or equal to 90 days past due, and accruing troubled debt restructurings.

As of December 31, 2012 and 2011, troubled debt restructurings totaled $12,958,374 and $20,526,457, respectively.

For each class of financing receivable, the following presents the number and recorded investment of troubled debt restructurings, by type of concession, that were restructured during the years ended December 31, 2012 and 2011.  The difference between the pre-modification recorded investment and the post-modification recorded investment would be any partial charge-offs at the time of restructuring.
	2012
Classes of Loans/Leases	Number of Loans/Leases	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Specific Allowance

CONCESSION - Extension of maturity
Other Non Owner-Occupied Commercial Real Estate	1	$733,442	$733,442	$176,526

CONCESSION - Significant payment delay
Commercial Construction, Land Development, and Other Land	8	$1,274,172	$1,274,172	$190,997
Other Non Owner-Occupied Commercial Real Estate	2	264,173	264,173	36,724
Residential Real Estate	1	64,722	64,722	-
Installment and Other Consumer	2	35,318	35,318	5,332
	13	$1,638,385	$1,638,385	$233,053

CONCESSION - Interest rate adjusted below market
Commercial Construction, Land Development, and Other Land	1	$337,500	$337,500	$55,295
Other Non Owner-Occupied Commercial Real Estate	2	1,542,784	1,289,825	262,704
Residential Real Estate	1	167,739	167,739	-
Installment and Other Consumer	1	16,043	16,043	-
	5	$2,064,066	$1,811,107	$317,999

TOTAL	19	$4,435,893	$4,182,934	$727,578

Of the troubled debt restructurings reported above, 9 with post-modification recorded investments totaling $1,779,126 were on nonaccrual as of December 31, 2012.

	2011
Classes of Loans/Leases	Number of Loans/Leases	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Specific Allowance

CONCESSION - Extension of maturity
Other Non Owner-Occupied Commercial Real Estate	1	$2,851,134	$2,851,134	$-

CONCESSION - Significant payment delay
Commercial and Industrial	4	$1,175,819	$1,175,819	$-
Other Non Owner-Occupied Commercial Real Estate	2	4,309,589	4,309,589	308,254
Direct Financing Leases	2	633,621	633,621	-
Installment and Other Consumer	1	187,650	187,650	125,928
	9	$6,306,679	$6,306,679	$434,182

CONCESSION - Interest rate adjusted below market
Commercial Construction, Land Development, and Other Land	5	$6,549,376	$6,549,376	$2,203,438

TOTAL	15	$15,707,189	$15,707,189	$2,637,620

Of the troubled debt restructurings reported above, five with post-modification recorded investments totaling $4,480,398 were on nonaccrual at December 31, 2011.  None of the troubled debt restructurings reported above had partial charge-offs.

For the years ended December 31, 2012 and 2011, none of the Company’s troubled debt restructurings had redefaulted within 12 months subsequent to restructure where default is defined as delinquency of 90 days or more and/or placement on nonaccrual status.

Loans are made in the normal course of business to directors, executive officers, and their related interests.  The terms of these loans, including interest rates and collateral, are similar to those prevailing for comparable transactions with other persons.  An analysis of the changes in the aggregate committed amount of loans greater than or equal to $60,000 during the years ended December 31, 2012, 2011, and 2010, was as follows:

	2012	2011	2010

Balance, beginning	$19,155,542	$20,796,427	$25,532,422
Net increase (decrease) due to change in related parties	2,784,143	(235,000)	(9,306,435)
Advances	6,754,970	10,674,567	13,576,200
Repayments	(8,192,597)	(12,080,452)	(9,005,760)
Balance, ending	$20,502,058	$19,155,542	$20,796,427

The Company’s loan portfolio includes a geographic concentration in the Midwest.  Additionally, the loan portfolio includes a concentration of loans in certain industries as of December 31, 2012 and 2011 as follows:

	2012		2011
Industry Name	Balance	Percentage of Total Loans/Leases	Balance	Percentage of Total Loans/Leases

Lessors of Non-Residential Buildings	$178,060,120	14%	$179,510,937	15%
Lessors of Residential Buildings	61,459,574	5%	50,029,069	4%
Bank Holding Companies	47,662,055	4%	38,046,779	3%

Note 4 - Premises and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
Note 4.                 Premises and Equipment

The following summarizes the components of premises and equipment as of December 31, 2012 and 2011:

	2012	2011

Land	$5,583,180	$5,525,022
Buildings (useful lives 15 to 50 years)	28,368,503	28,124,868
Furniture and equipment (useful lives 3 to 10 years)	20,069,281	18,882,807
	54,020,964	52,532,697
Less accumulated depreciation	22,758,574	20,791,946
	$31,262,390	$31,740,751

Certain facilities are leased under operating leases.  Rental expense was $372,631, $290,101, and $464,447, for the years ended December 31, 2012, 2011, and 2010, respectively.

Future minimum rental commitments under noncancelable leases are as follows as of December 31, 2012:

Year ending December 31:
2013	$373,079
2014	374,846
2015	216,844
2016	222,897
2017	224,772
Thereafter	339,102
$1,751,540

Note 5 - Deposits	12 Months Ended
Dec. 31, 2012
Deposit Liabilities Disclosures [Text Block]
Note 5.                 Deposits

The aggregate amount of certificates of deposit, each with a minimum denomination of $100,000, was $249,664,219 and $244,564,702 as of December 31, 2012 and 2011, respectively.

As of December 31, 2012, the scheduled maturities of certificates of deposit were as follows:

Year ending December 31:
2013	$225,152,331
2014	51,775,136
2015	39,141,526
2016	14,601,275
2017	3,871,506
$334,541,774

Note 6 - Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-term Debt [Text Block]
Note 6.                 Short-Term Borrowings

Short-term borrowings as of December 31, 2012 and 2011 are summarized as follows:

	2012	2011

Overnight repurchase agreements with customers	$104,942,961	$110,236,450
Federal funds purchased	66,140,000	103,300,000
	$171,082,961	$213,536,450

Information concerning overnight repurchase agreements with customers is summarized as follows as of December 31, 2012 and 2011:

	2012	2011

Average daily balance during the period	$111,782,307	$110,468,792
Average daily interest rate during the period	0.13%	0.23%
Maximum month-end balance during the period	$141,890,506	$117,901,743
Weighted average rate as of end of period	0.11%	0.23%

Securities underlying the agreements as of end of period:
Carrying value	$160,950,808	$201,053,829
Fair value	160,950,808	201,053,829

The securities underlying the agreements as of December 31, 2012 and 2011 were under the Company's control in safekeeping at third-party financial institutions.

Information concerning federal funds purchased is summarized as follows as of December 31, 2012 and 2011:

	2012	2011

Average daily balance during the period	$52,379,823	$33,702,904
Average daily interest rate during the period	0.27%	0.27%
Maximum month-end balance during the period	$80,150,000	$103,300,000
Weighted average rate as of end of period	0.26%	0.22%

Note 7 - Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances, Disclosure [Text Block]
Note 7.                 Federal Home Loan Bank Advances

The subsidiary banks are members of the FHLB of Des Moines or Chicago.  As of December 31, 2012 and 2011, the subsidiary banks held $11,986,400 and $11,516,800, respectively, of FHLB stock, which is included in restricted investment securities on the consolidated balance sheets.

During the first quarter of 2011, the Company’s largest subsidiary bank, QCBT, prepaid $15,000,000 of FHLB advances with a weighted average interest rate of 4.87% and a weighted average maturity of May 2012.  The fees for prepayment totaled $832,099 and are included in noninterest expenses in the Statement of Income.  In addition, QCBT modified $20,350,000 of fixed rate FHLB advances with a weighted average interest rate of 4.33% and a weighted average maturity of October 2013 into new fixed rate FHLB advances with a weighted average interest rate of 3.35% and a weighted average maturity of February 2014.

During the fourth quarter of 2011, the Company’s smallest subsidiary bank, RB&T, modified $13,000,000 of fixed rate FHLB advances with a weighted average rate of 3.37% and a weighted average maturity of March 2013 into new fixed rate FHLB advances with a weighted average interest rate of 2.29% and a weighted average maturity of February  2016.

There were no modifications or prepayments during 2012.

Maturity and interest rate information on advances from FHLB as of December 31, 2012 and 2011 is as follows:

	December 31, 2012
	Amount Due	Weighted Average Interest Rate at Year-End	Amount Due with Putable Option *	Weighted Average Interest Rate at Year-End
Maturity:
Year ending December 31:
2013	$24,000,000	1.50%	$-	-%
2014	27,850,000	3.16	-	-
2015	16,000,000	2.84	-	-
2016	57,500,000	4.19	47,500,000	4.64
2017	36,000,000	3.89	20,000,000	4.51
Thereafter	41,000,000	3.58	33,000,000	3.64
Total FHLB advances	$202,350,000	3.45	$100,500,000	4.29

	December 31, 2011
	Amount Due	Weighted Average Interest Rate at Year-End	Amount Due with Putable Option *	Weighted Average Interest Rate at Year-End
Maturity:
Year ending December 31:
2012	$15,400,000	3.95%	$-	-%
2013	15,000,000	2.35	-	-
2014	27,850,000	3.16	-	-
2015	16,000,000	3.03	-	-
2016	57,500,000	3.91	47,500,000	4.64
Thereafter	73,000,000	3.85	53,000,000	3.97
Total FHLB advances	$204,750,000	3.67	$100,500,000	4.29

*Of the advances outstanding, a large portion have putable options which allow the FHLB, at its discretion, to terminate the advances and require the subsidiary banks to repay at predetermined dates prior to the stated maturity date of the advances.

Advances are collateralized by securities with a carrying value of $18,959,669 and $14,095,430 as of December 31, 2012 and 2011, respectively, and by loans pledged of $423,179,584 and $413,662,493, respectively, in aggregate.  On pledged loans, the FHLB applies varying collateral maintenance levels from 125% to 333% based on the loan type.

Note 8 - Other Borrowings and Unused Lines of Credit	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
Note 8.                 Other Borrowings and Unused Lines of Credit

Other borrowings as of December 31, 2012 and 2011 are summarized as follows:

	2012	2011

Wholesale structured repurchase agreements	$130,000,000	$130,000,000
364-day revolving note	5,600,000	3,600,000
Series A subordinated notes	2,639,762	2,631,663
	$138,239,762	$136,231,663

Maturity and interest rate information concerning wholesale structured repurchase agreements is summarized as follows:

	December 31, 2012		December 31, 2011
	Amount Due	Weighted Average Interest Rate at Year-End	Amount Due	Weighted Average Interest Rate at Year-End
Maturity:
Year ending December 31:
2015	$35,000,000	3.00%	$45,000,000	3.11%
2016	20,000,000	3.46	35,000,000	3.67
2017	10,000,000	3.00	10,000,000	3.00
Thereafter	65,000,000	3.71	40,000,000	4.03
Total Wholesale Structured Repurchase Agreements	$130,000,000	3.43	$130,000,000	3.54

Each wholesale structured repurchase agreement has a one-time put option, at the discretion of the counterparty, to terminate the agreement and require the subsidiary bank to repay at predetermined dates prior to the stated maturity date of the agreement.

As of December 31, 2012 and 2011, embedded within $50,000,000 and $65,000,000, respectively, of the wholesale structured repurchase agreements were interest rate cap options with varying terms.  Of the $50,000,000 as of December 31, 2012, $20,000,000 matures in 2016 with the caps expiring in 2013 in conjunction with the one-time put option, and $30,000,000 matures in 2019 with the caps expiring in 2014 in conjunction with the one-time put option.  Of the $65,000,000 at December 31, 2011, $35,000,000 matures in 2016 with the caps expiring in 2013 in conjunction with the one-time put option, and $30,000,000 matures in 2019 with the caps expiring in 2014 in conjunction with the one-time put option.  The interest rate cap options are effected when the 3-month LIBOR rate increases to certain levels.  If that situation occurs, the rate paid will be decreased by the difference between the 3-month LIBOR rate and the particular cap level.  In no case will the rate paid fall below 0.00%.

During 2012, the Company modified $25,000,000 of fixed rate wholesale structured repurchase agreements with a weighted average rate of 3.77% and a weighted average maturity of December 2015 into new fixed rate wholesale structured repurchase agreements with a weighted average interest rate of 3.21% and a weighted average maturity of April 2019.  Of this $25,000,000, $15,000,000 had interest rate cap options embedded that were set to expire in 2013 in conjunction with the one-time put option.  Upon modification, the interest rate cap options were cancelled.

At December 31, 2011, the Company had a single $20,000,000 secured revolving credit note which matures every 364 days.  At December 31, 2011, the note carried a balance outstanding of $3,600,000.  Interest was payable monthly at the effective LIBOR rate plus 3.00% per annum, as defined by the credit agreement.  As of December 31, 2011, the interest rate on the note was 3.27%.  The note renewed on March 30, 2012.    At December 31, 2012, the note carried a balance outstanding of $5,600,000.  Interest is payable monthly at the effective LIBOR rate plus 2.50% per annum, as a result of achieving certain asset quality measures as defined in the credit agreement.  As of December 31, 2012, the interest rate on the note was 2.71%.

The current revolving note agreement contains certain covenants that place restrictions on additional debt and stipulate minimum capital and various operating ratios.

On March 19, 2010, the Company closed a private placement offering resulting in the issuance of 2,700 units (each, a “Unit”) to accredited investors for an aggregate purchase price of $2,700,000, or $1,000 per Unit.  Each Unit consists of a 6.00% Series A Subordinated Note, due September 1, 2018 (collectively, the “Subordinated Notes”), $1,000 principal amount, and a detachable warrant (collectively, the “Warrants”) to acquire 20 shares of the Company’s common stock, par value $1.00 per share (the “Common Stock”), at a per share exercise price equal to $10.00 per share, subject to normal adjustments, as set forth in the Warrants.

The Subordinated Notes have a maturity date of September 1, 2018.  The Subordinated Notes bear interest payable semi-annually, in arrears, on June 30 and December 30 of each year, at a fixed interest rate of 6.00% per year.  The Company may, at its option, subject to regulatory approvals, redeem some or all of the Subordinated Notes at a redemption price equal to 100% of the principal amount of the redeemed notes, plus any accrued but unpaid interest.

The Warrants will expire on March 19, 2015 and may be exercised at any time prior to their expiration date, at the holder’s option, by payment of the cash exercise price.  The Company may require holders of the Warrants to convert each Warrant into 20 shares of Common Stock, if at any time after the first anniversary of their date of issuance, the volume weighted-average per share price of the common stock equals or exceeds 130% of the exercise price for at least 20 trading days in a period of 30 consecutive trading days.  The Warrants are detachable from the Subordinated Notes and, subject to any limitations imposed by applicable securities laws, may be transferred separately from the Subordinated Notes at any time after March 19, 2012.  During the year ended December 31, 2012, all 54,000 Warrants were exercised by the holders for total proceeds in the amount of $540,000.

The Subordinated Notes are intended to qualify as Tier 2 capital of the Company for regulatory purposes.  The Company used the net proceeds from the sale of the Units to further strengthen the capital positions of the Company and specifically RB&T.

Unused lines of credit of the subsidiary banks as of December 31, 2012 and 2011 are summarized as follows:

	2012	2011

Secured	$52,703,791	$72,929,607
Unsecured	259,000,000	152,500,000
	$311,703,791	$225,429,607

The Company pledges the eligible portion of its municipal securities portfolio and select commercial and industrial and commercial real estate loans to the Federal Reserve Bank of Chicago for borrowing at the Discount Window.

Note 9 - Junior Subordinate Debentures	12 Months Ended
Dec. 31, 2012
Subordinated Borrowings Disclosure [Text Block]
Note 9.                               Junior Subordinated Debentures

Junior subordinated debentures are summarized as of December 31, 2012 and 2011 as follows:

	2012	2011

Note Payable to Trust II	$12,372,000	$12,372,000
Note Payable to Trust III	8,248,000	8,248,000
Note Payable to Trust IV	5,155,000	5,155,000
Note Payable to Trust V	10,310,000	10,310,000
	$36,085,000	$36,085,000

A schedule of the Company’s non-consolidated subsidiaries formed for the issuance of trust preferred securities including the amounts outstanding as of December 31, 2012 and 2011, is as follows:

Name	Date Issued	Amount Issued	Interest Rate	Interest Rate as of 12/31/12	Interest Rate as of 12/31/11

QCR Holdings Statutory Trust II	February 2004	$12,372,000	2.85% over 3-month LIBOR *	3.21%	3.22%
QCR Holdings Statutory Trust III	February 2004	8,248,000	2.85% over 3-month LIBOR	3.21%	3.22%
QCR Holdings Statutory Trust IV	May 2005	5,155,000	1.80% over 3-month LIBOR	2.14%	2.20%
QCR Holdings Statutory Trust V	February 2006	10,310,000	1.55% over 3-month LIBOR **	1.89%	1.95%
		$36,085,000	Weighted Average Rate	2.68%	2.71%

*Rate was fixed at 6.93% until March 31, 2011 when it became variable based on 3-month LIBOR plus 2.85%, reset quarterly.

**Rate was fixed at 6.62% until April 7, 2011, when it became variable based on 3-month LIBOR plus 1.55%, reset quarterly.

Securities issued by Trust II, Trust III, Trust IV, and Trust V mature 30 years from the date of issuance, but all are currently callable at par at anytime.

Note 10 - Preferred Stock	12 Months Ended
Dec. 31, 2012
Preferred Stock [Text Block]
Note 10.           Preferred Stock

Preferred stock is summarized as of December 31, 2012 and 2011 as follows:

	2012	2011

Series E Non-Cumulative Convertible Perpetual Preferred Stock	25,000	25,000
Series F Non-Cumulative Perpetual Preferred Stock	29,867	40,090
	$54,867	$65,090

Series B Non-Cumulative Perpetual Preferred Stock:  The 268 shares of Series B Non-Cumulative Perpetual Preferred Stock (“Series B Preferred Stock”) had a stated dividend rate of 8.00%.  On June 30, 2010, the 268 shares of Series B Preferred Stock were exchanged in the issuance of Series E Non-Cumulative Convertible Perpetual Preferred Stock (“Series E Preferred Stock”).  See below for detailed discussion of the issuance of Series E Preferred Stock.

Series C Non-Cumulative Perpetual Preferred Stock:  The 300 shares of Series C Non-Cumulative Perpetual Preferred Stock (“Series C Preferred Stock”) had a stated dividend rate of 9.50%.  On June 30, 2010, the 300 shares of Series C Preferred Stock were exchanged in the issuance of Series E Preferred Stock.  See below for detailed discussion of the issuance of Series E Preferred Stock.

Series D Cumulative Perpetual Preferred Stock and Common Stock Warrant: On February 13, 2009, the Company issued 38,237 shares of Series D Cumulative Perpetual Preferred Stock (the “Series D Preferred Stock”) to the U.S. Department of the Treasury (the “Treasury”) for an aggregate purchase price of $38,237,000.  The sale of Series D Preferred Stock was a result of the Company’s participation in the Treasury’s voluntary Capital Purchase Program (“CPP”).  The Series D Preferred Stock qualified as Tier 1 capital and paid cumulative dividends at a rate of 5% per annum for the first five years, and 9% per annum thereafter.  This sale also included the issuance of a warrant (“CPP Warrant”) that allowed Treasury to purchase up to 521,888 shares of the Company’s common stock at an exercise price of $10.99.  The CPP Warrant had a ten-year term and was immediately exercisable upon its issuance, with an exercise price, subject to anti-dilution adjustments, equal to $10.99 per share of the Company’s common stock.

The proceeds received from the Treasury were allocated to the Series D Preferred Stock and the CPP Warrant based on relative fair value.  The fair value of the Series D Preferred Stock was determined through a discounted future cash flows model using a discount rate of 12%.  The fair value of the CPP Warrant was calculated using the Black-Scholes option pricing model, which includes assumptions regarding the Company’s dividend yield, stock price volatility, and the risk-free interest rate.  The relative fair value of the Series D Preferred Stock and the CPP Warrant on February 13, 2009, the date of issuance, was $35.8 million and $2.4 million, respectively.

The Company calculated a discount on the Series D Preferred Stock in the amount of $2.4 million, which was being amortized over a 5 year period.  The effective cost on the Series D Preferred Stock, including the accretion of the discount, was approximately 6.23%.  In determining net income (loss) attributable to the Company’s common stockholders, the periodic accretion and the cash dividend on the preferred stock were subtracted from net income (loss) attributable to the Company.

On September 15, 2011, the Company redeemed the 38,237 shares of Series D Preferred Stock simultaneously upon the issuance of the Senior Non-Cumulative Perpetual Preferred Stock, Series F (the “Series F Preferred Stock”).  See below for a detailed discussion of the issuance of Series F Preferred Stock.  Upon redemption, accretion of the remaining discount, or $1,252,023, was recognized.

Separately, on November 16, 2011, the Company repurchased the CPP Warrant from the Treasury for an aggregate price of $1,100,000.  Simultaneous with the repurchase, the Company cancelled the CPP Warrant.

Series E Non-Cumulative Convertible Perpetual Preferred Stock: On June 30, 2010, the Company closed a private placement offering resulting in the issuance of 25,000 shares of Series E Preferred Stock for an aggregate purchase price of $25,000,000, or $1,000 per share (the liquidation amount).  The private placement was fully subscribed and involved the exchange of $20.9 million (gross amount before related issuance costs) of the Company’s previously outstanding Series B Preferred Stock and Series C Preferred Stock and $4.1 million (gross amount before related issuance costs) of new capital from cash investors.

The Series E Preferred Stock carries a stated dividend rate of 7.00% and is perpetually convertible by the holder into shares of common stock at a per share conversion price of $12.15, subject to anti-dilution adjustments upon the occurrence of certain events.  In addition, the Company can exercise a conversion option on or after the third anniversary of the issue date, at the same $12.15 conversion price if the Company’s common stock price equals or exceeds $17.22 for at least 20 trading days in a period of 30 consecutive trading days.  The Series E Preferred Stock was not registered under the Securities Act of 1933, as amended (the “Act”), and was issued pursuant to an exemption from registration under Regulation D of the rules promulgated under the Act.

The Company has the right, at any time after the fifth anniversary of the issuance date, to redeem all, but not less than all, of the shares of Series E Preferred Stock, for an amount per share equal to: (i) $1,000; plus (ii) any declared but unpaid dividends for the then-current dividend period.

The Company’s previously outstanding Series B Preferred Stock and Series C Preferred Stock carried stated dividend rates of 8.00% and 9.50%, respectively.  All of the outstanding shares of Series B and Series C Preferred Stock were exchanged for the newly issued shares of Series E Preferred Stock.

The Series E Preferred Stock is intended to qualify as Tier 1 capital of the Company for regulatory purposes.  The Company used the net proceeds from the issuance to further strengthen its capital and liquidity positions.

Series F Non-Cumulative Perpetual Preferred Stock: On September 15, 2011, the Company issued 40,090 shares of  Series F Preferred Stock to the Treasury for an aggregate purchase price of $40,090,000.  The sale of Series F Preferred Stock is the result of an investment by the Treasury from the Small Business Lending Fund (“SBLF”), a $30 billion fund established under the Small Business Jobs Act of 2010 that encourages lending to small businesses by providing capital to qualified community banks with assets of less than $10 billion.  As a requirement of the SBLF, simultaneously, the Company redeemed the 38,327 shares of Series D Preferred Stock, at an aggregate price of $38,237,000, plus accrued and unpaid dividends to the date of redemption of $159,321.

The Series F Preferred Stock qualifies as Tier 1 capital of the Company.  Non-cumulative dividends are payable quarterly on the Series F Preferred Stock, and the dividend rate is based on changes in the level of “Qualified Small Business Lending” or “QSBL” by the Company’s wholly owned bank subsidiaries, QCBT, CRBT and RB&T.  Based upon the change in the banks’ level of QSBL over the baseline level (as defined by SBLF, the baseline is the average of QSBL for the last two quarters of 2009 and the first two quarters of 2010), the dividend rate for the initial dividend period, which was from the date of issuance through September 30, 2011, was set at 5%, and the dividend rate for the fourth quarter of 2011 has also been set at 5%.  For the 2nd through 10th calendar quarters, the annual dividend rate may be adjusted to between 1% and 5%, to reflect the amount of change in the banks’ level of QSBL.  For the 11th calendar quarter through 4.5 years after issuance, the dividend rate will be fixed at between 1% and 5%, based upon the increase in QSBL from the baseline level to the level as of the end of the ninth dividend period (i.e., as of September 30, 2013), or will be fixed at 7% if there is no increase or there is a decrease in QSBL during such period. In addition, beginning on April 1, 2014 and ending on April 1, 2016, if there is no increase or there is a decrease in QSBL from the baseline level to the level as of the end of the ninth dividend period (i.e., as of September 30, 2013), because of the Company’s participation in the CPP, the Company will be subject to an additional lending incentive fee of 2% per year. After 4.5 years from issuance, the dividend rate will increase to 9%.

In accordance with SBLF, the Company may pay dividends on all stock assuming Tier 1 capital levels remain at least 90% of the level existing upon the date of issuance, or September 15, 2011.  This threshold is subject to reduction depending on increases in the Company’s QSBL.

The Series F Preferred Stock is nonvoting, other than for consent rights granted to the Treasury with respect to (i) any authorization or issuance of shares ranking senior to the Series F Preferred Stock, (ii) any amendment to the rights of the Series F Preferred Stock, (iii) any merger, exchange, dissolution, or similar transaction that would affect the rights of the Series F Preferred Stock and (iv) any sale of all, or any material portion of, the Company’s assets if in conjunction with such sale, the Series F Preferred Stock will not be redeemed in full.

If the Company misses five dividend payments, whether or not consecutive, the holder of the Series F Preferred Stock will have the right, but not the obligation, to appoint a representative as an observer on the Company’s Board of Directors.  If the Company misses six dividend payments, whether or not consecutive, and if the then outstanding aggregate liquidation amount of the Series F Preferred Stock is at least $25,000,000, then the holder of the Series F Preferred Stock will have the right to designate two directors to the Board of Directors of the Company.

The Series F Preferred Stock was issued in a private placement exempt from registration pursuant to Section 4(2) of the Act.

On June 29, 2012, the Company redeemed 10,223 shares of Series F Preferred Stock from the Treasury for an aggregate redemption amount of $10,223,000 plus unpaid dividends to the date of redemption of $124,948.  The remaining Series F Preferred Stock may be redeemed at any time at the option of the Company, subject to the approval of the Company’s primary federal banking regulator.  All redemptions must be in amounts equal to at least the lesser of 25% of the number of originally issued shares, or 100% of the then-outstanding shares.

Note 11 - Federal and State Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
Note 11.                 Federal and State Income Taxes

Federal and state income tax expense was comprised of the following components for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010

Current	$1,850,234	$195,135	$1,193,245
Deferred	2,684,367	3,673,064	1,256,004
	$4,534,601	$3,868,199	$2,449,249

A reconciliation of the expected federal income tax expense to the income tax expense included in the consolidated statements of income was as follows for the years ended December 31, 2012, 2011, and 2010:

	Years Ended December 31,
	2012		2011		2010
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income

Computed "expected" tax expense	$6,174,295	35.0%	$4,899,324	35.0%	$3,239,941	35.0%
Effect of graduated tax rates interest	(20,775)	(0.1)	(139,981)	(1.0)	(92,570)	(1.0)
Tax exempt income, net	(1,243,660)	(7.0)	(692,742)	(4.9)	(556,682)	(6.0)
Bank-owned life insurance	(544,292)	(3.1)	(490,491)	(3.5)	(451,457)	(4.9)
State income taxes, net of federal benefit, current year	730,865	4.1	533,250	3.8	330,917	3.6
Change in unrecognized tax benefits	(149,183)	(0.8)	2,074	-	71,671	0.8
Noncontrolling interests	(166,081)	(0.9)	(148,995)	(1.1)	(75,156)	(0.8)
Other	(246,568)	(1.5)	(94,240)	(0.7)	(17,415)	(0.2)
	$4,534,601	25.7%	$3,868,199	27.6%	$2,449,249	26.5%

Changes in the unrecognized tax benefits included in other liabilities are as follows for the years ended December 31, 2012 and 2011:

	2012	2011

Balance, beginning	$1,148,549	$1,034,025
Impact of tax positions taken during current year	202,341	245,441
Gross increase related to tax positions of prior years	21,781	89,310
Reduction as a result of a lapse of the applicable statute of limitations	(378,593)	(220,227)
Balance, ending	$994,078	$1,148,549

Included in the unrecognized tax benefits liability at December 31, 2012 are potential benefits of approximately $692,000 that, if recognized, would affect the effective tax rate.

The liability for unrecognized tax benefits includes accrued interest for tax positions, which either do not meet the more-likely-than-not recognition threshold or where the tax benefit is measured at an amount less than the tax benefit claimed or expected to be claimed on an income tax return.  At December 31, 2012 and 2011, accrued interest on uncertain tax positions was approximately $302,000 and $343,500, respectively.  Estimated interest related to the underpayment of income taxes is classified as a component of “income taxes” in the statements of income.

The Company’s federal income tax returns are open and subject to examination from the 2009 tax return year and forward. Various state franchise and income tax returns are generally open from the 2008 and later tax return years based on individual state statute of limitations.

The net deferred tax assets (liabilities) included with other assets on the consolidated balance sheets consisted of the following as of December 31, 2012 and 2011:

	2012	2011
Deferred tax assets:
Alternative minimum tax credits	$3,075,372	$1,955,270
New markets tax credits	1,000,000	500,000
Compensation	5,756,439	4,934,312
Loan/lease losses	5,927,442	5,130,551
Net operating loss carryforwards, federal and state	876,769	6,342,415
Deferred loan origination fees, net	285,794	240,063
Other	379,523	285,590
	17,301,339	19,388,201
Deferred tax liabilities:
Net unrealized gains on securities available for sale	2,905,784	2,940,792
Premises and equipment	1,532,602	1,580,272
Equipment financing leases	20,516,189	19,897,412
Investment accretion	43,740	43,648
Other	444,302	417,996
	25,442,617	24,880,120
Net deferred tax asset (liability)	$(8,141,278)	$(5,491,919)

The change in deferred income taxes was reflected in the consolidated financial statements as follows for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010

Provision for income taxes	$2,684,367	$3,673,064	$1,256,004
Statement of stockholders' equity- accumulated other comprehensive income,unrealized gains (losses) on securities available for sale, net	(35,008)	2,510,006	348,376
	$2,649,359	$6,183,070	$1,604,380

Note 12 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note 12.                 Employee Benefit Plans

The Company has a profit sharing plan which includes a provision designed to qualify under Section 401(k) of the Internal Revenue Code of 1986, as amended, to allow for participant contributions.  All employees are eligible to participate in the plan.  The Company matches 100% of the first 3% of employee contributions, and 50% of the next 3% of employee contributions, up to a maximum amount of 4.5% of an employee's compensation.  Additionally, at its discretion, the Company may make additional contributions to the plan which are allocated to the accounts of participants in the plan based on relative compensation.  Company contributions for the years ended December 31, 2012, 2011, and 2010 were as follows:

	2012	2011	2010

Matching contribution	$1,014,418	$929,869	$875,138
Discretionary contribution	188,700	150,000	99,400
	$1,203,118	$1,079,869	$974,538

The Company has entered into nonqualified supplemental executive retirement plans (“SERPs”) with certain executive officers.  The SERPs allow certain executives to accumulate retirement benefits beyond those provided by the qualified plans.  During the years ended December 31, 2012, 2011, and 2010, the Company expensed $289,437, $190,105, and $157,261, respectively, related to these plans.  As of December 31, 2012 and 2011, the liability related to the SERPs, included in other liabilities, was $2,802,497 and $2,630,060, respectively.  Payments in the amount of $117,000 were made in both 2012 and 2011.

The Company has entered into deferred compensation agreements with certain executive officers.  Under the provisions of the agreements, the officers may defer compensation and the Company matches the deferral up to certain maximums.  The Company’s matching contribution varies by officer and is a maximum of between $10,000 and $20,000 annually.  Interest on the deferred amounts is earned at The Wall Street Journal’s prime rate subject to a minimum of 6% and a maximum of 12% with such limits differing by officer.  The Company has also entered into deferred compensation agreements with certain management officers.  Under the provisions of the agreements the officers may defer compensation and the Company matches the deferral up to certain maximums.  The Company’s matching contribution differs by officer and is a maximum between 4% and 10% of officer’s compensation.  Interest on the deferred amounts is earned at The Wall Street Journal’s prime rate plus one percentage point, and has a minimum of 4% and shall not exceed 8%.  Upon retirement, the officer will receive the deferral balance in 180 equal monthly installments.  As of December 31, 2012 and 2011, the liability related to the agreements totaled $5,151,630 and $4,202,733, respectively.

Changes in the deferred compensation agreements, included in other liabilities, are as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010

Balance, beginning	$4,202,733	$3,469,525	$2,734,989
Company expense	555,407	414,478	369,950
Employee deferrals	405,788	381,616	371,374
Cash payments made	(12,298)	(62,886)	(6,788)
Balance, ending	$5,151,630	$4,202,733	$3,469,525

Note 13 - Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 13.                 Stock-Based Compensation

Stock-based compensation expense was reflected in the consolidated financial statements as follows for the years ended December 31, 2012, 2011, and 2010.

	2012	2011	2010

Stock option and incentive plans	$798,929	$587,900	$475,835
Stock purchase plan	50,831	58,519	57,436
Stock appreciation rights	-	49,988	(45,159)
	$849,760	$696,407	$488,112

Stock option and incentive plans:

The Company’s Board of Directors adopted in January 2008, and the stockholders approved in May 2008, the QCR Holdings, Inc. 2008 Equity Incentive Plan (“2008 Equity Incentive Plan”).  Up to 250,000 shares of common stock may be issued to employees and directors of the Company and its subsidiaries pursuant to the exercise of nonqualified stock options and restricted stock granted under the 2008 Equity Incentive Plan.  As of December 31, 2012, there were 14,922 remaining options available for grant under this plan.  The Company’s Board of Directors adopted in February 2010, and the stockholders approved in May 2010, the QCR Holdings, Inc. 2010 Equity Incentive Plan (“2010 Equity Incentive Plan”).  Up to 350,000 shares of common stock may be issued to employees and directors of the Company and its subsidiaries pursuant to the exercise of the nonqualified stock options and restricted stock granted under the 2010 Equity Incentive Plan.  As of December 31, 2012, there were 57,872 remaining options available for grant under this plan.  The 2008 Equity Incentive Plan and the 2010 Equity Incentive Plan  (collectively, “the stock option plans”) are administered by the Compensation Committee of the Board of Directors (the “Committee”).

The number and exercise price of options granted under the stock option plans is determined by the Committee at the time the option is granted.  In no event can the exercise price be less than the value of the common stock at the date of the grant for incentive stock options.  All options have a 10-year life and will vest and become exercisable from 1-to-5 years after the date of the grant.  Only nonqualified stock options have been issued to date.

In the case of nonqualified stock options, the stock option plans provide for the granting of "Tax Benefit Rights" to certain participants at the same time as these participants are awarded nonqualified options.  Each Tax Benefit Right entitles a participant to a cash payment, which is expensed by the Company, equal to the excess of the fair market value of a share of common stock on the exercise date over the exercise price of the related option multiplied by the difference between the rate of tax on ordinary income over the rate of tax on capital gains (federal and state).

A summary of the stock option plans as of December 31, 2012, 2011, and 2010 and changes during the years then ended is presented below:

	December 31,
	2012		2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price

Outstanding, beginning	535,130	$13.85	510,612	$14.04	474,416	$14.44
Granted	102,722	9.30	73,250	8.23	67,760	9.00
Exercised	(17,876)	9.68	(36,459)	8.30	(5,754)	10.24
Forfeited	(11,124)	10.57	(12,273)	8.28	(25,810)	9.68
Outstanding, ending	608,852	13.27	535,130	13.85	510,612	14.04

Exercisable, ending	391,378		355,398		321,336

Weighted average fair value per option of options granted during the period	$2.79		$2.74		$2.89

A further summary of options outstanding as of December 31, 2012 is presented below:

	Options Outstanding
		Weighted		Options Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$7.72 to $8.93	65,530	7.90	$8.10	16,730	$8.22
$9.00 to $11.64	239,692	7.75	9.21	78,098	9.19
$13.25 to $16.85	157,205	4.68	15.94	150,125	15.96
$17.00 to $18.60	49,840	2.73	18.06	49,840	18.06
$18.67 to $20.90	67,885	2.16	19.48	67,885	19.48
$21.00 to $22.00	28,700	2.16	21.28	28,700	21.28
	608,852			391,378

Stock purchase plan:

The Company’s Board of Directors and its stockholders adopted in October 2002 the QCR Holdings, Inc. Employee Stock Purchase Plan (the “Purchase Plan”).  On May 2, 2012, the Company's stockholders approved a complete amendment and restatement of the Purchase Plan.  As of January 1, 2012, there were 32,266 shares of common stock available for issuance under the Purchase Plan.  For each six-month offering period, the Board of Directors will determine how many of the total number of available shares will be offered.  The purchase price is the lesser of 90% of the fair market value at the date of the grant or the investment date.  The investment date, as established by the Board of Directors, is the date common stock is purchased after the end of each calendar quarter during an offering period.  The maximum dollar amount any one participant can elect to contribute in an offering period is $7,500.  Additionally, the maximum percentage that any one participant can elect to contribute is 8% of his or her compensation for the years ended December 31, 2012, 2011, and 2010.  Information for the stock purchase plan for the years ended December 31, 2012, 2011, and 2010 is presented below:

	2012	2011	2010

Shares granted	29,671	34,860	31,718
Shares purchased	31,554	36,174	28,907
Weighted average fair value per share granted	$1.71	$1.68	$1.81

Stock appreciation rights:

The 1997 Stock Incentive Plan and 2004 Stock Incentive Plan allowed the granting of stock appreciation rights (“SARs”).  SARs are rights entitling the grantee to receive cash equal to the fair market value of the appreciation in the market value of a stated number of shares from the date of grant.  Like options, the number and exercise price of SARs granted is determined by the Committee.  The SARs vested 20% per year, and the term of the SARs was not to exceed 10 years from the date of the grant.  As of December 31, 2011, all SARs have expired or been paid out; therefore, there was no further liability related to the SARs as of December 31, 2012 and 2011.  Previously, there were 36,350 SARs outstanding and exercisable as of December 31, 2010.  Payments made on SARs were $0, $67,326, and $35,040 during the years ended December 31, 2012, 2011 and 2010, respectively.

Note 14 - Regulatory Capital Requirements and Restrictions on Dividends	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements under Banking Regulations [Text Block]
Note 14.                 Regulatory Capital Requirements and Restrictions on Dividends

The Company (on a consolidated basis) and the subsidiary banks are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company and subsidiary banks’ financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the subsidiary banks must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.  Quantitative measures established by regulation to ensure capital adequacy require the Company and the subsidiary banks to maintain minimum amounts and ratios (set forth in the following table) of total and Tier 1 capital  to risk-weighted assets and of Tier 1 capital to average assets, each as defined by regulation.   Management believes, as of December 31, 2012 and 2011, that the Company and the subsidiary banks met all capital adequacy requirements to which they are subject.

Under the regulatory framework for prompt corrective action, to be categorized as “well capitalized,” an institution must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following tables.  The Company and the subsidiary banks’ actual capital amounts and ratios as of December 31, 2012 and 2011 are also presented in the following table (dollars in thousands).  As of December 31, 2012 and 2011, the subsidiary banks met the requirements to be “well capitalized”.

	Actual		For Capital Adequacy Purposes			To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
As of December 31, 2012:
Company:
Total risk-based capital	$188,841	12.71%	$118,878	>	8.0%	N/A		N/A
Tier 1 risk-based capital	167,475	11.27%	59,439	>	4.0%	N/A		N/A
Tier 1 leverage	167,475	8.13%	82,357	>	4.0%	N/A		N/A
Quad City Bank & Trust:
Total risk-based capital	$98,789	12.12%	$65,218	>	8.0%	$81,522		10.00%
Tier 1 risk-based capital	90,533	11.11%	32,609	>	4.0	48,913	>	6.00%
Tier 1 leverage	90,533	7.74%	46,784	>	4.0	58,480	>	5.00%
Cedar Rapids Bank & Trust:
Total risk-based capital	$55,736	12.87%	$34,652	>	8.0%	$43,315	>	10.00%
Tier 1 risk-based capital	50,297	11.61%	17,326	>	4.0	25,989	>	6.00%
Tier 1 leverage	50,297	8.49%	23,685	>	4.0	29,606	>	5.00%
Rockford Bank & Trust:
Total risk-based capital	$36,894	15.33%	$19,255	>	8.0%	$24,609	>	10.00%
Tier 1 risk-based capital	33,870	14.07%	9,628	>	4.0	14,441		6.00%
Tier 1 leverage	33,870	11.13%	12,177	>	4.0	15,221	>	5.00%

	Actual		For Capital Adequacy Purposes			To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
As of December 31, 2011:
Company:
Total risk-based capital	$191,419	13.84%	$110,686	>	8.0%	N/A		N/A
Tier 1 risk-based capital	169,360	12.24%	55,343	>	4.0%	N/A		N/A
Tier 1 leverage	169,360	8.70%	77,857	>	4.0%	N/A		N/A
Quad City Bank & Trust:
Total risk-based capital	$98,382	13.03%	$60,391	>	8.0%	$75,488	>	10.00%
Tier 1 risk-based capital	90,336	11.97%	30,195	>	4.0	45,293	>	6.00%
Tier 1 leverage	90,336	8.21%	44,009	>	4.0	55,012	>	5.00%
Cedar Rapids Bank & Trust:
Total risk-based capital	$56,312	14.44%	$31,198	>	8.0%	$38,998	>	10.00%
Tier 1 risk-based capital	51,415	13.18%	15,599	>	4.0	23,399	>	6.00%
Tier 1 leverage	51,415	9.02%	22,807	>	4.0	28,509	>	5.00%
Rockford Bank & Trust:
Total risk-based capital	$36,259	15.27%	$19,001	>	8.0%	$23,752	>	10.00%
Tier 1 risk-based capital	33,277	14.01%	9,501	>	4.0	14,251	>	6.00%
Tier 1 leverage	33,277	11.31%	11,770	>	4.0	14,713	>	5.00%

The Company’s ability to pay dividends to its stockholders may be affected by both general corporate law considerations and policies of the Federal Reserve applicable to bank holding companies.

The payment of dividends by any financial institution or its holding company is affected by the requirement to maintain adequate capital pursuant to applicable capital adequacy guidelines and regulations, and a financial institution generally is prohibited from paying any dividends if, following payment thereof, the institution would be undercapitalized.  Notwithstanding the availability of funds for dividends, however, the Federal Reserve may prohibit the payment of any dividends by the subsidiary banks if the Federal Reserve determines such payment would constitute an unsafe or unsound practice.

The Company also has certain contractual restrictions on its ability to pay dividends.  The Company has issued junior subordinated debentures in four private placements.  Under the terms of the debentures, the Company may be prohibited, under certain circumstances, from paying dividends on shares of its common stock.  Additionally, the Company has issued shares of non-cumulative perpetual preferred stock and under the terms of this preferred stock, the Company may be prohibited, under certain circumstances, from paying dividends on shares of its common stock.  None of these circumstances existed at December 31, 2012 or 2011.

Note 15 - Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
Note 15.                 Earnings Per Common Share

The following information was used in the computation of basic and diluted earnings per common share for the years ended December 31, 2012, 2011, and 2010:

	2012	2011		2010

Net income	$13,106,240	$10,129,869		$6,807,726
Less: Net income attributable to noncontrolling interests	488,473	438,221		221,047
Net income attributable to QCR Holdings, Inc.	$12,617,767	$9,691,648		$6,586,679

Less: Preferred stock dividends and discount accretion	3,496,085	5,283,885	*	4,128,104
Net income attributable to QCR Holdings, Inc. common stockholders	$9,121,682	$4,407,763		$2,458,575

Earnings per common share attributable to QCR Holdings, Inc. common stockholders
Basic	$1.88	$0.93		$0.54
Diluted	$1.85	$0.92		$0.53

Weighted average common shares outstanding	4,844,776	4,724,781		4,593,096

Weighted average common shares issuable upon exercise of stock options and under the employee stock purchase plan **	74,783	64,245		25,146
Weighted average common and common equivalent shares outstanding	4,919,559	4,789,026		4,618,242

*For the year ended December 31, 2011, includes approximately $1.2 million of accelerated accretion of discount on the redemption of Series D Preferred Stock during the third quarter of 2011.  See Note 10 for additional information.

**Excludes anti-dilutive shares of 158,375 and 546,521 at December 31, 2012 and 2011, respectively.

Note 16 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
Note 16.                 Commitments and Contingencies

In the normal course of business, the subsidiary banks make various commitments and incur certain contingent liabilities that are not presented in the accompanying consolidated financial statements.  The commitments and contingent liabilities include various guarantees, commitments to extend credit, and standby letters of credit.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The subsidiary banks evaluate each customer's creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the subsidiary banks upon extension of credit, is based upon management's credit evaluation of the counterparty.  Collateral held varies but may include accounts receivable, marketable securities, inventory, property, plant and equipment, and income-producing commercial properties.

Standby letters of credit are conditional commitments issued by the subsidiary banks to guarantee the performance of a customer to a third party.  Those guarantees are primarily issued to support public and private borrowing arrangements and, generally, have terms of one year or less.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.  The subsidiary banks hold collateral, as described above, supporting those commitments if deemed necessary.  In the event the customer does not perform in accordance with the terms of the agreement with the third party, the subsidiary banks would be required to fund the commitments.  The maximum potential amount of future payments the subsidiary banks could be required to make is represented by the contractual amount.  If the commitment is funded, the subsidiary banks would be entitled to seek recovery from the customer.  At December 31, 2012 and 2011, no amounts had been recorded as liabilities for the subsidiary banks’ potential obligations under these guarantees.

As of December 31, 2012 and 2011, commitments to extend credit aggregated $430,058,000 and $393,559,000, respectively.  As of December 31, 2012 and 2011, standby letters of credit aggregated $15,179,000 and $8,250,000, respectively.  Management does not expect that all of these commitments will be funded.

The Company has also executed contracts for the sale of mortgage loans in the secondary market in the amount of $4,577,233 and $3,832,760 as of December 31, 2012 and 2011, respectively.  These amounts are included in loans held for sale at the respective balance sheet dates.

Residential mortgage loans sold to investors in the secondary market are sold with varying recourse provisions.  Essentially, all loan sales agreements require the repurchase of a mortgage loan by the seller in situations such as, breach of representation, warranty, or covenant, untimely document delivery, false or misleading statements, failure to obtain certain certificates or insurance, unmarketability, etc.  Certain loan sales agreements contain repurchase requirements based on payment-related defects that are defined in terms of the number of days/months since the purchase, the sequence number of the payment, and/or the number of days of payment delinquency.  Based on the specific terms stated in the agreements of investors purchasing residential mortgage loans from the Company’s subsidiary banks, the Company had $38,846,068 and $51,129,561 of sold residential mortgage loans with recourse provisions still in effect at December 31, 2012 and 2011, respectively.  The subsidiary banks did not repurchase any loans from secondary market investors under the terms of loans sales agreements during the years ended December 31, 2012, 2011, and 2010.  In the opinion of management, the risk of recourse and the subsequent requirement of loan repurchase to the subsidiary banks is not significant, and accordingly no liabilities have been established related to such.

Aside from cash on-hand and in-vault, the majority of the Company's cash is maintained at upstream correspondent banks.  The total amount of cash on deposit, certificates of deposit, and federal funds sold exceeded federal insured limits by approximately $30,020,230 and $22,455,000 as of December 31, 2012 and 2011, respectively.  In the opinion of management, no material risk of loss exists due to the financial condition of the upstream correspondent banks.  In addition, some of the Company’s cash maintained at upstream correspondent banks is in non-interest bearing deposit accounts.  In accordance with the FDIC’s Transaction Account Guarantee (“TAG”) Program, cash maintained in non-interest bearing deposit accounts was fully insured through December 31, 2012.  As scheduled, the unlimited coverage for noninterest-bearing transaction accounts provided under the Dodd-Frank Act expired on December 31, 2012.  Effective January 1, 2013, deposits held in noninterest-bearing transaction accounts are now aggregated with interest-bearing deposits the owner holds, and the combined total is insured up to $250,000.

In an arrangement with Goldman Sachs and Company (“Goldman Sachs”), certain subsidiary banks offer a cash management program for select customers.  Based on a predetermined minimum balance, which must be maintained in the account, excess funds are automatically swept daily to an institutional money market fund administered by Goldman Sachs.  At December 31, 2012 and 2011, the Company had $66,783,049 and $57,332,572, respectively of customer funds invested in this cash management program.

Note 17 - Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information [Text Block]
Note 17.                 Quarterly Results of Operations (Unaudited)

	Year Ended December 31, 2012
	March 2012	June 2012	September 2012	December 2012

Total interest income	$19,373,804	$19,534,528	$19,487,525	$18,980,016
Total interest expense	5,170,351	5,019,035	4,858,007	4,679,220
Net interest income	14,203,453	14,515,493	14,629,518	14,300,796
Provision for loan/lease losses	780,446	1,048,469	1,496,194	1,045,658
Noninterest income	3,956,878	4,067,509	4,117,182	4,479,726
Noninterest expense	12,738,080	13,109,083	13,031,517	13,380,267
Income before taxes	4,641,805	4,425,450	4,218,989	4,354,597
Federal and state income tax expense	1,238,956	1,152,071	1,034,479	1,109,095
Net income	$3,402,849	$3,273,379	$3,184,510	$3,245,502
Less net income (loss) attributable to noncontrolling interests	166,031	201,223	127,177	(5,958)
Net income attributable to QCR Holdings, Inc.	$3,236,818	$3,072,156	$3,057,333	$3,251,460

Earnings per common share:
Basic	$0.48	$0.44	$0.45	$0.50
Diluted	$0.48	$0.44	$0.44	$0.49

	Year Ended December 31, 2011
	March 2011	June 2011	September 2011	December 2011

Total interest income	$18,651,232	$19,862,076	$19,569,430	$19,640,510
Total interest expense	6,442,430	5,911,021	5,740,726	5,484,215
Net interest income	12,208,802	13,951,055	13,828,704	14,156,295
Provision for loan/lease losses	1,067,664	1,672,221	2,456,965	1,419,164
Noninterest income	5,057,124	4,173,381	4,335,307	3,896,066
Noninterest expense	13,012,271	12,555,547	12,773,149	12,651,685
Income before taxes	3,185,991	3,896,668	2,933,897	3,981,512
Federal and state income tax expense	954,507	1,123,454	667,296	1,122,942
Net income	$2,231,484	$2,773,214	$2,266,601	$2,858,570
Less net income attributable to noncontrolling interests	106,524	98,245	103,446	130,006
Net income attributable to QCR Holdings, Inc.	$2,124,960	$2,674,969	$2,163,155	$2,728,564

Earnings per common share:
Basic	$0.23	$0.35	$(0.01)	$0.36
Diluted	$0.23	$0.34	$(0.01)	$0.35

Note 18 - Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Note 18.                 Parent Company Only Financial Statements

The following is condensed financial information of QCR Holdings, Inc. (parent company only):

Condensed Balance Sheets

December 31, 2012 and 2011

Assets	2012	2011

Cash and due from banks	$1,072,434	$3,542,484
Interest-bearing deposits at financial institutions	185,113	183,176
Securities available for sale, at fair value	1,406,876	1,252,658
Investment in bank subsidiaries	182,465,733	181,045,066
Investment in nonbank subsidiaries	1,202,791	2,510,382
Premises and equipment, net	3,318,757	-
Other assets	7,720,933	5,196,321
Total assets	$197,372,637	$193,730,087

Liabilities and Stockholders' Equity
Liabilities:
Other borrowings	$10,077,769	$6,231,663
Junior subordinated debentures	36,085,000	36,085,000
Other liabilities	10,776,047	9,032,260
Total liabilities	56,938,816	51,348,923

Stockholders' Equity:
Preferred stock	54,867	65,090
Common stock	5,039,448	4,879,435
Additional paid-in capital	78,912,791	89,702,533
Retained earnings	53,326,542	44,585,902
Accumulated other comprehensive income	4,706,683	4,754,714
Treasury stock	(1,606,510)	(1,606,510)
Total stockholders' equity	140,433,821	142,381,164
Total liabilities and stockholders' equity	$197,372,637	$193,730,087

Condensed Statements of Income

Years Ended December 31, 2012, 2011, and 2010

	2012	2011	2010

Total interest income	$57,136	$62,521	$43,157
Equity in net income of bank subsidiaries	17,206,086	14,449,843	11,223,115
Equity in net income of nonbank subsidiaries	168,934	174,058	199,285
Other *	657,733	129,773	46,030
Total income	18,089,889	14,816,195	11,511,587

Interest expense	1,408,948	1,562,323	2,296,446
Salaries and employee benefits	4,717,609	4,078,474	3,153,062
Professional fees	988,306	1,103,910	1,192,225
Other-than-temporary impairment losses on securities	62,400	118,847	-
Other	760,618	783,460	743,859
Total expenses	7,937,881	7,647,014	7,385,592

Income before income tax benefit	10,152,008	7,169,181	4,125,995

Income tax benefit	2,465,759	2,522,467	2,460,684
Net income	$12,617,767	$9,691,648	$6,586,679

*For the year ended December 31, 2012, includes pre-tax gain of approximately $580 thousand on the sale of a 2.25% equity interest in a company providing data processing services to merchant credit card acquiring businesses.

Condensed Statements of Cash Flows

Years Ended December 31, 2012, 2011, and 2010

	2012	2011	2010
Cash Flows from Operating Activities:
Net income	$12,617,767	$9,691,648	$6,586,679
Adjustments to reconcile net income to net cash provided by operating activities:
Distributions in excess of (less than) earnings of:
Bank subsidiaries	(3,706,086)	(4,449,843)	(4,573,115)
Nonbank subsidiaries	(132,911)	133,951	(141,234)
Depreciation	-	54	590
Other-than-temporary impairment losses on securities	62,400	118,847	-
Stock-based compensation expense	849,760	646,419	533,271
Increase in other assets	(437,827)	(65,205)	(2,935,064)
Increase in other liabilities	1,930,733	658,610	926,645
Net cash provided by operating activities	11,183,836	6,734,481	397,772

Cash Flows from Investing Activities:
Net increase in interest-bearing deposits at financial instituions	(1,937)	(1,227)	(940)
Purchase of securities available for sale	(53,501)	(58,149)	(27,980)
Capital infusion, bank subsidiaries	-	(1,693,679)	(2,700,000)
Increase in cash from dissolution of VPHC	99,645	-	-
Net cash provided by (used in) investing activities	44,207	(1,753,055)	(2,728,920)
Cash Flows from Financing Activities:
Net increase (decrease) in other borrowings	2,008,099	1,107,630	(2,491,727)
Proceeds from issuance of Series A Subordinated Notes and detachable warrants to purchase 54,000 shares of common stock	-	-	2,700,000
Payment of cash dividends on common and preferred stock	(4,088,949)	(3,712,493)	(4,052,089)
Redemption of 10,223 shares of Series F Noncumulative Perpetual Preferred Stock, net	(10,223,000)	-	-
Proceeds from issuance of 40,090 shares of Series F Noncumulative Perpetual Preferred Stock, net	-	39,996,922	-
Redemption of Series D Cumulative Perpetual Preferred Stock, net	-	(38,237,000)	-
Repurchase of 521,888 shares of common stock warrants issued in conjunction with Series D Cumulative Perpetual Preferred Stock	-	(1,100,000)	-
Proceeds from issuance of Series E Noncumulative Convertible Perpetual Preferred Stock, net	-	-	3,187,233
Proceeds from issuance of common stock, net	994,174	477,339	261,547
Purchase of noncontrolling interests	(2,388,417)	-	(149,032)
Net cash used in financing activities	(13,698,093)	(1,467,602)	(544,068)

Net increase (decrease) in cash and due from banks	(2,470,050)	3,513,824	(2,875,216)

Cash and due from banks:
Beginning	3,542,484	28,660	2,903,876
Ending	$1,072,434	$3,542,484	$28,660

Supplemental Schedule of Noncash Investing Activities:
Dissolution of VPHC (see Note 1)

Assets acquired:
Cash	$99,645	$-	$-
Premises	3,318,757	-	-
Other assets	12,473	-	-
Total assets	3,430,875	-	-
Liabilities assumed:
Other borrowings	1,838,007	-	-
Other liabilities	14,461	-	-
Total liabilities	1,852,468	-	-
Net	1,578,407	-	-

Note 19 - Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Text Block]
Note 19.                 Fair Value

Accounting guidance on fair value measurements uses a hierarchy intended to maximize the use of observable inputs and minimize the use of unobservable inputs.  This hierarchy includes three levels and is based upon the valuation techniques used to measure assets and liabilities.  The three levels are as follows:

•	Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in markets;

•
Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument; and

•	Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement

Assets measured at fair value on a recurring basis comprise the following at December 31, 2012 and 2011:

		Fair Value Measurements at Reporting Date Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

December 31, 2012:
Securities available for sale:
U.S. govt. sponsored agency securities	$338,609,371	$-	$338,609,371	$-
Residential mortgage-backed securities	163,601,103	-	163,601,103	-
Municipal securities	26,185,736	-	26,185,736	-
Trust preferred securities	139,400	-	139,400	-
Other securities	1,624,376	234,453	1,389,923	-
	$530,159,986	$234,453	$529,925,533	$-

December 31, 2011:
Securities available for sale:
U.S. govt. sponsored agency securities	$428,955,220	$-	$428,955,220	$-
Residential mortgage-backed securities	108,853,749	-	108,853,749	-
Municipal securities	25,689,364	-	25,689,364	-
Trust preferred securities	80,800	-	80,800	-
Other securities	1,450,158	191,506	1,258,652	-
	$565,029,291	$191,506	$564,837,785	$-

There were no transfers of assets or liabilities between Levels 1, 2, and 3 of the fair value hierarchy during the years ended December 31, 2012 or 2011.

A small portion of the securities available for sale portfolio consists of common stocks issued by various unrelated bank holding companies and mutual funds.  The fair values used by the Company are obtained from an independent pricing service, which represent quoted market prices for the identical securities (Level 1 inputs).

The remainder of the securities available for sale portfolio consist of securities whereby the Company obtains fair values from an independent pricing service.  The fair values are determined by pricing models that consider observable market data, such as interest rate volatilities, LIBOR yield curve, credit spreads and prices from market makers and live trading systems (Level 2 inputs).

Certain financial assets are measured at fair value on a non-recurring basis; that is, the assets are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Assets measured at fair value on a non-recurring basis comprise the following at December 31, 2012 and 2011:

		Fair Value Measurements at Reporting Date Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012:
Impaired loans/leases	$18,054,234	$-	$-	$18,054,234
Other real estate owned	4,270,901	-	-	4,270,901
	$22,325,135	$-	$-	$22,325,135

December 31, 2011:
Impaired loans/leases	$19,603,360	$-	$-	$19,603,360
Other real estate owned	9,056,619	-	-	9,056,619
	$28,659,979	$-	$-	$28,659,979

Impaired loans/leases are evaluated and valued at the time the loan/lease is identified as impaired, at the lower of cost or fair value and are classified as a Level 3 in the fair value hierarchy.  Fair value is measured based on the value of the collateral securing these loans/leases.  Collateral may be real estate and/or business assets including equipment, inventory and/or accounts receivable and is determined based on appraisals by qualified licensed appraisers hired by the Company.  Appraised and reported values may be discounted based on management’s historical knowledge, changes in market conditions from the time of valuation, and/or management’s expertise and knowledge of the client and client’s business.

Other real estate owned in the table above consists of property acquired through foreclosures and settlements of loans.  Property acquired is carried at the estimated fair value of the property, less disposal costs, and is classified as a Level 3 in the fair value hierarchy.   The estimated fair value of the property is determined based on appraisals by qualified licensed appraisers hired by the Company.  Appraised and reported values are discounted based on management’s historical knowledge, changes in market conditions from the time of valuation, and/or management’s expertise and knowledge of the property.

For impaired loans/leases and other real estate owned, the Company records carrying value at fair value less disposal or selling costs.  The amounts reported in the tables above are fair values before the adjustment for disposal or selling costs.

There have been no changes in valuation techniques used for any assets measured at fair value during the years ended December 31, 2012 or 2011.

The following table presents the carrying values and estimated fair values of financial assets and liabilities carried on the Company’s consolidated balance sheets, including those financial assets and liabilities that are not measured and reported at fair value on a recurring basis or non-recurring basis:

		As of December 31, 2012		As of December 31, 2011
	Fair Value Heirarchy Level	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Cash and due from banks	Level 1	$61,568,446	$61,568,446	$53,136,710	$53,136,710
Federal funds sold	Level 2	26,560,000	26,560,000	20,785,000	20,785,000
Interest-bearing deposits at financial institutions	Level 2	22,359,490	22,359,490	26,750,602	26,750,602
Investment securities:
Held to maturity	Level 3	72,079,385	73,005,706	200,000	200,000
Available for sale	See Previous Table	530,159,986	530,159,986	565,029,291	565,029,291
Loans/leases receivable, net	Level 3	16,716,883	18,054,234	18,151,259	19,603,360
Loans/leases receivable, net	Level 2	1,250,745,552	1,262,090,766	1,163,804,976	1,183,213,640
Deposits:
Nonmaturity deposits	Level 2	1,039,572,326	1,039,572,326	867,972,148	867,972,148
Time deposits	Level 2	334,541,774	337,343,000	337,485,640	341,224,852
Short-term borrowings	Level 2	171,082,961	171,082,961	213,536,450	213,536,450
Federal Home Loan Bank advances	Level 2	202,350,000	220,815,000	204,750,000	223,678,000
Other borrowings	Level 2	138,239,762	154,101,000	136,231,663	151,813,000
Junior subordinated debentures	Level 2	36,085,000	18,786,000	36,085,000	18,444,000

The methodologies for estimating the fair value of financial assets and liabilities that are measured at fair value on a recurring or non-recurring basis are discussed above.  For certain financial assets and liabilities, carrying value approximates fair value due to the nature of the financial instrument.  These instruments include:  cash and due from banks, federal funds sold, interest-bearing deposits at financial institutions, non-maturity deposits, and short-term borrowings.  The Company used the following methods and assumptions in estimating the fair value of the following instruments:

Securities held to maturity: The fair values are estimated using pricing models that consider certain observable market data, however, as most of the securities have limited or no trading activity and are not rated, the fair value is partially dependent upon unobservable inputs.

Loans/leases receivable:  The fair values for all types of loans/leases are estimated using discounted cash flow analyses, using interest rates currently being offered for loans/leases with similar terms to borrowers with similar credit quality.  The fair value of loans held for sale is based on quoted market prices of similar loans sold in the secondary market.

Deposits:  The fair values disclosed for demand deposits equal their carrying amounts, which represent the amount payable on demand.  Fair values for time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on time deposits to a schedule of aggregate expected monthly maturities on time deposits.

FHLB advances and junior subordinated debentures:  The fair value of these instruments is estimated using discounted cash flow analyses, based on the Company's current incremental borrowing rates for similar types of borrowing arrangements.

Other borrowings:  The fair value for the wholesale repurchase agreements and fixed rate other borrowings is estimated using rates currently available for debt with similar terms and remaining maturities.  The fair value for variable rate other borrowings is equal to its carrying value.

Commitments to extend credit:  The fair value of these commitments is not material.

Note 20 - Business Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
Note 20.                 Business Segment Information

Selected financial and descriptive information is required to be disclosed for reportable operating segments, applying a “management perspective” as the basis for identifying reportable segments.  The management perspective is determined by the view that management takes of the segments within the Company when making operating decisions, allocating resources, and measuring performance.  The segments of QCR Holdings, Inc. have been defined by the structure of the Company’s internal organization, focusing on the financial information that the Company’s operating decision-makers routinely use to make decisions about operating matters.

The Company’s primary segment, Commercial Banking, is geographically divided by markets into the secondary segments which are the three subsidiary banks wholly-owned by the Company:  QCBT, CRBT, and RB&T.  Each of these secondary segments offer similar products and services, but are managed separately due to different pricing, product demand, and consumer markets.  Each offers commercial, consumer, and mortgage loans and deposit services.

The Company’s Wealth Management segment represents trust and asset management and investment management and advisory services offered at the Company’s three subsidiary banks in aggregate.  This segment generates income primarily from fees charged based on assets under administration for corporate and personal trusts, custodial services, and investments managed.  No assets of the subsidiary banks have been allocated to the Wealth Management segment.

The Company’s All Other segment includes the operations of all other consolidated subsidiaries and/or defined operating segments that fall below the segment reporting thresholds.  This segment includes the corporate operations of the parent and VPHC, which was dissolved and liquidated effective December 31, 2012.

Selected financial information on the Company's business segments, with all intercompany accounts and transactions eliminated, is presented as follows for the years ended December 31, 2012, 2011, and 2010:

	Commercial Banking
	Quad City Bank & Trust	Cedar Rapids Bank & Trust	Rockford Bank & Trust	Wealth Management	All other	Intercompany Eliminations	Consolidated Total

Twelve Months Ended December 31, 2012
Total revenue	$47,984,123	$26,697,921	$12,955,951	$5,993,437	$745,682	$(379,946)	$93,997,168
Net interest income	33,770,092	15,717,038	9,630,481	-	(1,468,351)	-	57,649,260
Net income attributable to QCR Holdings, Inc.	9,915,267	5,786,446	857,610	646,762	(4,577,566)	(10,752)	12,617,767
Total assets	1,177,294,502	625,713,218	313,824,607	-	14,906,904	(38,008,739)	2,093,730,492
Provision for loan/lease losses	1,527,767	1,275,000	1,568,000	-	-	-	4,370,767
Goodwill	3,222,688	-	-	-	-	-	3,222,688

Twelve Months Ended December 31, 2011
Total revenue	$47,952,867	$28,406,789	$13,518,534	$5,477,913	$228,900	$(399,877)	$95,185,126
Net interest income	30,831,946	15,856,555	9,085,293	-	(1,628,938)	-	54,144,856
Net income attributable to QCR Holdings, Inc.	8,176,665	5,154,769	329,251	789,159	(4,733,869)	(24,327)	9,691,648
Total assets	1,113,435,783	560,076,246	294,382,640	-	14,826,484	(16,111,099)	1,966,610,054
Provision for loan/lease losses	2,735,014	1,655,000	2,226,000	-	-	-	6,616,014
Goodwill	3,222,688	-	-	-	-	-	3,222,688

Twelve Months Ended December 31, 2010
Total revenue	$47,708,698	$29,221,682	$13,718,493	$5,103,747	$147,577	$(396,943)	$95,503,254
Net interest income	28,664,024	15,568,717	8,041,016	-	(2,409,989)	-	49,863,768
Net income attributable to QCR Holdings, Inc.	5,767,982	3,565,637	729,714	1,159,782	(4,581,870)	(54,566)	6,586,679
Total assets	1,025,699,414	546,789,724	271,378,714	-	11,622,441	(18,855,077)	1,836,635,216
Provision for loan/lease losses	2,457,618	4,200,000	806,000	-	-	-	7,463,618
Goodwill	3,222,688	-	-	-	-	-	3,222,688

Note 21 - Acquisition of 20% Noncontrolling Interest in m2 Lease Funds	12 Months Ended
Dec. 31, 2012
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
Note 21.                 Acquisition of 20% Noncontrolling Interest in m2 Lease Funds

On August 27, 2012, the Company’s largest subsidiary bank, QCBT, entered into an amendment to the operating agreement of m2 and purchased the remaining 20% noncontrolling interest in m2 for $4,501,442. The purchase price and related acquisition costs exceeded the book value by $2,133,417. This excess is reflected as a reduction in additional paid in capital. The acquisition is structured in two payments with the initial payment of $1,653,755 made on September 11, 2012 and the final payment of $3,307,509 due in September 2015. QCBT calculated the present value of this future payment using a discount rate of 5% and recorded a resulting liability of $2,847,687.  QCBT is accreting the discount of $459,822 using the effective yield method over the three year period to the final payment date.  During the year ended December 31, 2012, accretion totaled $47,758, and, as a result, the liability related to the final payment due totals $2,895,445 at December 31, 2012.

In conjunction with the purchase agreement, the Company also entered into an agreement with the Chief Executive Officer and former 20% owner of m2, whereby he will be provided additional consideration equal to 20% of the earnings of m2 for the period from September 2012 through the earlier of August 2015 or his separation from service. The payment under this arrangement will also be due in September 2015. Because the payment is contingent upon future service, QCBT is accruing the liability and related compensation expense over the service period.  As of December 31, 2012, $195,715 has been accrued and expensed related to this obligation.

Community National Bancorporation and Community National Bank [Member]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
Note 23.                 Acquisition of Community National Bancorporation and Community National Bank

On February 13, 2013, the Company signed a definitive agreement to acquire Community National Bancorporation (“Community National”) and Community National Bank (“CNB”).  Community National is a bank holding company providing bank and bank related services through its wholly-owned bank subsidiary, CNB.  CNB is a commercial bank headquartered in Waterloo, Iowa and serves Waterloo, Cedar Falls, and Mason City, Iowa and Austin, Minnesota.  As a de novo bank, CNB commenced its operations in 1997.  As of December 31, 2012, Community National had total assets of $287.7 million, net loans receivable of $205.2 million, deposits of $247.8 million, and stockholders’ equity of $19.3 million.

The Company will acquire 100% of Community National’s outstanding common stock for aggregate consideration consisting of 70% Company common stock and 30% cash.  Subject to certain adjustments, each share of Community National common stock will receive 0.40 shares of the Company’s common stock and cash consideration of $3.00.  Based on the closing price of the Company’s common stock on February 13, 2013, the implied valuation of the acquisition is approximately $20.1 million.  The transaction is subject to approval by banking regulators, approval by Community National shareholders, and certain closing conditions.

Note 22 - Sale of Credit Card Loan Receivables and Credit Card Issuing Business for QCBT	12 Months Ended
Dec. 31, 2012
Sale Of Credit Card Loan Receivables And Issuing Business [Text Block]
Note 22.                 Sale of Credit Card Loan Receivables and Credit Card Issuing Operations for QCBT

On January 31, 2013, QCBT entered into an agreement to sell its credit card loan receivables totaling approximately $10,180,000. This transaction closed on February 15, 2013 and resulted in a pre-tax gain, net of expenses, of approximately $435,000.  As a part of the agreement, QCBT also agreed to sell its credit card issuing operations to the purchaser.  The gain to be realized on this transaction is wholly dependent upon successful re-contracting of QCBT’s agent bank customer base with the purchaser.  The re-contracting period expires March 15, 2013 and the maximum pre-tax gain expected to be realized is approximately $440,000.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Use of Estimates, Policy [Policy Text Block]
Accounting estimates:  The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for estimated losses on loans/leases, other-than-temporary impairment of securities, and the fair value of financial instruments.

Consolidation, Policy [Policy Text Block]
Principles of consolidation:  The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries, except Trust II, Trust III, Trust IV and Trust V, which do not meet the criteria for consolidation.  All material intercompany accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
Presentation of cash flows:  For purposes of reporting cash flows, cash and due from banks include cash on hand and noninterest bearing amounts due from banks.  Cash flows from federal funds sold, interest bearing deposits at financial institutions, loans/leases, deposits, and short-term and other borrowings are treated as net increases or decreases.

Cash and due from banks:  The subsidiary banks are required by federal banking regulations to maintain certain cash and due from bank reserves.  The reserve requirement was approximately $15,512,000 and $6,247,000 as of December 31, 2012 and 2011, respectively

Marketable Securities, Policy [Policy Text Block]
Investment securities:  Investment securities held to maturity are those debt securities that the Company has the ability and intent to hold until maturity regardless of changes in market conditions, liquidity needs, or changes in general economic conditions.  Such securities are carried at cost adjusted for amortization of premiums and accretion of discounts.  If the ability or intent to hold to maturity is not present for certain specified securities, such securities are considered available for sale as the Company intends to hold them for an indefinite period of time but not necessarily to maturity.  Any decision to sell a security classified as available for sale would be based on various factors, including movements in interest rates, changes in the maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations, and other factors.  Securities available for sale are carried at fair value.  Unrealized gains or losses, net of taxes, are reported as increases or decreases in accumulated other comprehensive income.  Realized gains or losses, determined on the basis of the cost of specific securities sold, are included in earnings.

All securities are evaluated to determine whether declines in fair value below their amortized cost are other-than-temporary.

In estimating other-than-temporary impairment losses on available for sale debt securities, management considers a number of factors including, but not limited to, (1) the length of time and extent to which the fair value has been less than amortized cost, (2) the financial condition and near-term prospects of the issuer, (3) the current market conditions, and (4) the intent of the Company to not sell the security prior to recovery and whether it is not more-likely-than-not that it will be required to sell the security prior to recovery.  If the Company does not intend to sell the security, and it is not more-likely-than-not the entity will be required to sell the security before recovery of its amortized cost basis, the Company will recognize the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.  For held to maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion would be amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

In estimating other-than-temporary impairment losses on available for sale equity securities management considers factors (1), (2) and (3) above as well as whether the Company has the intent and the ability to hold the security until its recovery.  If the Company (a) intends to sell an impaired equity security and does not expect the fair value of the security to fully recover before the expected time of sale, or (b) does not have the ability to hold the security until its recovery, the security is deemed other-than-temporarily impaired and the impairment is charged to earnings.  The Company recognizes an impairment loss through earnings if based upon other factors the loss is deemed to be other-than-temporary even if the decision to sell has not been made.

Finance, Loan and Lease Receivables, Held-for-sale, Policy [Policy Text Block]
Loans receivable, held for sale:  Residential real estate loans which are originated and intended for resale in the secondary market in the foreseeable future are classified as held for sale.  These loans are carried at the lower of cost or estimated market value in the aggregate.  As assets specifically acquired for resale, the origination of, disposition of, and gain/loss on these loans are classified as operating activities in the statement of cash flows.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]
Loans receivable, held for investment:  Loans that management has the intent and ability to hold for the foreseeable future, or until pay-off or maturity occurs, are classified as held for investment.  These loans are stated at the amount of unpaid principal adjusted for charge-offs, the allowance for estimated losses on loans, and any deferred fees and/or costs on originated loans.  Interest is credited to earnings as earned based on the principal amount outstanding.  Deferred direct loan origination fees and/or costs are amortized as an adjustment of the related loan’s yield.  As assets held for and used in the production of services, the origination and collection of these loans are classified as investing activities in the statement of cash flows.

The Company discloses allowance for credit losses (also known as “allowance for estimated loss on loans/leases”) and fair value by portfolio segment, and credit quality information, impaired financing receivables, nonaccrual status, and troubled debt restructurings by class of financing receivable.  A portfolio segment is the level at which the Company develops and documents a systematic methodology to determine its allowance for credit losses.  A class of financing receivable is a further disaggregation of a portfolio segment based on risk characteristics and the Company’s method for monitoring and assessing credit risk.  See this information following and in Note 3.

The Company’s portfolio segments are as follows:

•	Commercial and industrial

•	Commercial real estate

•	Residential real estate

•	Installment and other consumer

Direct financing leases would be considered a segment within the overall loan/lease portfolio.  The accounting policies for direct financing leases are disclosed below.

The Company’s classes of loans receivable are as follows:

•	Commercial and industrial

•	Owner-occupied commercial real estate

•	Commercial construction, land development, and other land loans that are not owner-occupied commercial real estate

•	Other non-owner-occupied commercial real estate

•	Residential real estate

•	Installment and other consumer

Direct financing leases would be considered a class of financing receivable within the overall loan/lease portfolio.  The accounting policies for direct financing leases are disclosed below.

Generally, for all classes of loans receivable, loans are considered past due when contractual payments are delinquent for 31 days or greater.

For all classes of loans receivable, loans will generally be placed on nonaccrual status when the loan has become 90 days past due (unless the loan is well secured and in the process of collection); or if any of the following conditions exist:

•	It becomes evident that the borrower will not make payments, or will not or cannot meet the terms for renewal of a matured loan,

•	When full repayment of principal and interest is not expected,

•	When the loan is graded “doubtful”

•	When the borrower files bankruptcy and an approved plan of reorganization or liquidation is not anticipated in the near future, or

•	When foreclosure action is initiated.

When a loan is placed on nonaccrual status, income recognition is ceased. Previously recorded but uncollected amounts of interest on nonaccrual loans are reversed at the time the loan is placed on nonaccrual status.  Generally, cash collected on nonaccrual loans is applied to principal.  Should full collection of principal be expected, cash collected on nonaccrual loans can be recognized as interest income.

For all classes of loans receivable, nonaccrual loans may be restored to accrual status provided the following criteria are met:

•	The loan is current, and all principal and interest amounts contractually due have been made,

•	All principal and interest amounts contractually due, including past due payments, are reasonably assured of repayment within a reasonable period, and

•	There is a period of minimum repayment performance, as follows, by the borrower in accordance with contractual terms:

o	Six months of repayment performance for contractual monthly payments, or

o	One year of repayment performance for contractual quarterly or semi-annual payments

Direct finance leases receivable, held for investment:  The Company leases machinery and equipment to customers under leases that qualify as direct financing leases for financial reporting and as operating leases for income tax purposes.  Under the direct financing method of accounting, the minimum lease payments to be received under the lease contract, together with the estimated unguaranteed residual values (approximately 3% to 15% of the cost of the related equipment), are recorded as lease receivables when the lease is signed and the lease property delivered to the customer.  The excess of the minimum lease payments and residual values over the cost of the equipment is recorded as unearned lease income.   Unearned lease income is recognized over the term of the lease on a basis that results in an approximate level rate of return on the unrecovered lease investment.  Lease income is recognized on the interest method.  Residual value is the estimated fair market value of the equipment on lease at lease termination.  In estimating the equipment’s fair value at lease termination, the Company relies on historical experience by equipment type and manufacturer and, where available, valuations by independent appraisers, adjusted for known trends.  The Company’s estimates are reviewed continuously to ensure reasonableness; however, the amounts the Company will ultimately realize could differ from the estimated amounts.  If the review results in a lower estimate than had been previously established, a determination is made as to whether the decline in estimated residual value is other-than-temporary.  If the decline in estimated unguaranteed residual value is judged to be other-than-temporary, the accounting for the transaction is revised using the changed estimate.  The resulting reduction in the investment is recognized as a loss in the period in which the estimate is changed.  An upward adjustment of the estimated residual value is not recorded.

The policies for delinquency and nonaccrual for direct financing leases are materially consistent with those described above for all classes of loan receivables.

The Company defers and amortizes fees and certain incremental direct costs over the contractual term of the lease as an adjustment to the yield.  These initial direct leasing costs generally approximate 4% of the leased asset’s cost.  The unamortized direct costs are recorded as a reduction of unearned lease income.

Loans and Leases Receivable, Troubled Debt Restructuring Policy [Policy Text Block]
Troubled debt restructurings:  Troubled debt restructuring exists when the Company, for economic or legal reasons related to the borrower’s/lessee’s financial difficulties, grants a concession (either imposed by court order, law, or agreement between the borrower/lessee and the Company) to the borrower/lessee that it would not otherwise consider.  The Company is attempting to maximize its recovery of the balances of the loans/leases through these various concessionary restructurings.

The following criteria, related to granting a concession, together or separately, create a troubled debt restructuring:

•	A modification of terms of a debt such as one or a combination of:

-      The reduction of the stated interest rate.

-	The extension of the maturity date or dates at a stated interest rate lower than the current market rate for the new debt with similar risk.

-	The reduction of the face amount or maturity amount of the debt as stated in the instrument or other agreement.

-	The reduction of accrued interest.

•	A transfer from the borrower/lessee to the Company of receivables from third parties, real estate, other assets, or an equity position in the borrower to fully or partially satisfy a loan.

•
The issuance or other granting of an equity position to the Company to fully or partially satisfy a debt unless the equity position is granted pursuant to existing terms for converting the debt into an equity position.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for estimated losses on loans/leases: For all portfolio segments, the allowance for estimated losses on loans/leases is established as losses are estimated to have occurred through a provision for loan/lease losses charged to earnings.  Loan/lease losses, for all portfolio segments, are charged against the allowance when management believes the uncollectability of a loan/lease balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

For all portfolio segments, the allowance for estimated losses on loans/leases is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans/leases in light of historical experience, the nature and volume of the loan/lease portfolio, adverse situations that may affect the borrower’s/lessee’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

A discussion of the risk characteristics and the allowance for estimated losses on loans/leases by each portfolio segment follows:

For commercial and industrial loans, the Company focuses on small and mid-sized businesses with primary operations as wholesalers, manufacturers, building contractors, business services companies, other banks, and retailers.  The Company provides a wide range of commercial and industrial loans, including lines of credit for working capital and operational purposes, and term loans for the acquisition of facilities, equipment and other purposes.  Approval is generally based on the following factors:

•	Ability and stability of current management of the borrower;

•	Stable earnings with positive financial trends;

•	Sufficient cash flow to support debt repayment;

•	Earnings projections based on reasonable assumptions;

•	Financial strength of the industry and business; and

•	Value and marketability of collateral.

Collateral for commercial and industrial loans generally includes accounts receivable, inventory, equipment and real estate.  The lending policy specifies approved collateral types and corresponding maximum advance percentages.  The value of collateral pledged on loans must exceed the loan amount by a margin sufficient to absorb potential erosion of its value in the event of foreclosure and cover the loan amount plus costs incurred to convert it to cash.

The lending policy specifies maximum term limits for commercial and industrial loans.  For term loans, the maximum term is generally 7 years.  Generally, term loans range from 3 to 5 years.  For lines of credit, the maximum term is typically 365 days.

In addition, the Company often takes personal guarantees or cosigners to help assure repayment.  Loans may be made on an unsecured basis if warranted by the overall financial condition of the borrower.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans, in addition to those standards and processes specific to real estate loans.  Collateral for commercial real estate loans generally includes the underlying real estate and improvements, and may include additional assets of the borrower.  The lending policy specifies maximum loan-to-value limits based on the category of commercial real estate (commercial real estate loans on improved property, raw land, land development, and commercial construction).  These limits are the same limits established by regulatory authorities.

The lending policy also includes guidelines for real estate appraisals, including minimum appraisal standards based on certain transactions.  In addition, the Company often takes personal guarantees to help assure repayment.

In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans.  Owner-occupied loans are generally considered to have less risk.  As of December 31, 2012 and 2011, approximately 35% and 29%, respectively, of the commercial real estate loan portfolio was owner-occupied.

The Company’s lending policy limits non-owner occupied commercial real estate lending to 300% of total risk-based capital, and limits construction, land development, and other land loans to 100% of total risk-based capital.  Exceeding these limits warrants the use of heightened risk management practices in accordance with regulatory guidelines.  As of December 31, 2012 and 2011, all three subsidiary banks were in compliance with these limits.

In some instances for all loans/leases, it may be appropriate to originate or purchase loans/leases that are exceptions to the guidelines and limits established within the lending policy described above and below.  In general, exceptions to the lending policy do not significantly deviate from the guidelines and limits established within the lending policy and, if there are exceptions, they are clearly noted as such and specifically identified in loan/lease approval documents.

For commercial and industrial and commercial real estate loans, the allowance for estimated losses on loans consists of specific and general components.

The specific component relates to loans that are classified as impaired, as defined below.  For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan are lower than the carrying value of that loan.

For commercial and industrial loans and all classes of commercial real estate loans, a loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a case-by-case basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

The general component consists of quantitative and qualitative factors and covers non-impaired loans.  The quantitative factors are based on historical charge-off experience and expected loss given default derived from the Company’s internal risk rating process.  See below for a detailed description of the Company’s internal risk rating scale.  The qualitative factors are determined based on an assessment of internal and/or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

For commercial and industrial and commercial real estate loans, the Company utilizes the following internal risk rating scale:

1. Highest Quality – loans of the highest quality with no credit risk, including those fully secured by subsidiary bank certificates of deposit and U.S. government securities.

2. Superior Quality – loans with very strong credit quality.  Borrowers have exceptionally strong earnings, liquidity, capital, cash flow coverage, and management ability.  Includes loans secured by high quality, marketable securities, certificates of deposit from other institutions, and cash value of life insurance.  Also includes loans supported by U.S. government, state, or municipal guarantees.

3. Satisfactory Quality – loans with satisfactory credit quality.  Established borrowers with satisfactory financial condition, including credit quality, earnings, liquidity, capital and cash flow coverage.  Management is capable and experienced.  Collateral coverage and guarantor support, if applicable, are more than adequate.  Includes loans secured by personal assets and business assets, including equipment, accounts receivable, inventory, and real estate.

4. Fair Quality – loans with moderate but still acceptable credit quality.  The primary repayment source remains adequate; however, management’s ability to maintain consistent profitability is unproven or uncertain.  Borrowers exhibit acceptable leverage and liquidity.  May include new businesses with inexperienced management or unproven performance records in relation to peer, or borrowers operating in highly cyclical or deteriorating industries.

5. Early Warning – loans where the borrowers have generally performed as agreed, however unfavorable financial trends exist or are anticipated.  Earnings may be erratic, with marginal cash flow or declining sales.  Borrowers reflect leveraged financial condition and/or marginal liquidity.  Management may be new and a track record of performance has yet to be developed.  Financial information may be incomplete, and reliance on secondary repayment sources may be increasing.

6. Special Mention – loans where the borrowers exhibit credit weaknesses or unfavorable financial trends requiring close monitoring.  Weaknesses and adverse trends are more pronounced than Early Warning loans, and if left uncorrected, may jeopardize repayment according to the contractual terms.  Currently, no loss of principal or interest is expected.  Borrowers in this category have deteriorated to the point that it would be difficult to refinance with another lender.  Special Mention should be assigned to borrowers in turnaround situations.  This rating is intended as a transitional rating, therefore, it is generally not assigned to a borrower for a period of more than one year.

7. Substandard – loans which are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if applicable.  These loans have a well-defined weakness or weaknesses which jeopardize repayment according to the contractual terms.  There is distinct loss potential if the weaknesses are not corrected.  Includes loans with insufficient cash flow coverage which are collateral dependent, other real estate owned, and repossessed assets.

8. Doubtful – loans which have all the weaknesses inherent in a Substandard loan, with the added characteristic that existing weaknesses make full principal collection, on the basis of current facts, conditions and values, highly doubtful.  The possibility of loss is extremely high, but because of pending factors, recognition of a loss is deferred until a more exact status can be determined.  All doubtful loans will be placed on non-accrual, with all payments, including principal and interest, applied to principal reduction.

For term commercial and industrial and commercial real estate loans or credit relationships with aggregate exposure greater than $1,000,000, a loan review is required within 15 months of the most recent credit review.  The review is completed in enough detail to, at a minimum, validate the risk rating.  Additionally, the review shall include an analysis of debt service requirements, covenant compliance, if applicable, and collateral adequacy. The frequency of the review is generally accelerated for loans with poor risk ratings.

The Company’s Loan Quality area will perform a documentation review of a sampling of commercial and industrial and commercial real estate loans, the primary purpose of which is to ensure the credit is properly documented and closed in accordance with approval authorities and conditions.  A review will also be performed by the Company’s Internal Audit Department of a sampling of commercial and industrial and commercial real estate loans, according to an approved schedule.  Validation of the risk rating is part of Internal Audit’s review.  Additionally, over the past several years, the Company has contracted an independent outside third party to review a sampling of commercial and industrial and commercial real estate loans.  Validation of the risk rating is part of this review as well.

The Company leases machinery and equipment to commercial and industrial customers under direct financing leases.  All lease requests are subject to the credit requirements and criteria as set forth in the lending/leasing policy.  In all cases, a formal independent credit analysis of the lessee is performed.

For direct financing leases, the allowance for estimated lease losses consists of specific and general components.

The specific component relates to leases that are classified as impaired, as defined for commercial loans above.  For those leases that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired lease is lower than the carrying value of that lease.

The general component consists of quantitative and qualitative factors and covers nonimpaired leases.  The quantitative factors are based on historical charge-off experience for the entire lease portfolio.  The qualitative factors are determined based on an assessment of internal and/or external influences on credit quality that are not fully reflected in the historical loss data.

Generally, the Company’s residential real estate loans conform to the underwriting requirements of Freddie Mac and Fannie Mae to allow the subsidiary banks to resell loans in the secondary market.  The subsidiary banks structure most loans that will not conform to those underwriting requirements as adjustable rate mortgages that mature or adjust in one to five years or fixed rate mortgages that mature in 15 years, and then retain these loans in their portfolios.  Servicing rights are not presently retained on the loans sold in the secondary market.  The lending policy establishes minimum appraisal and other credit guidelines.

The Company provides many types of installment and other consumer loans including motor vehicle, home improvement, home equity, signature loans and small personal credit lines.  The lending policy addresses specific credit guidelines by consumer loan type.

For residential real estate loans, and installment and other consumer loans, these large groups of smaller balance homogenous loans are collectively evaluated for impairment.  The Company applies a quantitative factor based on historical charge-off experience in total for each of these segments.  Accordingly, the Company generally does not separately identify individual residential real estate loans, and/or installment or other consumer loans for impairment disclosures, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

During the year ended December 31, 2010, CRBT and RB&T decreased the duration for the historical charge-off experience used in the quantitative factor from five years to three years.  Based on the change (growth, mix, and quality) of the loan portfolios of CRBT and RB&T over the past several years, management determined decreasing the duration allowed for a more accurate assessment of the credit risk within the current portfolios.

Troubled debt restructurings are considered impaired loans/leases and are subject to the same allowance methodology as described above for impaired loans/leases by portfolio segment.

Off-Balance-Sheet Credit Exposure, Policy [Policy Text Block]
Credit related financial instruments:  In the ordinary course of business, the Company has entered into commitments to extend credit and standby letters of credit.  Such financial instruments are recorded when they are funded.

Transfers and Servicing of Financial Assets, Policy [Policy Text Block]
Transfers of financial assets:  Transfers of financial assets are accounted for as sales only when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when:  (1) the assets have been isolated from the Company, (2) the transferee obtains the right to pledge or exchange the assets it received, and no condition both constrains the transferee from taking advantage of its right to pledge or exchange and provides more than a modest benefit to the transferor, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.  In addition, for transfers of a portion of financial assets (for example, participations of loan receivables), the transfer must meet the definition of a “participating interest” in order to account for the transfer as a sale.  Following are the characteristics of a “participating interest”:

•	Pro-rata ownership in an entire financial asset.

•	From the date of the transfer, all cash flows received from entire financial assets are divided proportionately among the participating interest holders in an amount equal to their share of ownership.

•
The rights of each participating interest holder have the same priority, and no participating interest holder’s interest is subordinated to the interest of another participating interest holder.  That is, no participating interest holder is entitled to receive cash before any other participating interest holder under its contractual rights as a participating interest holder.

•	No party has the right to pledge or exchange the entire financial asset unless all participating interest holders agree to pledge or exchange the entire financial asset.

Property, Plant and Equipment, Policy [Policy Text Block]
Premises and equipment:  Premises and equipment are stated at cost less accumulated depreciation.  Depreciation is computed primarily by the straight-line method over the estimated useful lives of the assets.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill:  The Company has recorded goodwill from QCBT’s purchase of 80% of m2 in August 2005.  The goodwill is not being amortized, but is evaluated at least annually for impairment.  An impairment charge is recognized when the calculated fair value of the reporting unit, including goodwill, is less than its carrying amount.  Based on the annual analysis completed as of July 31, 2012, the Company determined that the goodwill was not impaired.

Life Insurance, Corporate or Bank Owned [Text Block]	Bank-owned life insurance: Bank-owned life insurance is carried at cash surrender value with increases/decreases reflected as income/expense in the statement of income.
Restricted Assets Disclosure [Text Block]
Restricted investment securities:  Restricted investment securities represent Federal Home Loan Bank (“FHLB”) and Federal Reserve Bank common stock.  The stock is carried at cost.  These equity securities are “restricted” in that they can only be sold back to the respective institution or another member institution at par.  Therefore, they are less liquid than other tradable equity securities.  The Company views its investment in restricted stock as a long-term investment.  Accordingly, when evaluating for impairment, the value is determined based on the ultimate recovery of the par value, rather than recognizing temporary declines in value.  There have been no other-than-temporary write-downs recorded on these securities.

Real Estate, Policy [Policy Text Block]
Other real estate owned:  Real estate acquired through, or in lieu of, loan foreclosures, is held for sale and initially recorded at fair value less costs to sell, establishing a new cost basis.  Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less costs to sell.  Subsequent write-downs to fair value are charged to earnings.

Stockholders' Equity, Policy [Policy Text Block]
Treasury stock:  Treasury stock is accounted for by the cost method, whereby shares of common stock reacquired are recorded at their purchase price.  When treasury stock is reissued, any difference between the sales proceeds, or fair value when issued for business combinations, and the cost is recognized as a charge or credit to additional paid-in capital.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based compensation plans:  At December 31, 2012, the Company had four stock-based employee compensation plans, which are described more fully in Note 13.

The Company accounts for stock-based compensation with measurement of compensation cost for all stock-based awards at fair value on the grant date and recognition of compensation over the requisite service period for awards expected to vest.

As discussed in Note 13, during the years ended December 31, 2012, 2011, and 2010, the Company recognized  stock-based compensation expense related to stock options, stock purchase plans, and stock appreciation rights of $849,760, $696,407, and $488,112, respectively.  As required, management made an estimate of expected forfeitures and is recognizing compensation costs only for those equity awards expected to vest.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock option grants with the following assumptions for the indicated periods:

	2012	2011	2010
Dividend yield	.86%	.88% to 1.00%	.89% to .90%
Expected volatility	29.36%	29.64% to 30.30%	26.72% to 26.88%
Risk-free interest rate	1.98%	1.90% to 3.58%	3.86% to 4.21%
Expected life of option grants (years)	6	6	6
Weighted-average grant date fair value	$2.79	$2.74	$2.89

The Company also uses the Black-Scholes option pricing model to estimate the fair value of stock purchase grants with the following assumptions for the indicated periods:

	2012	2011	2010
Dividend yield	.61% to .88%	.88% to 1.12%	.85% to .96%
Expected volatility	27.20% to 31.11%	51.62% to 53.58%	39.56% to 56.43%
Risk-free interest rate	.03% to .18%	.08% to .23%	.13% to .29%
Expected life of purchase grants (months)	3 to 6	3 to 6	3 to 6
Weighted-average grant date fair value	$1.71	$1.68	$1.81

The fair value is amortized on a straight-line basis over the vesting periods of the grants and will be adjusted for subsequent changes in estimated forfeitures.  The expected dividend yield assumption is based on the Company's current expectations about its anticipated dividend policy. Expected volatility is based on historical volatility of the Company's common stock price.  The risk-free interest rate for periods within the contractual life of the option or purchase is based on the U.S. Treasury yield curve in effect at the time of the grant.  The expected life of the option and purchase grants is derived using the “simplified” method and represents the period of time that options and purchases are expected to be outstanding.  Historical data is used to estimate forfeitures used in the model.  Two separate groups of employees (employees subject to broad based grants, and executive employees and directors) are used.

As of December 31, 2012, there was $419,100 of unrecognized compensation cost related to share based payments, which is expected to be recognized over a weighted average period of 2.2 years.

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company's common stock for the 305,222 options that were in-the-money at December 31, 2012.  The aggregate intrinsic value at December 31, 2012 was $1,295,785 on options outstanding and $398,168 on options exercisable.  During the years ended December 31, 2012, 2011 and 2010, the aggregate intrinsic value of options exercised under the Company's stock option plans was $56,371, $47,026, and $16,639, respectively, and determined as of the date of the option exercise.

Income Tax, Policy [Policy Text Block]
Income taxes:  The Company files its tax return on a consolidated basis with its subsidiaries.  The entities follow the direct reimbursement method of accounting for income taxes under which income taxes or credits which result from the inclusion of the subsidiaries in the consolidated tax return are paid to or received from the parent company.

Deferred income taxes are provided under the liability method whereby deferred tax assets are recognized for deductible temporary differences and net operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained.  The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any.  Tax positions taken are not offset or aggregated with other positions.  Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority.   The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statements of income.

Trust Assets [Policy Text Block]
Trust assets:  Trust assets held by the subsidiary banks in a fiduciary, agency, or custodial capacity for their customers, other than cash on deposit at the subsidiary banks, are not included in the accompanying consolidated financial statements since such items are not assets of the subsidiary banks.

Earnings Per Share, Policy [Policy Text Block]	Earnings per common share: See Note 15 for a complete description and calculation of basic and diluted earnings per common share.
Reclassification, Policy [Policy Text Block]
Reclassifications:  Certain amounts in the prior year financial statements have been reclassified, with no effect on net income, comprehensive income, or stockholders’ equity, to conform with the current period presentation.

New Accounting Pronouncements, Policy [Policy Text Block]
New accounting pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS.  ASU 2011-04 amended Topic 820, Fair Value Measurements and Disclosures, to converge the fair value measurement guidance in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU 2011-04 clarified the application of existing fair value measurement requirements, changed certain principles in Topic 820 and required additional fair value disclosures. ASU 2011-04 was effective for annual periods beginning after December 15, 2011, and did not have a significant impact on the Company’s consolidated financial statements.  See Note 19.

In June 2011, FASB issued ASU 2011-05, Comprehensive Income (Topic 220) - Presentation of Comprehensive Income. ASU 2011-05 amended Topic 220, Comprehensive Income, to require that all nonowner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, ASU 2011-05 required entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented. The option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. ASU 2011-05 was effective for annual periods beginning after December 15, 2011.  Additionally, in December 2011, FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-05.  ASU 2011-12 deferred the effective date for the changes in ASU 2011-05 that specifically refer to the presentation of the effects of reclassifications adjustments out of accumulated other comprehensive income on the components of net income and other comprehensive income on the face of the financial statements for all periods presented.  ASU 2011-12 reinstated the requirements of the presentation of reclassifications out of accumulated other comprehensive income that were in place before the issuance of ASU 2011-05.   ASU 2011-12 and 2011-05 were both effective for the Company for the quarter ending March 31, 2012.  See new separate consolidated statements of comprehensive income within the consolidated financial statements.

In December 2011, FASB issued ASU 2011-11, Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities.  ASU 2011-11 requires entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the balance sheet, and instruments and transactions subject to an agreement similar to a master netting arrangement.  ASU 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods.  Adoption is not expected to have a significant impact on the Company’s consolidated financial statements.

In February 2013, FASB issued ASU 2013-02, Comprehensive Income (Topic 220) – Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income.  ASU 2013-02 supersedes and replaces the presentation requirements for reclassifications out of accumulated other comprehensive income (“AOCI”) in ASUs 2011-05 and 2011-12, which were adopted by the Company during the current year.  The amendments require an entity to provide information about the amounts reclassified out of AOCI by component.  In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income if the amount reclassified is required to be reclassified in its entirety in the same reporting period.  For other amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required.  Adoption is not expected to have a significant impact on the Company’s consolidated financial statements.

Note 1 - Nature of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2012	2011	2010
Dividend yield	.86%	.88% to 1.00%	.89% to .90%
Expected volatility	29.36%	29.64% to 30.30%	26.72% to 26.88%
Risk-free interest rate	1.98%	1.90% to 3.58%	3.86% to 4.21%
Expected life of option grants (years)	6	6	6
Weighted-average grant date fair value	$2.79	$2.74	$2.89
	2012	2011	2010
Dividend yield	.61% to .88%	.88% to 1.12%	.85% to .96%
Expected volatility	27.20% to 31.11%	51.62% to 53.58%	39.56% to 56.43%
Risk-free interest rate	.03% to .18%	.08% to .23%	.13% to .29%
Expected life of purchase grants (months)	3 to 6	3 to 6	3 to 6
Weighted-average grant date fair value	$1.71	$1.68	$1.81

Note 2 - Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Unrealized Gain (Loss) on Investments [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
December 31, 2012:
Securities held to maturity:
Municipal securities	$71,429,385	$997,969	$(71,648)	$72,355,706
Other securities	650,000	-	-	650,000
	$72,079,385	$997,969	$(71,648)	$73,005,706

Securities available for sale:
U.S. govt. sponsored agency securities	$336,570,995	$2,198,655	$(160,279)	$338,609,371
Residential mortgage-backed and related securities	160,035,196	3,736,821	(170,914)	163,601,103
Municipal securities	24,508,015	1,696,555	(18,834)	26,185,736
Trust preferred securities	86,200	53,200	-	139,400
Other securities	1,347,113	300,732	(23,469)	1,624,376
	$522,547,519	$7,985,963	$(373,496)	$530,159,986

December 31, 2011:
Securities held to maturity:
Other securities	$200,000	$-	$-	$200,000

Securities available for sale:
U.S. govt. sponsored agency securities	$426,581,913	$2,428,994	$(55,687)	$428,955,220
Residential mortgage-backed and related securities	105,373,614	3,488,350	(8,215)	108,853,749
Municipal securities	23,937,118	1,752,246	-	25,689,364
Trust preferred securities	86,200	-	(5,400)	80,800
Other securities	1,354,940	140,022	(44,804)	1,450,158
	$557,333,785	$7,809,612	$(114,106)	$565,029,291

Schedule of Unrealized Loss on Investments [Table Text Block]
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2012:
Securities held to maturity:
Municipal securities	$4,282,352	$(71,648)	$-	$-	$4,282,352	$(71,648)

Securities available for sale:
U.S. govt. sponsored agency securities	$55,621,718	$(160,279)	$-	$-	$55,621,718	$(160,279)
Residential mortgage-backed and related securities	29,324,928	(170,914)	-	-	29,324,928	(170,914)
Municipal securities	1,039,625	(18,834)	-	-	1,039,625	(18,834)
Other securities	-	-	217,500	(23,469)	217,500	(23,469)
	$85,986,271	$(350,027)	$217,500	$(23,469)	$86,203,771	$(373,496)

December 31, 2011:
Securities available for sale:
U.S. govt. sponsored agency securities	$59,979,620	$(55,687)	$-	$-	$59,979,620	$(55,687)
Residential mortgage-backed and related securities	4,906,398	(8,215)	-	-	4,906,398	(8,215)
Trust preferred securities	-	-	80,800	(5,400)	80,800	(5,400)
Other securities	251,957	(44,332)	2,778	(472)	254,735	(44,804)
	$65,137,975	$(108,234)	$83,578	$(5,872)	$65,221,553	$(114,106)

Realized Gain (Loss) on Investments [Table Text Block]
	2012	2011	2010

Proceeds from sales of securities	$19,215,075	$54,326,191	$-
Gross gains from sales of securities	104,600	1,472,528	-

Investments Classified by Contractual Maturity Date [Table Text Block]
	Amortized Cost	Fair Value
Securities held to maturity:
Due in one year or less	$853,965	$858,014
Due after one year through five years	9,801,254	9,813,395
Due after five years	61,424,166	62,334,297
	$72,079,385	$73,005,706

Securities available for sale:
Due in one year or less	$995,005	$995,917
Due after one year through five years	33,202,789	33,663,178
Due after five years	326,967,416	330,275,412
	$361,165,210	$364,934,507
Residential mortgage-backed and related securities	160,035,196	163,601,103
Other securities	1,347,113	1,624,376
	$522,547,519	$530,159,986
	Amortized Cost	Fair Value

Municipal securities, held to maturity	$46,672,253	$47,157,578

U.S. govt. sponsored agency securities	304,670,224	306,253,738
Municipal securities, available for sale	13,498,939	14,381,300
	$318,169,163	$320,635,038

Note 3 - Loans/Leases Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2012	2011

Commercial and industrial loans	$394,244,252	$350,794,278
Commercial real estate loans
Owner-occupied commercial real estate	204,911,308	167,790,621
Commercial construction, land development, and other land	44,962,381	60,384,738
Other non owner-occupied commercial real estate	344,105,550	349,628,491
	593,979,239	577,803,850

Direct financing leases *	103,685,656	93,212,362
Residential real estate loans **	115,581,573	98,107,051
Installment and other consumer loans	76,720,514	78,223,080
	1,284,211,234	1,198,140,621
Plus deferred loan/lease orgination costs, net of fees	3,176,405	2,604,876
	1,287,387,639	1,200,745,497
Less allowance for estimated losses on loans/leases	(19,925,204)	(18,789,262)
	$1,267,462,435	$1,181,956,235

* Direct financing leases:
Net minimum lease payments to be received	$117,719,380	$106,389,988
Estimated unguaranteed residual values of leased assets	1,095,848	1,043,326
Unearned lease/residual income	(15,129,572)	(14,220,952)
	103,685,656	93,212,362
Plus deferred lease origination costs, net of fees	3,907,140	3,217,011
	107,592,796	96,429,373
Less allowance for estimated losses on leases	(1,990,395)	(1,339,496)
	$105,602,401	$95,089,877

Past Due Financing Receivables [Table Text Block]
	2012
Classes of Loans/Leases	Current	30-59 Days Past Due	60-89 Days Past Due	Accruing Past Due 90 Days or More	Nonaccrual Loans/Leases	Total

Commercial and Industrial	$388,825,307	$3,724,506	$9,940	$120,000	$1,564,499	$394,244,252
Commercial Real Estate
Owner-Occupied Commercial Real Estate	204,141,070	142,993	-	-	627,245	204,911,308
Commercial Construction, Land Development, and Other Land	42,180,819	-	-	-	2,781,562	44,962,381
Other Non Owner-Occupied Commercial Real Estate	332,644,532	86,986	1,111,856	-	10,262,176	344,105,550
Direct Financing Leases	101,635,084	877,210	174,560	-	998,802	103,685,656
Residential Real Estate	111,993,859	2,254,730	283,466	-	1,049,518	115,581,573
Installment and Other Consumer	75,711,203	301,025	20,112	39,481	648,693	76,720,514
	$1,257,131,874	$7,387,450	$1,599,934	$159,481	$17,932,495	$1,284,211,234

As a percentage of total loan/lease portfolio	97.89%	0.58%	0.12%	0.01%	1.40%	100.00%
	2011
Classes of Loans/Leases	Current	30-59 Days Past Due	60-89 Days Past Due	Accruing Past Due 90 Days or More	Nonaccrual Loans/Leases	Total

Commercial and Industrial	$347,417,683	$226,394	$239,991	$120,000	$2,790,210	$350,794,278
Commercial Real Estate
Owner-Occupied Commercial Real Estate	166,632,318	146,847	-	-	1,011,456	167,790,621
Commercial Construction, Land Development, and Other Land	55,741,827	211,878	486,802	968,919	2,975,312	60,384,738
Other Non Owner-Occupied Commercial Real Estate	336,080,128	522,323	3,732,935	-	9,293,105	349,628,491
Direct Financing Leases	91,273,406	826,187	396,344	-	716,425	93,212,362
Residential Real Estate	95,456,433	1,127,465	389,678	-	1,133,475	98,107,051
Installment and Other Consumer	76,376,399	737,543	12,122	22,160	1,074,856	78,223,080
	$1,168,978,194	$3,798,637	$5,257,872	$1,111,079	$18,994,839	$1,198,140,621

As a percentage of total loan/lease portfolio	97.57%	0.32%	0.44%	0.09%	1.59%	100.00%

Schedule of Nonperforming Loans Leases [Table Text Block]
	2012
Classes of Loans/Leases	Accruing Past Due 90 Days or More	Nonaccrual Loans/Leases *	Troubled Debt Restructurings - Accruing	Total Nonperforming Loans/Leases	Percentage of Total Nonperforming Loans/Leases

Commercial and Industrial	$120,000	$1,564,499	$184,084	$1,868,583	7.36%
Commercial Real Estate
Owner-Occupied Commercial Real Estate	-	627,245	-	627,245	2.47%
Commercial Construction, Land Development, and Other Land	-	2,781,562	1,016,023	3,797,585	14.96%
Other Non Owner-Occupied Commercial Real Estate	-	10,262,176	5,820,765	16,082,941	63.34%
Direct Financing Leases	-	998,802	-	998,802	3.93%
Residential Real Estate	-	1,049,518	167,739	1,217,257	4.79%
Installment and Other Consumer	39,481	648,693	110,982	799,156	3.15%
	$159,481	$17,932,495	$7,299,593	$25,391,569	100.00%
	2011
Classes of Loans/Leases	Accruing Past Due 90 Days or More	Nonaccrual Loans/Leases *	Troubled Debt Restructurings - Accruing	Total Nonperforming Loans/Leases	Percentage of Total Nonperforming Loans/Leases

Commercial and Industrial	$120,000	$2,790,210	$187,407	$3,097,617	9.68%
Commercial Real Estate
Owner-Occupied Commercial Real Estate	-	1,011,456	-	1,011,456	3.16%
Commercial Construction, Land Development, and Other Land	968,919	2,975,312	6,076,143	10,020,374	31.30%
Other Non Owner-Occupied Commercial Real Estate	-	9,293,105	5,049,795	14,342,900	44.81%
Direct Financing Leases	-	716,425	590,238	1,306,663	4.08%
Residential Real Estate	-	1,133,475	-	1,133,475	3.54%
Installment and Other Consumer	22,160	1,074,856	-	1,097,016	3.43%
	$1,111,079	$18,994,839	$11,903,583	$32,009,501	100.00%

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Year Ended December 31, 2012

	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Balance, beginning	$4,878,006	$10,596,958	$1,339,496	$704,946	$1,269,856	$18,789,262
Provisions charged to expense	(327,045)	2,482,327	1,313,767	370,140	531,578	4,370,767
Loans/leases charged off	(682,877)	(2,232,004)	(739,755)	(4,758)	(717,035)	(4,376,429)
Recoveries on loans/leases previously charged off	663,461	222,221	76,887	-	179,035	1,141,604
Balance, ending	$4,531,545	$11,069,502	$1,990,395	$1,070,328	$1,263,434	$19,925,204

	Year Ended December 31, 2011

	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Balance, beginning	$7,548,922	$9,087,315	$1,530,572	$748,028	$1,449,819	$20,364,656
Provisions charged to expense	256,945	4,759,003	907,014	(4,147)	697,199	6,616,014
Loans/leases charged off	(3,262,742)	(3,590,868)	(1,100,886)	(38,935)	(1,068,320)	(9,061,751)
Recoveries on loans/leases previously charged off	334,881	341,508	2,796	-	191,158	870,343
Balance, ending	$4,878,006	$10,596,958	$1,339,496	$704,946	$1,269,856	$18,789,262

	Year Ended December 31, 2010

	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Balance, beginning	$5,425,624	$12,665,721	$1,681,376	$685,732	$2,046,281	$22,504,734
Provisions charged to expense	5,099,350	1,203,163	684,619	97,723	378,763	7,463,618
Loans/leases charged off	(3,309,273)	(5,210,444)	(998,737)	(35,427)	(1,146,395)	(10,700,276)
Recoveries on loans/leases previously charged off	333,221	428,875	163,314	-	171,170	1,096,580
Balance, ending	$7,548,922	$9,087,315	$1,530,572	$748,028	$1,449,819	$20,364,656
	2012
	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Allowance for loans/leases individually evaluated for impairment	$280,170	$4,005,042	$125,000	$105,565	$71,992	$4,587,769
Allowance for loans/leases collectively evaluated for impairment	4,251,375	7,064,460	1,865,395	964,763	1,191,442	15,337,435
	$4,531,545	$11,069,502	$1,990,395	$1,070,328	$1,263,434	$19,925,204

Loans/leases individually evaluated for impairment	$1,006,952	$20,383,846	$998,802	$1,217,256	$687,355	$24,294,211
Loans/leases collectively evaluated for impairment	393,237,300	573,595,393	102,686,854	114,364,317	76,033,159	1,259,917,023
	$394,244,252	$593,979,239	$103,685,656	$115,581,573	$76,720,514	$1,284,211,234

Allowance as a percentage of loans/leases individually evaluated for impairment	27.82%	19.65%	12.51%	8.67%	10.47%	18.88%
Allowance as a percentage of loans/leases collectively evaluated for impairment	1.08%	1.23%	1.82%	0.84%	1.57%	1.22%
Total allowance as a percentage of total loans/leaess	1.15%	1.86%	1.92%	0.93%	1.65%	1.55%
	2011
	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Allowance for loans/leases individually evaluated for impairment	$903,187	$4,297,738	$66,675	$55,884	$22,819	$5,346,303
Allowance for loans/leases collectively evaluated for impairment	3,974,819	6,299,220	1,272,821	649,062	1,247,037	13,442,959
	$4,878,006	$10,596,958	$1,339,496	$704,946	$1,269,856	$18,789,262

Loans/leases individually evaluated for impairment	$2,152,855	$24,281,365	$1,306,663	$1,133,474	$984,806	$29,859,163
Loans/leases collectively evaluated for impairment	348,641,423	553,522,485	91,905,699	96,973,577	77,238,274	1,168,281,458
	$350,794,278	$577,803,850	$93,212,362	$98,107,051	$78,223,080	$1,198,140,621

Allowance as a percentage of loans/leases individually evaluated for impairment	41.95%	17.70%	5.10%	4.93%	2.32%	17.91%
Allowance as a percentage of loans/leases collectively evaluated for impairment	1.14%	1.14%	1.38%	0.67%	1.61%	1.15%
Total allowance as a percentage of total loans/leaess	1.39%	1.83%	1.44%	0.72%	1.62%	1.56%

Impaired Financing Receivables [Table Text Block]
	2012
Classes of Loans/Leases	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized for Cash Payments Received

Impaired Loans/Leases with No Specific Allowance Recorded:
Commercial and Industrial	$438,355	$1,203,710	$-	$757,286	$7,910	$7,910
Commercial Real Estate
Owner-Occupied Commercial Real Estate	503,321	503,321	-	624,766	-	-
Commercial Construction, Land Development, and Other Land	678,523	678,523	-	3,359,435	3,549	3,549
Other Non Owner-Occupied Commercial Real Estate	495,702	495,702	-	5,288,820	2,017	2,017
Direct Financing Leases	777,645	777,645	-	871,076	-	-
Residential Real Estate	944,211	1,127,242	-	1,050,160	6,728	6,728
Installment and Other Consumer	534,368	534,368	-	815,720	629	629
	$4,372,125	$5,320,511	$-	$12,767,263	$20,833	$20,833

Impaired Loans/Leases with Specific Allowance Recorded:
Commercial and Industrial	$568,597	$590,849	$280,170	$499,036	$-	$-
Commercial Real Estate
Owner-Occupied Commercial Real Estate	-	-	-	-	-	-
Commercial Construction, Land Development, and Other Land	3,967,583	3,967,583	1,105,795	2,311,845	5,749	5,749
Other Non Owner-Occupied Commercial Real Estate	14,738,717	14,991,676	2,899,247	10,949,295	308,339	308,339
Direct Financing Leases	221,157	221,157	125,000	90,610	-	-
Residential Real Estate	273,045	273,045	105,565	258,677	-	-
Installment and Other Consumer	152,987	152,987	71,992	101,075	-	-
	$19,922,086	$20,197,297	$4,587,769	$14,210,538	$314,088	$314,088

Total Impaired Loans/Leases:
Commercial and Industrial	$1,006,952	$1,794,559	$280,170	$1,256,322	$7,910	$7,910
Commercial Real Estate
Owner-Occupied Commercial Real Estate	503,321	503,321	-	624,766	-	-
Commercial Construction, Land Development, and Other Land	4,646,106	4,646,106	1,105,795	5,671,280	9,298	9,298
Other Non Owner-Occupied Commercial Real Estate	15,234,419	15,487,378	2,899,247	16,238,115	310,356	310,356
Direct Financing Leases	998,802	998,802	125,000	961,686	-	-
Residential Real Estate	1,217,256	1,400,287	105,565	1,308,837	6,728	6,728
Installment and Other Consumer	687,355	687,355	71,992	916,795	629	629
	$24,294,211	$25,517,808	$4,587,769	$26,977,801	$334,921	$334,921
	2011
Classes of Loans/Leases	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized for Cash Payments Received

Impaired Loans/Leases with No Specific Allowance Recorded:
Commercial and Industrial	$360,947	$979,901	$-	$3,873,371	$-	$-
Commercial Real Estate
Owner-Occupied Commercial Real Estate	736,610	736,610	-	1,909,754	-	-
Commercial Construction, Land Development, and Other Land	-	-	-	2,979,950	-	-
Other Non Owner-Occupied Commercial Real Estate	3,936,826	3,986,820	-	5,568,776	-	-
Direct Financing Leases	1,094,178	1,094,178	-	1,487,570	81,921	81,921
Residential Real Estate	788,685	862,298	-	892,480	-	-
Installment and Other Consumer	593,987	593,987	-	821,889	-	-
	$7,511,233	$8,253,794	$-	$17,533,790	$81,921	$81,921

Impaired Loans/Leases with Specific Allowance Recorded:
Commercial and Industrial	$1,791,908	$1,791,908	$903,187	$1,175,105	$36,984	$36,984
Commercial Real Estate
Owner-Occupied Commercial Real Estate	217,059	217,059	47,911	121,201	-	-
Commercial Construction, Land Development, and Other Land	9,051,455	9,051,455	3,002,450	4,334,241	16,249	16,249
Other Non Owner-Occupied Commercial Real Estate	10,339,415	10,839,415	1,247,377	5,595,044	11,623	11,623
Direct Financing Leases	212,485	212,485	66,675	138,127	5,244	5,244
Residential Real Estate	344,789	344,789	55,884	282,020	-	-
Installment and Other Consumer	390,819	390,819	22,819	51,871	-	-
	$22,347,930	$22,847,930	$5,346,303	$11,697,609	$70,100	$70,100

Total Impaired Loans/Leases:
Commercial and Industrial	$2,152,855	$2,771,809	$903,187	$5,048,476	$36,984	$36,984
Commercial Real Estate
Owner-Occupied Commercial Real Estate	953,669	953,669	47,911	2,030,955	-	-
Commercial Construction, Land Development, and Other Land	9,051,455	9,051,455	3,002,450	7,314,191	16,249	16,249
Other Non Owner-Occupied Commercial Real Estate	14,276,241	14,826,235	1,247,377	11,163,820	11,623	11,623
Direct Financing Leases	1,306,663	1,306,663	66,675	1,625,697	87,165	87,165
Residential Real Estate	1,133,474	1,207,087	55,884	1,174,500	-	-
Installment and Other Consumer	984,806	984,806	22,819	873,760	-	-
	$29,859,163	$31,101,724	$5,346,303	$29,231,399	$152,021	$152,021
	2010
Classes of Loans/Leases	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized for Cash Payments Received

Impaired Loans/Leases with No Specific Allowance Recorded:
Commercial and Industrial	$1,459,790	$3,350,036	$-	$1,782,357	$-	$-
Commercial Real Estate
Owner-Occupied Commercial Real Estate	681,727	681,727	-	553,012	-	-
Commercial Construction, Land Development, and Other Land	2,538,621	2,872,083	-	1,530,324	-	-
Other Non Owner-Occupied Commercial Real Estate	2,942,189	3,792,226	-	1,478,956	-	-
Direct Financing Leases	953,994	953,994	-	1,080,564	27,089	27,089
Residential Real Estate	758,031	758,031	-	721,757	-	-
Installment and Other Consumer	1,561,322	1,561,322	-	569,542	11,825	11,825
	$10,895,674	$13,969,419	$-	$7,716,512	$38,914	$38,914

Impaired Loans/Leases with Specific Allowance Recorded:
Commercial and Industrial	$7,364,880	$7,866,634	$3,331,436	$5,962,381	$19,891	$19,891
Commercial Real Estate
Owner-Occupied Commercial Real Estate	1,074,210	1,074,210	232,194	847,507	45,641	45,641
Commercial Construction, Land Development, and Other Land	7,660,458	7,660,458	1,818,193	9,263,675	3,832	3,832
Other Non Owner-Occupied Commercial Real Estate	9,872,826	10,091,777	1,658,791	9,393,250	235,366	235,366
Direct Financing Leases	811,096	811,096	335,000	663,697	-	-
Residential Real Estate	528,246	528,246	27,355	565,051	-	-
Installment and Other Consumer	49,777	49,777	49,777	432,460	-	-
	$27,361,493	$28,082,198	$7,452,746	$27,128,021	$304,730	$304,730

Total Impaired Loans/Leases:
Commercial and Industrial	$8,824,670	$11,216,670	$3,331,436	$7,744,738	$19,891	$19,891
Commercial Real Estate
Owner-Occupied Commercial Real Estate	1,755,937	1,755,937	232,194	1,400,519	45,641	45,641
Commercial Construction, Land Development, and Other Land	10,199,079	10,532,541	1,818,193	10,793,999	3,832	3,832
Other Non Owner-Occupied Commercial Real Estate	12,815,015	13,884,003	1,658,791	10,872,206	235,366	235,366
Direct Financing Leases	1,765,090	1,765,090	335,000	1,744,261	27,089	27,089
Residential Real Estate	1,286,277	1,286,277	27,355	1,286,808	-	-
Installment and Other Consumer	1,611,099	1,611,099	49,777	1,002,002	11,825	11,825
	$38,257,167	$42,051,617	$7,452,746	$34,844,533	$343,644	$343,644

Financing Receivable Credit Quality Indicators [Table Text Block]
	2012
		Commercial Real Estate
			Non Owner-Occupied
Internally Assigned Risk Rating	Commercial and Industrial	Owner-Occupied Commercial Real Estate	Commercial Construction, Land Development, and Other Land	Other Commercial Real Estate	Total

Pass (Ratings 1 through 5)	$371,856,380	$195,567,523	$38,125,793	$312,370,393	$917,920,089
Special Mention (Rating 6)	8,008,866	5,488,602	1,238,152	7,319,902	22,055,522
Substandard (Rating 7)	14,379,006	3,855,183	5,598,436	24,415,255	48,247,880
Doubtful (Rating 8)	-	-	-	-	-
	$394,244,252	$204,911,308	$44,962,381	$344,105,550	$988,223,491
	2011
		Commercial Real Estate
			Non Owner-Occupied
Internally Assigned Risk Rating	Commercial and Industrial	Owner-Occupied Commercial Real Estate	Commercial Construction, Land Development, and Other Land	Other Commercial Real Estate	Total

Pass (Ratings 1 through 5)	$324,225,905	$158,955,618	$46,268,554	$310,401,972	$839,852,049
Special Mention (Rating 6)	8,814,497	2,700,496	764,586	13,754,798	26,034,377
Substandard (Rating 7)	17,753,876	6,134,507	13,351,598	25,471,721	62,711,702
Doubtful (Rating 8)	-	-	-	-	-
	$350,794,278	$167,790,621	$60,384,738	$349,628,491	$928,598,128

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
	2012
Delinquency Status *	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Performing	$102,686,854	$114,364,316	$75,921,358	$292,972,528
Nonperforming	998,802	1,217,257	799,156	3,015,215
	$103,685,656	$115,581,573	$76,720,514	$295,987,743
	2011
Delinquency Status *	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Performing	$91,905,699	$96,973,576	$77,126,064	$266,005,339
Nonperforming	1,306,663	1,133,475	1,097,016	3,537,154
	$93,212,362	$98,107,051	$78,223,080	$269,542,493

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	2012
Classes of Loans/Leases	Number of Loans/Leases	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Specific Allowance

CONCESSION - Extension of maturity
Other Non Owner-Occupied Commercial Real Estate	1	$733,442	$733,442	$176,526

CONCESSION - Significant payment delay
Commercial Construction, Land Development, and Other Land	8	$1,274,172	$1,274,172	$190,997
Other Non Owner-Occupied Commercial Real Estate	2	264,173	264,173	36,724
Residential Real Estate	1	64,722	64,722	-
Installment and Other Consumer	2	35,318	35,318	5,332
	13	$1,638,385	$1,638,385	$233,053

CONCESSION - Interest rate adjusted below market
Commercial Construction, Land Development, and Other Land	1	$337,500	$337,500	$55,295
Other Non Owner-Occupied Commercial Real Estate	2	1,542,784	1,289,825	262,704
Residential Real Estate	1	167,739	167,739	-
Installment and Other Consumer	1	16,043	16,043	-
	5	$2,064,066	$1,811,107	$317,999

TOTAL	19	$4,435,893	$4,182,934	$727,578
	2011
Classes of Loans/Leases	Number of Loans/Leases	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Specific Allowance

CONCESSION - Extension of maturity
Other Non Owner-Occupied Commercial Real Estate	1	$2,851,134	$2,851,134	$-

CONCESSION - Significant payment delay
Commercial and Industrial	4	$1,175,819	$1,175,819	$-
Other Non Owner-Occupied Commercial Real Estate	2	4,309,589	4,309,589	308,254
Direct Financing Leases	2	633,621	633,621	-
Installment and Other Consumer	1	187,650	187,650	125,928
	9	$6,306,679	$6,306,679	$434,182

CONCESSION - Interest rate adjusted below market
Commercial Construction, Land Development, and Other Land	5	$6,549,376	$6,549,376	$2,203,438

TOTAL	15	$15,707,189	$15,707,189	$2,637,620

Schedule of Related Party Transactions [Table Text Block]
	2012	2011	2010

Balance, beginning	$19,155,542	$20,796,427	$25,532,422
Net increase (decrease) due to change in related parties	2,784,143	(235,000)	(9,306,435)
Advances	6,754,970	10,674,567	13,576,200
Repayments	(8,192,597)	(12,080,452)	(9,005,760)
Balance, ending	$20,502,058	$19,155,542	$20,796,427

Schedule of Loan Concentration by Industry Segment [Table Text Block]
	2012		2011
Industry Name	Balance	Percentage of Total Loans/Leases	Balance	Percentage of Total Loans/Leases

Lessors of Non-Residential Buildings	$178,060,120	14%	$179,510,937	15%
Lessors of Residential Buildings	61,459,574	5%	50,029,069	4%
Bank Holding Companies	47,662,055	4%	38,046,779	3%

Note 4 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	2012	2011

Land	$5,583,180	$5,525,022
Buildings (useful lives 15 to 50 years)	28,368,503	28,124,868
Furniture and equipment (useful lives 3 to 10 years)	20,069,281	18,882,807
	54,020,964	52,532,697
Less accumulated depreciation	22,758,574	20,791,946
	$31,262,390	$31,740,751

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31:
2013	$373,079
2014	374,846
2015	216,844
2016	222,897
2017	224,772
Thereafter	339,102
$1,751,540

Note 5 - Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Maturities of Certificates of Deposit [Table Text Block]
Year ending December 31:
2013	$225,152,331
2014	51,775,136
2015	39,141,526
2016	14,601,275
2017	3,871,506
$334,541,774

Note 6 - Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Short-term Debt [Table Text Block]
	2012	2011

Overnight repurchase agreements with customers	$104,942,961	$110,236,450
Federal funds purchased	66,140,000	103,300,000
	$171,082,961	$213,536,450

Schedule of Repurchase Agreements [Table Text Block]
	2012	2011

Average daily balance during the period	$111,782,307	$110,468,792
Average daily interest rate during the period	0.13%	0.23%
Maximum month-end balance during the period	$141,890,506	$117,901,743
Weighted average rate as of end of period	0.11%	0.23%

Securities underlying the agreements as of end of period:
Carrying value	$160,950,808	$201,053,829
Fair value	160,950,808	201,053,829
	2012	2011

Average daily balance during the period	$52,379,823	$33,702,904
Average daily interest rate during the period	0.27%	0.27%
Maximum month-end balance during the period	$80,150,000	$103,300,000
Weighted average rate as of end of period	0.26%	0.22%

Note 7 - Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2012
	Amount Due	Weighted Average Interest Rate at Year-End	Amount Due with Putable Option *	Weighted Average Interest Rate at Year-End
Maturity:
Year ending December 31:
2013	$24,000,000	1.50%	$-	-%
2014	27,850,000	3.16	-	-
2015	16,000,000	2.84	-	-
2016	57,500,000	4.19	47,500,000	4.64
2017	36,000,000	3.89	20,000,000	4.51
Thereafter	41,000,000	3.58	33,000,000	3.64
Total FHLB advances	$202,350,000	3.45	$100,500,000	4.29
	December 31, 2011
	Amount Due	Weighted Average Interest Rate at Year-End	Amount Due with Putable Option *	Weighted Average Interest Rate at Year-End
Maturity:
Year ending December 31:
2012	$15,400,000	3.95%	$-	-%
2013	15,000,000	2.35	-	-
2014	27,850,000	3.16	-	-
2015	16,000,000	3.03	-	-
2016	57,500,000	3.91	47,500,000	4.64
Thereafter	73,000,000	3.85	53,000,000	3.97
Total FHLB advances	$204,750,000	3.67	$100,500,000	4.29

Note 8 - Other Borrowings and Unused Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt [Table Text Block]
	2012	2011

Wholesale structured repurchase agreements	$130,000,000	$130,000,000
364-day revolving note	5,600,000	3,600,000
Series A subordinated notes	2,639,762	2,631,663
	$138,239,762	$136,231,663

Schedule of Wholesale Repurchase Agreements [Table Text Block]
	December 31, 2012		December 31, 2011
	Amount Due	Weighted Average Interest Rate at Year-End	Amount Due	Weighted Average Interest Rate at Year-End
Maturity:
Year ending December 31:
2015	$35,000,000	3.00%	$45,000,000	3.11%
2016	20,000,000	3.46	35,000,000	3.67
2017	10,000,000	3.00	10,000,000	3.00
Thereafter	65,000,000	3.71	40,000,000	4.03
Total Wholesale Structured Repurchase Agreements	$130,000,000	3.43	$130,000,000	3.54

Schedule of Unused Lines of Credit [Table Text Block]
	2012	2011

Secured	$52,703,791	$72,929,607
Unsecured	259,000,000	152,500,000
	$311,703,791	$225,429,607

Note 9 - Junior Subordinate Debentures (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Subordinated Borrowing [Table Text Block]
	2012	2011

Note Payable to Trust II	$12,372,000	$12,372,000
Note Payable to Trust III	8,248,000	8,248,000
Note Payable to Trust IV	5,155,000	5,155,000
Note Payable to Trust V	10,310,000	10,310,000
	$36,085,000	$36,085,000

Investments in and Advances to Affiliates [Table Text Block]
Name	Date Issued	Amount Issued	Interest Rate	Interest Rate as of 12/31/12	Interest Rate as of 12/31/11

QCR Holdings Statutory Trust II	February 2004	$12,372,000	2.85% over 3-month LIBOR *	3.21%	3.22%
QCR Holdings Statutory Trust III	February 2004	8,248,000	2.85% over 3-month LIBOR	3.21%	3.22%
QCR Holdings Statutory Trust IV	May 2005	5,155,000	1.80% over 3-month LIBOR	2.14%	2.20%
QCR Holdings Statutory Trust V	February 2006	10,310,000	1.55% over 3-month LIBOR **	1.89%	1.95%
		$36,085,000	Weighted Average Rate	2.68%	2.71%

Note 10 - Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stockholders Equity [Table Text Block]
	2012	2011

Series E Non-Cumulative Convertible Perpetual Preferred Stock	25,000	25,000
Series F Non-Cumulative Perpetual Preferred Stock	29,867	40,090
	$54,867	$65,090

Note 11 - Federal and State Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011	2010

Current	$1,850,234	$195,135	$1,193,245
Deferred	2,684,367	3,673,064	1,256,004
	$4,534,601	$3,868,199	$2,449,249

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31,
	2012		2011		2010
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income

Computed "expected" tax expense	$6,174,295	35.0%	$4,899,324	35.0%	$3,239,941	35.0%
Effect of graduated tax rates interest	(20,775)	(0.1)	(139,981)	(1.0)	(92,570)	(1.0)
Tax exempt income, net	(1,243,660)	(7.0)	(692,742)	(4.9)	(556,682)	(6.0)
Bank-owned life insurance	(544,292)	(3.1)	(490,491)	(3.5)	(451,457)	(4.9)
State income taxes, net of federal benefit, current year	730,865	4.1	533,250	3.8	330,917	3.6
Change in unrecognized tax benefits	(149,183)	(0.8)	2,074	-	71,671	0.8
Noncontrolling interests	(166,081)	(0.9)	(148,995)	(1.1)	(75,156)	(0.8)
Other	(246,568)	(1.5)	(94,240)	(0.7)	(17,415)	(0.2)
	$4,534,601	25.7%	$3,868,199	27.6%	$2,449,249	26.5%

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2012	2011

Balance, beginning	$1,148,549	$1,034,025
Impact of tax positions taken during current year	202,341	245,441
Gross increase related to tax positions of prior years	21,781	89,310
Reduction as a result of a lapse of the applicable statute of limitations	(378,593)	(220,227)
Balance, ending	$994,078	$1,148,549

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Deferred tax assets:
Alternative minimum tax credits	$3,075,372	$1,955,270
New markets tax credits	1,000,000	500,000
Compensation	5,756,439	4,934,312
Loan/lease losses	5,927,442	5,130,551
Net operating loss carryforwards, federal and state	876,769	6,342,415
Deferred loan origination fees, net	285,794	240,063
Other	379,523	285,590
	17,301,339	19,388,201
Deferred tax liabilities:
Net unrealized gains on securities available for sale	2,905,784	2,940,792
Premises and equipment	1,532,602	1,580,272
Equipment financing leases	20,516,189	19,897,412
Investment accretion	43,740	43,648
Other	444,302	417,996
	25,442,617	24,880,120
Net deferred tax asset (liability)	$(8,141,278)	$(5,491,919)

Deferred Taxes in Financial Statements [Table Text Block]
	2012	2011	2010

Provision for income taxes	$2,684,367	$3,673,064	$1,256,004
Statement of stockholders' equity- accumulated other comprehensive income,unrealized gains (losses) on securities available for sale, net	(35,008)	2,510,006	348,376
	$2,649,359	$6,183,070	$1,604,380

Note 12 - Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Compensation Arrangement with Individual Disclosure, Postretirement Benefits [Table Text Block]
	2012	2011	2010

Matching contribution	$1,014,418	$929,869	$875,138
Discretionary contribution	188,700	150,000	99,400
	$1,203,118	$1,079,869	$974,538

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	2012	2011	2010

Balance, beginning	$4,202,733	$3,469,525	$2,734,989
Company expense	555,407	414,478	369,950
Employee deferrals	405,788	381,616	371,374
Cash payments made	(12,298)	(62,886)	(6,788)
Balance, ending	$5,151,630	$4,202,733	$3,469,525

Note 13 - Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	2012	2011	2010

Stock option and incentive plans	$798,929	$587,900	$475,835
Stock purchase plan	50,831	58,519	57,436
Stock appreciation rights	-	49,988	(45,159)
	$849,760	$696,407	$488,112

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	December 31,
	2012		2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price

Outstanding, beginning	535,130	$13.85	510,612	$14.04	474,416	$14.44
Granted	102,722	9.30	73,250	8.23	67,760	9.00
Exercised	(17,876)	9.68	(36,459)	8.30	(5,754)	10.24
Forfeited	(11,124)	10.57	(12,273)	8.28	(25,810)	9.68
Outstanding, ending	608,852	13.27	535,130	13.85	510,612	14.04

Exercisable, ending	391,378		355,398		321,336

Weighted average fair value per option of options granted during the period	$2.79		$2.74		$2.89

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options Outstanding
		Weighted		Options Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$7.72 to $8.93	65,530	7.90	$8.10	16,730	$8.22
$9.00 to $11.64	239,692	7.75	9.21	78,098	9.19
$13.25 to $16.85	157,205	4.68	15.94	150,125	15.96
$17.00 to $18.60	49,840	2.73	18.06	49,840	18.06
$18.67 to $20.90	67,885	2.16	19.48	67,885	19.48
$21.00 to $22.00	28,700	2.16	21.28	28,700	21.28
	608,852			391,378

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]
	2012	2011	2010

Shares granted	29,671	34,860	31,718
Shares purchased	31,554	36,174	28,907
Weighted average fair value per share granted	$1.71	$1.68	$1.81

Note 14 - Regulatory Capital Requirements and Restrictions on Dividends (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes			To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
As of December 31, 2012:
Company:
Total risk-based capital	$188,841	12.71%	$118,878	>	8.0%	N/A		N/A
Tier 1 risk-based capital	167,475	11.27%	59,439	>	4.0%	N/A		N/A
Tier 1 leverage	167,475	8.13%	82,357	>	4.0%	N/A		N/A
Quad City Bank & Trust:
Total risk-based capital	$98,789	12.12%	$65,218	>	8.0%	$81,522		10.00%
Tier 1 risk-based capital	90,533	11.11%	32,609	>	4.0	48,913	>	6.00%
Tier 1 leverage	90,533	7.74%	46,784	>	4.0	58,480	>	5.00%
Cedar Rapids Bank & Trust:
Total risk-based capital	$55,736	12.87%	$34,652	>	8.0%	$43,315	>	10.00%
Tier 1 risk-based capital	50,297	11.61%	17,326	>	4.0	25,989	>	6.00%
Tier 1 leverage	50,297	8.49%	23,685	>	4.0	29,606	>	5.00%
Rockford Bank & Trust:
Total risk-based capital	$36,894	15.33%	$19,255	>	8.0%	$24,609	>	10.00%
Tier 1 risk-based capital	33,870	14.07%	9,628	>	4.0	14,441		6.00%
Tier 1 leverage	33,870	11.13%	12,177	>	4.0	15,221	>	5.00%

	Actual		For Capital Adequacy Purposes			To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
As of December 31, 2011:
Company:
Total risk-based capital	$191,419	13.84%	$110,686	>	8.0%	N/A		N/A
Tier 1 risk-based capital	169,360	12.24%	55,343	>	4.0%	N/A		N/A
Tier 1 leverage	169,360	8.70%	77,857	>	4.0%	N/A		N/A
Quad City Bank & Trust:
Total risk-based capital	$98,382	13.03%	$60,391	>	8.0%	$75,488	>	10.00%
Tier 1 risk-based capital	90,336	11.97%	30,195	>	4.0	45,293	>	6.00%
Tier 1 leverage	90,336	8.21%	44,009	>	4.0	55,012	>	5.00%
Cedar Rapids Bank & Trust:
Total risk-based capital	$56,312	14.44%	$31,198	>	8.0%	$38,998	>	10.00%
Tier 1 risk-based capital	51,415	13.18%	15,599	>	4.0	23,399	>	6.00%
Tier 1 leverage	51,415	9.02%	22,807	>	4.0	28,509	>	5.00%
Rockford Bank & Trust:
Total risk-based capital	$36,259	15.27%	$19,001	>	8.0%	$23,752	>	10.00%
Tier 1 risk-based capital	33,277	14.01%	9,501	>	4.0	14,251	>	6.00%
Tier 1 leverage	33,277	11.31%	11,770	>	4.0	14,713	>	5.00%

Note 15 - Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2012	2011		2010

Net income	$13,106,240	$10,129,869		$6,807,726
Less: Net income attributable to noncontrolling interests	488,473	438,221		221,047
Net income attributable to QCR Holdings, Inc.	$12,617,767	$9,691,648		$6,586,679

Less: Preferred stock dividends and discount accretion	3,496,085	5,283,885	*	4,128,104
Net income attributable to QCR Holdings, Inc. common stockholders	$9,121,682	$4,407,763		$2,458,575

Earnings per common share attributable to QCR Holdings, Inc. common stockholders
Basic	$1.88	$0.93		$0.54
Diluted	$1.85	$0.92		$0.53

Weighted average common shares outstanding	4,844,776	4,724,781		4,593,096

Weighted average common shares issuable upon exercise of stock options and under the employee stock purchase plan **	74,783	64,245		25,146
Weighted average common and common equivalent shares outstanding	4,919,559	4,789,026		4,618,242

Note 17 - Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information [Table Text Block]
	Year Ended December 31, 2012
	March 2012	June 2012	September 2012	December 2012

Total interest income	$19,373,804	$19,534,528	$19,487,525	$18,980,016
Total interest expense	5,170,351	5,019,035	4,858,007	4,679,220
Net interest income	14,203,453	14,515,493	14,629,518	14,300,796
Provision for loan/lease losses	780,446	1,048,469	1,496,194	1,045,658
Noninterest income	3,956,878	4,067,509	4,117,182	4,479,726
Noninterest expense	12,738,080	13,109,083	13,031,517	13,380,267
Income before taxes	4,641,805	4,425,450	4,218,989	4,354,597
Federal and state income tax expense	1,238,956	1,152,071	1,034,479	1,109,095
Net income	$3,402,849	$3,273,379	$3,184,510	$3,245,502
Less net income (loss) attributable to noncontrolling interests	166,031	201,223	127,177	(5,958)
Net income attributable to QCR Holdings, Inc.	$3,236,818	$3,072,156	$3,057,333	$3,251,460

Earnings per common share:
Basic	$0.48	$0.44	$0.45	$0.50
Diluted	$0.48	$0.44	$0.44	$0.49
	Year Ended December 31, 2011
	March 2011	June 2011	September 2011	December 2011

Total interest income	$18,651,232	$19,862,076	$19,569,430	$19,640,510
Total interest expense	6,442,430	5,911,021	5,740,726	5,484,215
Net interest income	12,208,802	13,951,055	13,828,704	14,156,295
Provision for loan/lease losses	1,067,664	1,672,221	2,456,965	1,419,164
Noninterest income	5,057,124	4,173,381	4,335,307	3,896,066
Noninterest expense	13,012,271	12,555,547	12,773,149	12,651,685
Income before taxes	3,185,991	3,896,668	2,933,897	3,981,512
Federal and state income tax expense	954,507	1,123,454	667,296	1,122,942
Net income	$2,231,484	$2,773,214	$2,266,601	$2,858,570
Less net income attributable to noncontrolling interests	106,524	98,245	103,446	130,006
Net income attributable to QCR Holdings, Inc.	$2,124,960	$2,674,969	$2,163,155	$2,728,564

Earnings per common share:
Basic	$0.23	$0.35	$(0.01)	$0.36
Diluted	$0.23	$0.34	$(0.01)	$0.35

Note 18 - Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Balance Sheet [Table Text Block]
Assets	2012	2011

Cash and due from banks	$1,072,434	$3,542,484
Interest-bearing deposits at financial institutions	185,113	183,176
Securities available for sale, at fair value	1,406,876	1,252,658
Investment in bank subsidiaries	182,465,733	181,045,066
Investment in nonbank subsidiaries	1,202,791	2,510,382
Premises and equipment, net	3,318,757	-
Other assets	7,720,933	5,196,321
Total assets	$197,372,637	$193,730,087

Liabilities and Stockholders' Equity
Liabilities:
Other borrowings	$10,077,769	$6,231,663
Junior subordinated debentures	36,085,000	36,085,000
Other liabilities	10,776,047	9,032,260
Total liabilities	56,938,816	51,348,923

Stockholders' Equity:
Preferred stock	54,867	65,090
Common stock	5,039,448	4,879,435
Additional paid-in capital	78,912,791	89,702,533
Retained earnings	53,326,542	44,585,902
Accumulated other comprehensive income	4,706,683	4,754,714
Treasury stock	(1,606,510)	(1,606,510)
Total stockholders' equity	140,433,821	142,381,164
Total liabilities and stockholders' equity	$197,372,637	$193,730,087

Schedule of Condensed Income Statement [Table Text Block]
	2012	2011	2010

Total interest income	$57,136	$62,521	$43,157
Equity in net income of bank subsidiaries	17,206,086	14,449,843	11,223,115
Equity in net income of nonbank subsidiaries	168,934	174,058	199,285
Other *	657,733	129,773	46,030
Total income	18,089,889	14,816,195	11,511,587

Interest expense	1,408,948	1,562,323	2,296,446
Salaries and employee benefits	4,717,609	4,078,474	3,153,062
Professional fees	988,306	1,103,910	1,192,225
Other-than-temporary impairment losses on securities	62,400	118,847	-
Other	760,618	783,460	743,859
Total expenses	7,937,881	7,647,014	7,385,592

Income before income tax benefit	10,152,008	7,169,181	4,125,995

Income tax benefit	2,465,759	2,522,467	2,460,684
Net income	$12,617,767	$9,691,648	$6,586,679

Schedule of Condensed Cash Flow Statement [Table Text Block]
	2012	2011	2010
Cash Flows from Operating Activities:
Net income	$12,617,767	$9,691,648	$6,586,679
Adjustments to reconcile net income to net cash provided by operating activities:
Distributions in excess of (less than) earnings of:
Bank subsidiaries	(3,706,086)	(4,449,843)	(4,573,115)
Nonbank subsidiaries	(132,911)	133,951	(141,234)
Depreciation	-	54	590
Other-than-temporary impairment losses on securities	62,400	118,847	-
Stock-based compensation expense	849,760	646,419	533,271
Increase in other assets	(437,827)	(65,205)	(2,935,064)
Increase in other liabilities	1,930,733	658,610	926,645
Net cash provided by operating activities	11,183,836	6,734,481	397,772

Cash Flows from Investing Activities:
Net increase in interest-bearing deposits at financial instituions	(1,937)	(1,227)	(940)
Purchase of securities available for sale	(53,501)	(58,149)	(27,980)
Capital infusion, bank subsidiaries	-	(1,693,679)	(2,700,000)
Increase in cash from dissolution of VPHC	99,645	-	-
Net cash provided by (used in) investing activities	44,207	(1,753,055)	(2,728,920)
Cash Flows from Financing Activities:
Net increase (decrease) in other borrowings	2,008,099	1,107,630	(2,491,727)
Proceeds from issuance of Series A Subordinated Notes and detachable warrants to purchase 54,000 shares of common stock	-	-	2,700,000
Payment of cash dividends on common and preferred stock	(4,088,949)	(3,712,493)	(4,052,089)
Redemption of 10,223 shares of Series F Noncumulative Perpetual Preferred Stock, net	(10,223,000)	-	-
Proceeds from issuance of 40,090 shares of Series F Noncumulative Perpetual Preferred Stock, net	-	39,996,922	-
Redemption of Series D Cumulative Perpetual Preferred Stock, net	-	(38,237,000)	-
Repurchase of 521,888 shares of common stock warrants issued in conjunction with Series D Cumulative Perpetual Preferred Stock	-	(1,100,000)	-
Proceeds from issuance of Series E Noncumulative Convertible Perpetual Preferred Stock, net	-	-	3,187,233
Proceeds from issuance of common stock, net	994,174	477,339	261,547
Purchase of noncontrolling interests	(2,388,417)	-	(149,032)
Net cash used in financing activities	(13,698,093)	(1,467,602)	(544,068)

Net increase (decrease) in cash and due from banks	(2,470,050)	3,513,824	(2,875,216)

Cash and due from banks:
Beginning	3,542,484	28,660	2,903,876
Ending	$1,072,434	$3,542,484	$28,660

Supplemental Schedule of Noncash Investing Activities:
Dissolution of VPHC (see Note 1)

Assets acquired:
Cash	$99,645	$-	$-
Premises	3,318,757	-	-
Other assets	12,473	-	-
Total assets	3,430,875	-	-
Liabilities assumed:
Other borrowings	1,838,007	-	-
Other liabilities	14,461	-	-
Total liabilities	1,852,468	-	-
Net	1,578,407	-	-

Note 19 - Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		Fair Value Measurements at Reporting Date Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

December 31, 2012:
Securities available for sale:
U.S. govt. sponsored agency securities	$338,609,371	$-	$338,609,371	$-
Residential mortgage-backed securities	163,601,103	-	163,601,103	-
Municipal securities	26,185,736	-	26,185,736	-
Trust preferred securities	139,400	-	139,400	-
Other securities	1,624,376	234,453	1,389,923	-
	$530,159,986	$234,453	$529,925,533	$-

December 31, 2011:
Securities available for sale:
U.S. govt. sponsored agency securities	$428,955,220	$-	$428,955,220	$-
Residential mortgage-backed securities	108,853,749	-	108,853,749	-
Municipal securities	25,689,364	-	25,689,364	-
Trust preferred securities	80,800	-	80,800	-
Other securities	1,450,158	191,506	1,258,652	-
	$565,029,291	$191,506	$564,837,785	$-
		Fair Value Measurements at Reporting Date Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012:
Impaired loans/leases	$18,054,234	$-	$-	$18,054,234
Other real estate owned	4,270,901	-	-	4,270,901
	$22,325,135	$-	$-	$22,325,135

December 31, 2011:
Impaired loans/leases	$19,603,360	$-	$-	$19,603,360
Other real estate owned	9,056,619	-	-	9,056,619
	$28,659,979	$-	$-	$28,659,979

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		As of December 31, 2012		As of December 31, 2011
	Fair Value Heirarchy Level	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Cash and due from banks	Level 1	$61,568,446	$61,568,446	$53,136,710	$53,136,710
Federal funds sold	Level 2	26,560,000	26,560,000	20,785,000	20,785,000
Interest-bearing deposits at financial institutions	Level 2	22,359,490	22,359,490	26,750,602	26,750,602
Investment securities:
Held to maturity	Level 3	72,079,385	73,005,706	200,000	200,000
Available for sale	See Previous Table	530,159,986	530,159,986	565,029,291	565,029,291
Loans/leases receivable, net	Level 3	16,716,883	18,054,234	18,151,259	19,603,360
Loans/leases receivable, net	Level 2	1,250,745,552	1,262,090,766	1,163,804,976	1,183,213,640
Deposits:
Nonmaturity deposits	Level 2	1,039,572,326	1,039,572,326	867,972,148	867,972,148
Time deposits	Level 2	334,541,774	337,343,000	337,485,640	341,224,852
Short-term borrowings	Level 2	171,082,961	171,082,961	213,536,450	213,536,450
Federal Home Loan Bank advances	Level 2	202,350,000	220,815,000	204,750,000	223,678,000
Other borrowings	Level 2	138,239,762	154,101,000	136,231,663	151,813,000
Junior subordinated debentures	Level 2	36,085,000	18,786,000	36,085,000	18,444,000

Note 20 - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Commercial Banking
	Quad City Bank & Trust	Cedar Rapids Bank & Trust	Rockford Bank & Trust	Wealth Management	All other	Intercompany Eliminations	Consolidated Total

Twelve Months Ended December 31, 2012
Total revenue	$47,984,123	$26,697,921	$12,955,951	$5,993,437	$745,682	$(379,946)	$93,997,168
Net interest income	33,770,092	15,717,038	9,630,481	-	(1,468,351)	-	57,649,260
Net income attributable to QCR Holdings, Inc.	9,915,267	5,786,446	857,610	646,762	(4,577,566)	(10,752)	12,617,767
Total assets	1,177,294,502	625,713,218	313,824,607	-	14,906,904	(38,008,739)	2,093,730,492
Provision for loan/lease losses	1,527,767	1,275,000	1,568,000	-	-	-	4,370,767
Goodwill	3,222,688	-	-	-	-	-	3,222,688

Twelve Months Ended December 31, 2011
Total revenue	$47,952,867	$28,406,789	$13,518,534	$5,477,913	$228,900	$(399,877)	$95,185,126
Net interest income	30,831,946	15,856,555	9,085,293	-	(1,628,938)	-	54,144,856
Net income attributable to QCR Holdings, Inc.	8,176,665	5,154,769	329,251	789,159	(4,733,869)	(24,327)	9,691,648
Total assets	1,113,435,783	560,076,246	294,382,640	-	14,826,484	(16,111,099)	1,966,610,054
Provision for loan/lease losses	2,735,014	1,655,000	2,226,000	-	-	-	6,616,014
Goodwill	3,222,688	-	-	-	-	-	3,222,688

Twelve Months Ended December 31, 2010
Total revenue	$47,708,698	$29,221,682	$13,718,493	$5,103,747	$147,577	$(396,943)	$95,503,254
Net interest income	28,664,024	15,568,717	8,041,016	-	(2,409,989)	-	49,863,768
Net income attributable to QCR Holdings, Inc.	5,767,982	3,565,637	729,714	1,159,782	(4,581,870)	(54,566)	6,586,679
Total assets	1,025,699,414	546,789,724	271,378,714	-	11,622,441	(18,855,077)	1,836,635,216
Provision for loan/lease losses	2,457,618	4,200,000	806,000	-	-	-	7,463,618
Goodwill	3,222,688	-	-	-	-	-	3,222,688

Note 1 - Nature of Business and Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 m2 Lease Funds LLC [Member]	Dec. 31, 2012 Velie Plantation Holding Company LLC [Member]	Dec. 31, 2012 In-the-money Options [Member]	Dec. 31, 2012 Owner-occupied commercial real estate [Member]	Dec. 31, 2011 Owner-occupied commercial real estate [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 m2 Lease Funds LLC [Member]	Aug. 27, 2012 m2 Lease Funds LLC [Member]	Oct. 31, 2012 Velie Plantation Holding Company LLC [Member]	Dec. 31, 2012 Minimum Required Under Federal Banking Regulations [Member]	Dec. 31, 2011 Minimum Required Under Federal Banking Regulations [Member]
Equity Method Investment, Ownership Percentage	2.25%				80.00%	91.00%
Business Acquisition, Percentage of Voting Interests Acquired												20.00%	20.00%	9.00%
Cash and Cash Equivalents, at Carrying Value (in Dollars)	$ 61,568,446	$ 53,136,710	$ 42,030,806	$ 35,878,046											$ 15,512,000	$ 6,247,000
Residual Value Percent of Cost										3.00%	15.00%
Initial Direct Leasing Costs As a Percentage of Cost	4.00%
								35.00%	29.00%
Lending Threshold Requiring Additional Loan Review (in Dollars)	1,000,000
Share-based Compensation (in Dollars)	849,760	696,407	488,112
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)	419,100
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 73 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)	391,378	355,398	321,336				305,222
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)	1,295,785
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)	398,168
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value (in Dollars)	$ 56,371	$ 47,026	$ 16,639

Note 1 - Nature of Business and Significant Accounting Policies (Detail) - Option Pricing Model Valuation Assumptions (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected life of option grants (years)	10 years
Weighted-average grant date fair value	$ 2.79	$ 2.74	$ 2.89
Stock Options [Member]
Dividend yield	0.86%
Expected volatility	29.36%
Risk-free interest rate	1.98%
Expected life of option grants (years)	6 years	6 years	6 years
Weighted-average grant date fair value	$ 2.79	$ 2.74	$ 2.89
Stock Purchase Grants [Member]
Expected life of option grants (years)	3 years	3 years	3 years
Weighted-average grant date fair value	$ 1.71	$ 1.68	$ 1.81

Note 2 - Investment Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of Securities	378
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	50		1
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Period Increase (Decrease)	$ 118,847	$ 113,800	$ 62,400
Available-for-sale Securities Pledged as Collateral	$ 412,820,519	$ 384,194,020
Unrealized Losses 12 Months or Greater [Member]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	1

Note 2 - Investment Securities (Detail) - Amortized Cost and Fair Value of Investment Securities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities held to maturity:
Securities held to maturity, amortized cost	$ 72,079,385	$ 200,000
Securities held to maturity, gross unrealized gains	997,969
Securities held to maturity, gross unrealized losses	(71,648)
Securities held to maturity, fair value	73,005,706
Securities available for sale:
Available for Sale Securities, amortized cost	522,547,519	557,333,785
Available for Sale Securities, gross unrealized gains	7,985,963	7,809,612
Available for Sale Securities, gross unrealized losses	(373,496)	(114,106)
Available for Sale Securities, fair value	530,159,986	565,029,291
US States and Political Subdivisions Debt Securities [Member]
Securities held to maturity:
Securities held to maturity, amortized cost	71,429,385
Securities held to maturity, gross unrealized gains	997,969
Securities held to maturity, gross unrealized losses	(71,648)
Securities held to maturity, fair value	72,355,706
Securities available for sale:
Available for Sale Securities, amortized cost	24,508,015	23,937,118
Available for Sale Securities, gross unrealized gains	1,696,555	1,752,246
Available for Sale Securities, gross unrealized losses	(18,834)	0
Available for Sale Securities, fair value	26,185,736	25,689,364
Securities (Assets) [Member]
Securities held to maturity:
Securities held to maturity, amortized cost	650,000	200,000
Securities held to maturity, gross unrealized gains	0	0
Securities held to maturity, gross unrealized losses	0	0
Securities held to maturity, fair value	650,000	200,000
Securities available for sale:
Available for Sale Securities, amortized cost	1,347,113	1,354,940
Available for Sale Securities, gross unrealized gains	300,732	140,022
Available for Sale Securities, gross unrealized losses	(23,469)	(44,804)
Available for Sale Securities, fair value	1,624,376	1,450,158
US Government Agencies Debt Securities [Member]
Securities available for sale:
Available for Sale Securities, amortized cost	336,570,995	426,581,913
Available for Sale Securities, gross unrealized gains	2,198,655	2,428,994
Available for Sale Securities, gross unrealized losses	(160,279)	(55,687)
Available for Sale Securities, fair value	338,609,371	428,955,220
Residential Mortgage Backed Securities [Member]
Securities available for sale:
Available for Sale Securities, amortized cost	160,035,196	105,373,614
Available for Sale Securities, gross unrealized gains	3,736,821	3,488,350
Available for Sale Securities, gross unrealized losses	(170,914)	(8,215)
Available for Sale Securities, fair value	163,601,103	108,853,749
Trust preferred securities [Member]
Securities available for sale:
Available for Sale Securities, amortized cost	86,200	86,200
Available for Sale Securities, gross unrealized gains	53,200	0
Available for Sale Securities, gross unrealized losses		(5,400)
Available for Sale Securities, fair value	$ 139,400	$ 80,800

Note 2 - Investment Securities (Detail) - Gross Unrealized Losses and Fair value of Securities in a Continuous Unrealized Loss Position (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities available for sale:
Available for Sale Securities less than 12 months fair value	$ 85,986,271	$ 65,137,975
Available for Sale Securities less than 12 months gross unrealized losses	(350,027)	(108,234)
Available for Sale Securities 12 months or more fair value	217,500	83,578
Available for Sale Securities 12 months or more gross unrealized losses	(23,469)	(5,872)
Available for Sale Securities fair value	86,203,771	65,221,553
Available for Sale Securities gross unrealized losses	(373,496)	(114,106)
US States and Political Subdivisions Debt Securities [Member]
Securities held to maturity:
Municipal securities	4,282,352
Municipal securities	(71,648)
Municipal securities	0
Municipal securities	0
Municipal securities	4,282,352
Municipal securities	(71,648)
Securities available for sale:
Available for Sale Securities less than 12 months fair value	1,039,625
Available for Sale Securities less than 12 months gross unrealized losses	(18,834)
Available for Sale Securities 12 months or more fair value	0
Available for Sale Securities 12 months or more gross unrealized losses	0
Available for Sale Securities fair value	1,039,625
Available for Sale Securities gross unrealized losses	(18,834)
US Government Agencies Debt Securities [Member]
Securities available for sale:
Available for Sale Securities less than 12 months fair value	55,621,718	59,979,620
Available for Sale Securities less than 12 months gross unrealized losses	(160,279)	(55,687)
Available for Sale Securities 12 months or more fair value	0	0
Available for Sale Securities 12 months or more gross unrealized losses	0	0
Available for Sale Securities fair value	55,621,718	59,979,620
Available for Sale Securities gross unrealized losses	(160,279)	(55,687)
Residential Mortgage Backed Securities [Member]
Securities available for sale:
Available for Sale Securities less than 12 months fair value	29,324,928	4,906,398
Available for Sale Securities less than 12 months gross unrealized losses	(170,914)	(8,215)
Available for Sale Securities 12 months or more fair value	0	0
Available for Sale Securities 12 months or more gross unrealized losses	0	0
Available for Sale Securities fair value	29,324,928	4,906,398
Available for Sale Securities gross unrealized losses	(170,914)	(8,215)
Equity Securities, Other [Member]
Securities available for sale:
Available for Sale Securities less than 12 months fair value	0	251,957
Available for Sale Securities less than 12 months gross unrealized losses	0	(44,332)
Available for Sale Securities 12 months or more fair value	217,500	2,778
Available for Sale Securities 12 months or more gross unrealized losses	(23,469)	(472)
Available for Sale Securities fair value	217,500	254,735
Available for Sale Securities gross unrealized losses	(23,469)	(44,804)
Trust preferred securities [Member]
Securities available for sale:
Available for Sale Securities less than 12 months fair value		0
Available for Sale Securities less than 12 months gross unrealized losses		0
Available for Sale Securities 12 months or more fair value		80,800
Available for Sale Securities 12 months or more gross unrealized losses		(5,400)
Available for Sale Securities fair value		80,800
Available for Sale Securities gross unrealized losses		$ (5,400)

Note 2 - Investment Securities (Detail) - Sales of Securities (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from sales of securities	$ 19,215,075	$ 54,326,191	$ 0
Gross gains from sales of securities	$ 104,600	$ 1,472,528	$ 0

Note 2 - Investment Securities (Detail) - Amortized Cost and Fair Value of Securities by Contractual Maturity (USD $)	Dec. 31, 2012
Securities held to maturity:
Due in one year or less	$ 853,965
Due in one year or less	858,014
Due after one year through five years	9,801,254
Due after one year through five years	9,813,395
Due after five years	61,424,166
Due after five years	62,334,297
72,079,385
73,005,706
Securities available for sale:
Due in one year or less	995,005
Due in one year or less	995,917
Due after one year through five years	33,202,789
Due after one year through five years	33,663,178
Due after five years	326,967,416
Due after five years	330,275,412
361,165,210
364,934,507
Securities with no stated maturity date, amortized cost	522,547,519
Securities with no stated maturity date, fair value	530,159,986
Callable Securities [Member] | US States and Political Subdivisions Debt Securities [Member]
Securities available for sale:
Securities with no stated maturity date, amortized cost	13,498,939
Securities with no stated maturity date, fair value	14,381,300
Municipal securities, held to maturity	46,672,253
Municipal securities, held to maturity	47,157,578
Callable Securities [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Securities available for sale:
Securities with no stated maturity date, amortized cost	304,670,224
Securities with no stated maturity date, fair value	306,253,738
Callable Securities [Member]
Securities available for sale:
Securities with no stated maturity date, amortized cost	318,169,163
Securities with no stated maturity date, fair value	320,635,038
Residential Mortgage Backed Securities [Member]
Securities available for sale:
Securities with no stated maturity date, amortized cost	160,035,196
Securities with no stated maturity date, fair value	163,601,103
Equity Securities, Other [Member]
Securities available for sale:
Securities with no stated maturity date, amortized cost	1,347,113
Securities with no stated maturity date, fair value	$ 1,624,376

Note 3 - Loans/Leases Receivable (Detail) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Provision for Lease Losses	$ 617,000
Leveraged Lease Investment		1,095,848	1,043,326
Loans Held-for-sale, Mortgages		4,577,233	3,832,760
Financing Receivable, Modifications, Recorded Investment		12,958,374	20,526,457
Threshold for Related Party Loans Evaluated		60,000
Total [Member]
Financing Receivable, Modifications, Recorded Investment		5,658,781	8,622,874
Commercial and Industrial [Member]
Financing Receivable, Modifications, Recorded Investment		99,804	198,697
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications, Recorded Investment		5,173,589	8,074,777
Finance Leases Portfolio Segment [Member]
Financing Receivable, Modifications, Recorded Investment			64,726
Installment and Other Consumer [Member]
Financing Receivable, Modifications, Recorded Investment			284,674
Nonaccrual [Member]
Financing Receivable, Modifications, Number of Contracts		9	5
Financing Receivable, Modifications, Post-Modification Recorded Investment		1,779,126	4,480,398
Residential Real Estate [Member]
Financing Receivable, Modifications, Recorded Investment		64,722
Installment Loans [Member]
Financing Receivable, Modifications, Recorded Investment		$ 320,666

Note 3 - Loans/Leases Receivable (Detail) - Composition of the Loan/Lease Portfolio (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Loans and Leases	$ 1,287,387,639		$ 1,200,745,497
Less allowance for estimated losses on loans/leases	(19,925,204)		(18,789,262)		(20,364,656)	(22,504,734)
Loans/leases net of allowance for estimated losses	1,267,462,435		1,181,956,235
Commercial and Industrial [Member]
Loans and Leases	394,244,252		350,794,278
Less allowance for estimated losses on loans/leases	(4,531,545)		(4,878,006)		(7,548,922)	(5,425,624)
Owner-occupied commercial real estate [Member]
Loans and Leases	204,911,308		167,790,621
Commercial construction, land development, and other land [Member]
Loans and Leases	44,962,381		60,384,738
Other commercial real estate [Member]
Loans and Leases	344,105,550		349,628,491
Total Commercial [Member]
Loans and Leases	593,979,239		577,803,850
Leases receivable [Member]
Loans and Leases	103,685,656		93,212,362
Plus deferred loan/lease origination costs	3,907,140		3,217,011
Total Loans/Leases plus deferred loan/lease origination costs	107,592,796		96,429,373
Less allowance for estimated losses on loans/leases	(1,990,395)		(1,339,496)		(1,530,572)	(1,681,376)
Loans/leases net of allowance for estimated losses	105,602,401		95,089,877
* Direct financing leases:
Net minimum lease payments to be received	117,719,380		106,389,988
Estimated unguaranteed residual values of leased assets	1,095,848		1,043,326
Unearned lease/residual income	(15,129,572)		(14,220,952)
Mortgage Receivable [Member]
Loans and Leases	115,581,573	[1]	98,107,051	[1]
Loans Receivable [Member]
Loans and Leases	76,720,514		78,223,080
Total [Member]
Loans and Leases	1,284,211,234		1,198,140,621
Plus deferred loan/lease origination costs	3,176,405		2,604,876
Total Loans/Leases plus deferred loan/lease origination costs	1,287,387,639		1,200,745,497
Less allowance for estimated losses on loans/leases	$ (19,925,204)		$ (18,789,262)

[1]	Includes residential real estate loans held for sale totaling $4,577,233 and $3,832,760 as of December 31, 2012 and 2011, respectively.

Note 3 - Loans/Leases Receivable (Detail) - Aging of the Loan/Lease Portfolio (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current	$ 1,257,131,874	$ 1,168,978,194
30-59 Days Past Due	7,387,450	3,798,637
60-89 Days Past Due	1,599,934	5,257,872
Accruing Past Due 90 Days or More	159,481	1,111,079
Nonacrrual Loans/Loans	17,932,495	18,994,839
Total	1,284,211,234	1,198,140,621
Current as a percentage of total loan/lease portfolio	97.89%	97.57%
30-59 Days Past Due as a percentage of total loan/lease portfolio	0.58%	0.32%
60-89 Days Past Due as a percentage of total loan/lease portfolio	0.12%	0.44%
Accruing Past Due 90 Days or More as a percentage of total loan/lease portfolio	0.01%	0.09%
Nonacrrual Loans/Loans as a percentage of total loan/lease portfolio	1.40%	1.59%
Total as a percentage of total loan/lease portfolio	100.00%	100.00%
Commercial and Industrial [Member]
Current	388,825,307	347,417,683
30-59 Days Past Due	3,724,506	226,394
60-89 Days Past Due	9,940	239,991
Accruing Past Due 90 Days or More	120,000	120,000
Nonacrrual Loans/Loans	1,564,499	2,790,210
Total	394,244,252	350,794,278
Owner-occupied commercial real estate [Member]
Current	204,141,070	166,632,318
30-59 Days Past Due	142,993	146,847
60-89 Days Past Due	0	0
Accruing Past Due 90 Days or More	0	0
Nonacrrual Loans/Loans	627,245	1,011,456
Total	204,911,308	167,790,621
Commercial construction, land development, and other land [Member]
Current	42,180,819	55,741,827
30-59 Days Past Due		211,878
60-89 Days Past Due	0	486,802
Accruing Past Due 90 Days or More	0	968,919
Nonacrrual Loans/Loans	2,781,562	2,975,312
Total	44,962,381	60,384,738
Other commercial real estate [Member]
Current	332,644,532	336,080,128
30-59 Days Past Due	86,986	522,323
60-89 Days Past Due	1,111,856	3,732,935
Accruing Past Due 90 Days or More	0	0
Nonacrrual Loans/Loans	10,262,176	9,293,105
Total	344,105,550	349,628,491
Leases receivable [Member]
Current	101,635,084	91,273,406
30-59 Days Past Due	877,210	826,187
60-89 Days Past Due	174,560	396,344
Accruing Past Due 90 Days or More	0	0
Nonacrrual Loans/Loans	998,802	716,425
Total	103,685,656	93,212,362
Residential Real Estate [Member]
Current	111,993,859	95,456,433
30-59 Days Past Due	2,254,730	1,127,465
60-89 Days Past Due	283,466	389,678
Accruing Past Due 90 Days or More	0	0
Nonacrrual Loans/Loans	1,049,518	1,133,475
Total	115,581,573	98,107,051
Installment and Other Consumer [Member]
Current	75,711,203	76,376,399
30-59 Days Past Due	301,025	737,543
60-89 Days Past Due	20,112	12,122
Accruing Past Due 90 Days or More	39,481	22,160
Nonacrrual Loans/Loans	648,693	1,074,856
Total	$ 76,720,514	$ 78,223,080

Note 3 - Loans/Leases Receivable (Detail) - Nonperforming Loans/Leases (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Nonaccrual loans/leases	$ 17,932,495		$ 18,994,839
Troubled debt restructurings - accruing	12,958,374		20,526,457
Total nonperforming loans/leases	24,294,211		29,859,163		38,257,167
Percentage of total nonperforming loans/leases	100.00%		100.00%
Nonperforming [Member] | Commercial and Industrial [Member]
Total nonperforming loans/leases	1,868,583		3,097,617
Nonperforming [Member] | Owner-occupied commercial real estate [Member]
Total nonperforming loans/leases	627,245		1,011,456
Nonperforming [Member] | Commercial construction, land development, and other land [Member]
Total nonperforming loans/leases	3,797,585		10,020,374
Nonperforming [Member] | Non-owner occupied Commercial Real Estate [Member]
Total nonperforming loans/leases	16,082,941		14,342,900
Nonperforming [Member] | Finance Leases Portfolio Segment [Member]
Total nonperforming loans/leases	998,802		1,306,663
Nonperforming [Member] | Residential Portfolio Segment [Member]
Total nonperforming loans/leases	1,217,257		1,133,475
Nonperforming [Member] | Consumer Portfolio Segment [Member]
Total nonperforming loans/leases	799,156		1,097,016
Nonperforming [Member] | Total [Member]
Total nonperforming loans/leases	25,391,569		32,009,501
Commercial and Industrial [Member]
Accruing Past Due 90 Days or More	120,000		120,000
Nonaccrual loans/leases	1,564,499	[1]	2,790,210	[2]
Troubled debt restructurings - accruing	184,084		187,407
Percentage of total nonperforming loans/leases	7.36%		9.68%
Owner-occupied commercial real estate [Member]
Accruing Past Due 90 Days or More			0
Nonaccrual loans/leases	627,245	[1]	1,011,456	[2]
Troubled debt restructurings - accruing	0		0
Percentage of total nonperforming loans/leases	2.47%		3.16%
Commercial construction, land development, and other land [Member]
Accruing Past Due 90 Days or More	0		968,919
Nonaccrual loans/leases	2,781,562	[1]	2,975,312	[2]
Troubled debt restructurings - accruing	1,016,023		6,076,143
Percentage of total nonperforming loans/leases	14.96%		31.30%
Non-owner occupied Commercial Real Estate [Member]
Accruing Past Due 90 Days or More			0
Nonaccrual loans/leases	10,262,176	[1]	9,293,105	[2]
Troubled debt restructurings - accruing	5,820,765		5,049,795
Percentage of total nonperforming loans/leases	63.34%		44.81%
Finance Leases Portfolio Segment [Member]
Accruing Past Due 90 Days or More	0		0
Nonaccrual loans/leases	998,802	[1]	716,425	[2]
Troubled debt restructurings - accruing			590,238
Percentage of total nonperforming loans/leases	3.93%		4.08%
Residential Portfolio Segment [Member]
Accruing Past Due 90 Days or More			0
Nonaccrual loans/leases	1,049,518	[1]	1,133,475	[2]
Troubled debt restructurings - accruing	167,739		0
Percentage of total nonperforming loans/leases	4.79%		3.54%
Consumer Portfolio Segment [Member]
Accruing Past Due 90 Days or More	39,481		22,160
Nonaccrual loans/leases	648,693	[1]	1,074,856	[2]
Troubled debt restructurings - accruing	110,982		0
Percentage of total nonperforming loans/leases	3.15%		3.43%
Total [Member]
Accruing Past Due 90 Days or More	159,481		1,111,079
Nonaccrual loans/leases	17,932,495	[1]	18,994,839	[2]
Troubled debt restructurings - accruing	$ 7,299,593		$ 11,903,583
Percentage of total nonperforming loans/leases	100.00%		100.00%

[1]	At December 31, 2012, nonaccrual loans/leases included $5,658,781 of troubled debt restructurings, including $99,804 in commercial and industrial loans, $5,173,589 in commercial real estate loans, $64,722 in residential real estate loans, and $320,666 in installment loans.
[2]	At December 31, 2011, nonaccrual loans/leases included $8,622,874 of troubled debt restructurings, including $198,697 in commercial and industrial loans, $8,074,777 in commercial real estate loans, $64,726 in direct financing leases, and $284,674 in installment loans.

Note 3 - Loans/Leases Receivable (Detail) - Allowance for Estimated Losses on Loans/Leases (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance, beginning	$ 18,789,262	$ 20,364,656	$ 22,504,734
Balance, ending	19,925,204	18,789,262	20,364,656
Loans/leases individually evaluated for impairment	24,294,211	29,859,163
Loans/leases collectively evaluated for impairment	1,259,917,023	1,168,281,458
Loans/Leases receivable	1,284,211,234	1,198,140,621
Allowance as a percentage of loans/leases individually evaluated for impairment	18.88%	17.91%
Allowance as a percentage of loans/leases collectively evaluated for impairment	1.22%	1.15%
Total allowance as a percentage of total loans/leaess	1.55%	1.56%
Allowance for loans/leases individually evaluated for impairment	4,587,769	5,346,303
Allowance for loans/leases collectively evaluated for impairment	15,337,435	13,442,959
Provisions charged to expense	4,370,767	6,616,014	7,463,618
Loans/leases charged off	(4,376,429)	(9,061,751)	(10,700,276)
Recoveries on loans/leases previously charged off	1,141,604	870,343	1,096,580
Commercial and Industrial [Member]
Balance, beginning	4,878,006	7,548,922	5,425,624
Balance, ending	4,531,545	4,878,006	7,548,922
Loans/leases individually evaluated for impairment	1,006,952	2,152,855
Loans/leases collectively evaluated for impairment	393,237,300	348,641,423
Loans/Leases receivable	394,244,252	350,794,278
Allowance as a percentage of loans/leases individually evaluated for impairment	27.82%	41.95%
Allowance as a percentage of loans/leases collectively evaluated for impairment	1.08%	1.14%
Total allowance as a percentage of total loans/leaess	1.15%	1.39%
Allowance for loans/leases individually evaluated for impairment	280,170	903,187
Allowance for loans/leases collectively evaluated for impairment	4,251,375	3,974,819
Provisions charged to expense	(327,045)	256,945	5,099,350
Loans/leases charged off	(682,877)	(3,262,742)	(3,309,273)
Recoveries on loans/leases previously charged off	663,461	334,881	333,221
Commercial Real Estate Loans [Member]
Balance, beginning	10,596,958	9,087,315	12,665,721
Balance, ending	11,069,502	10,596,958	9,087,315
Loans/leases individually evaluated for impairment	20,383,846	24,281,365
Loans/leases collectively evaluated for impairment	573,595,393	553,522,485
Loans/Leases receivable	593,979,239	577,803,850
Allowance as a percentage of loans/leases individually evaluated for impairment	19.65%	17.70%
Allowance as a percentage of loans/leases collectively evaluated for impairment	1.23%	1.14%
Total allowance as a percentage of total loans/leaess	1.86%	1.83%
Allowance for loans/leases individually evaluated for impairment	4,005,042	4,297,738
Allowance for loans/leases collectively evaluated for impairment	7,064,460	6,299,220
Provisions charged to expense	2,482,327	4,759,003	1,203,163
Loans/leases charged off	(2,232,004)	(3,590,868)	(5,210,444)
Recoveries on loans/leases previously charged off	222,221	341,508	428,875
Leases receivable [Member]
Balance, beginning	1,339,496	1,530,572	1,681,376
Balance, ending	1,990,395	1,339,496	1,530,572
Loans/leases individually evaluated for impairment	998,802	1,306,663
Loans/leases collectively evaluated for impairment	102,686,854	91,905,699
Loans/Leases receivable	103,685,656	93,212,362
Allowance as a percentage of loans/leases individually evaluated for impairment	12.51%	5.10%
Allowance as a percentage of loans/leases collectively evaluated for impairment	1.82%	1.38%
Total allowance as a percentage of total loans/leaess	1.92%	1.44%
Allowance for loans/leases individually evaluated for impairment	125,000	66,675
Allowance for loans/leases collectively evaluated for impairment	1,865,395	1,272,821
Provisions charged to expense	1,313,767	907,014	684,619
Loans/leases charged off	(739,755)	(1,100,886)	(998,737)
Recoveries on loans/leases previously charged off	76,887	2,796	163,314
Residential Real Estate [Member]
Balance, beginning	704,946	748,028	685,732
Balance, ending	1,070,328	704,946	748,028
Loans/leases individually evaluated for impairment	1,217,256	1,133,474
Loans/leases collectively evaluated for impairment	114,364,317	96,973,577
Loans/Leases receivable	115,581,573	98,107,051
Allowance as a percentage of loans/leases individually evaluated for impairment	8.67%	4.93%
Allowance as a percentage of loans/leases collectively evaluated for impairment	0.84%	0.67%
Total allowance as a percentage of total loans/leaess	0.93%	0.72%
Allowance for loans/leases individually evaluated for impairment	105,565	55,884
Allowance for loans/leases collectively evaluated for impairment	964,763	649,062
Provisions charged to expense	370,140	(4,147)	97,723
Loans/leases charged off	(4,758)	(38,935)	(35,427)
Installment and Other Consumer [Member]
Balance, beginning	1,269,856	1,449,819	2,046,281
Balance, ending	1,263,434	1,269,856	1,449,819
Loans/leases individually evaluated for impairment	687,355	984,806
Loans/leases collectively evaluated for impairment	76,033,159	77,238,274
Loans/Leases receivable	76,720,514	78,223,080
Allowance as a percentage of loans/leases individually evaluated for impairment	10.47%	2.32%
Allowance as a percentage of loans/leases collectively evaluated for impairment	1.57%	1.61%
Total allowance as a percentage of total loans/leaess	1.65%	1.62%
Allowance for loans/leases individually evaluated for impairment	71,992	22,819
Allowance for loans/leases collectively evaluated for impairment	1,191,442	1,247,037
Provisions charged to expense	531,578	697,199	378,763
Loans/leases charged off	(717,035)	(1,068,320)	(1,146,395)
Recoveries on loans/leases previously charged off	$ 179,035	$ 191,158	$ 171,170

Note 3 - Loans/Leases Receivable (Detail) - Impaired Loans/Leases (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Loans/Leases with No Specific Allowance Recorded:
Impaired Loans/Leases with No Specific Allowance Recorded - Recorded Investment	$ 4,372,125	$ 7,511,233	$ 10,895,674
Impaired Loans/Leases with No pecific Allowance Recorded - Unpaid Principal Balance	5,320,511	8,253,794	13,969,419
Impaired Loans/Leases with No Specific Allowance Recorded - Average Recorded Investment	12,767,263	17,533,790	7,716,512
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized	20,833	81,921	38,914
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	20,833	81,921	38,914
Impaired Loans/Leases with Specific Allowance Recorded:
Impaired Loans/Leases with Specific Allowance Recorded - Recorded Investment	19,922,086	22,347,930	27,361,493
Impaired Loans/Leases with Specific Allowance Recorded - Unpaid Principal Balance	20,197,297	22,847,930	28,082,198
Impaired Loans/Leases with Specific Allowance Recorded - Related Allowance	4,587,769	5,346,303	7,452,746
Impaired Loans/Leases with Specific Allowance Recorded - Average Recorded Investment	14,210,538	11,697,609	27,128,021
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized	314,088	70,100	304,730
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	314,088	70,100	304,730
Total Impaired Loans/Leases:
Total Impaired Loans/Leases - Recorded Investment	24,294,211	29,859,163	38,257,167
Total Impaired Loans/Leases - Unpaid Principal Balance	25,517,808	31,101,724	42,051,617
Total Impaired Loans/Leases - Related Allowance	4,587,769	5,346,303	7,452,746
Total Impaired Loans/Leases - Average Recorded Investment	26,977,801	29,231,399	34,844,533
Total Impaired Loans/Leases - Interest Income Recognized	334,921	152,021	343,644
Total Impaired Loans/Leases - Interest Income Recognized for Cash Payments Received	334,921	152,021	343,644
Commercial and Industrial [Member]
Impaired Loans/Leases with No Specific Allowance Recorded:
Impaired Loans/Leases with No Specific Allowance Recorded - Recorded Investment	438,355	360,947	1,459,790
Impaired Loans/Leases with No pecific Allowance Recorded - Unpaid Principal Balance	1,203,710	979,901	3,350,036
Impaired Loans/Leases with No Specific Allowance Recorded - Average Recorded Investment	757,286	3,873,371	1,782,357
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized	7,910
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	7,910
Impaired Loans/Leases with Specific Allowance Recorded:
Impaired Loans/Leases with Specific Allowance Recorded - Recorded Investment	568,597	1,791,908	7,364,880
Impaired Loans/Leases with Specific Allowance Recorded - Unpaid Principal Balance	590,849	1,791,908	7,866,634
Impaired Loans/Leases with Specific Allowance Recorded - Related Allowance	280,170	903,187	3,331,436
Impaired Loans/Leases with Specific Allowance Recorded - Average Recorded Investment	499,036	1,175,105	5,962,381
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized		36,984	19,891
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received		36,984	19,891
Total Impaired Loans/Leases:
Total Impaired Loans/Leases - Recorded Investment	1,006,952	2,152,855	8,824,670
Total Impaired Loans/Leases - Unpaid Principal Balance	1,794,559	2,771,809	11,216,670
Total Impaired Loans/Leases - Related Allowance	280,170	903,187	3,331,436
Total Impaired Loans/Leases - Average Recorded Investment	1,256,322	5,048,476	7,744,738
Total Impaired Loans/Leases - Interest Income Recognized	7,910	36,984	19,891
Total Impaired Loans/Leases - Interest Income Recognized for Cash Payments Received	7,910	36,984	19,891
Owner-occupied commercial real estate [Member]
Impaired Loans/Leases with No Specific Allowance Recorded:
Impaired Loans/Leases with No Specific Allowance Recorded - Recorded Investment	503,321	736,610	681,727
Impaired Loans/Leases with No pecific Allowance Recorded - Unpaid Principal Balance	503,321	736,610	681,727
Impaired Loans/Leases with No Specific Allowance Recorded - Average Recorded Investment	624,766	1,909,754	553,012
Impaired Loans/Leases with Specific Allowance Recorded:
Impaired Loans/Leases with Specific Allowance Recorded - Recorded Investment		217,059	1,074,210
Impaired Loans/Leases with Specific Allowance Recorded - Unpaid Principal Balance		217,059	1,074,210
Impaired Loans/Leases with Specific Allowance Recorded - Related Allowance		47,911	232,194
Impaired Loans/Leases with Specific Allowance Recorded - Average Recorded Investment		121,201	847,507
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized	0		45,641
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	0		45,641
Total Impaired Loans/Leases:
Total Impaired Loans/Leases - Recorded Investment	503,321	953,669	1,755,937
Total Impaired Loans/Leases - Unpaid Principal Balance	503,321	953,669	1,755,937
Total Impaired Loans/Leases - Related Allowance		47,911	232,194
Total Impaired Loans/Leases - Average Recorded Investment	624,766	2,030,955	1,400,519
Total Impaired Loans/Leases - Interest Income Recognized	0		45,641
Total Impaired Loans/Leases - Interest Income Recognized for Cash Payments Received	0		45,641
Commercial construction, land development, and other land [Member]
Impaired Loans/Leases with No Specific Allowance Recorded:
Impaired Loans/Leases with No Specific Allowance Recorded - Recorded Investment	678,523		2,538,621
Impaired Loans/Leases with No pecific Allowance Recorded - Unpaid Principal Balance	678,523		2,872,083
Impaired Loans/Leases with No Specific Allowance Recorded - Average Recorded Investment	3,359,435	2,979,950	1,530,324
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized	3,549
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	3,549
Impaired Loans/Leases with Specific Allowance Recorded:
Impaired Loans/Leases with Specific Allowance Recorded - Recorded Investment	3,967,583	9,051,455	7,660,458
Impaired Loans/Leases with Specific Allowance Recorded - Unpaid Principal Balance	3,967,583	9,051,455	7,660,458
Impaired Loans/Leases with Specific Allowance Recorded - Related Allowance	1,105,795	3,002,450	1,818,193
Impaired Loans/Leases with Specific Allowance Recorded - Average Recorded Investment	2,311,845	4,334,241	9,263,675
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized	5,749	16,249	3,832
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	5,749	16,249	3,832
Total Impaired Loans/Leases:
Total Impaired Loans/Leases - Recorded Investment	4,646,106	9,051,455	10,199,079
Total Impaired Loans/Leases - Unpaid Principal Balance	4,646,106	9,051,455	10,532,541
Total Impaired Loans/Leases - Related Allowance	1,105,795	3,002,450	1,818,193
Total Impaired Loans/Leases - Average Recorded Investment	5,671,280	7,314,191	10,793,999
Total Impaired Loans/Leases - Interest Income Recognized	9,298	16,249	3,832
Total Impaired Loans/Leases - Interest Income Recognized for Cash Payments Received	9,298	16,249	3,832
Non-owner occupied Commercial Real Estate [Member]
Impaired Loans/Leases with No Specific Allowance Recorded:
Impaired Loans/Leases with No Specific Allowance Recorded - Recorded Investment	495,702	3,936,826	2,942,189
Impaired Loans/Leases with No pecific Allowance Recorded - Unpaid Principal Balance	495,702	3,986,820	3,792,226
Impaired Loans/Leases with No Specific Allowance Recorded - Average Recorded Investment	5,288,820	5,568,776	1,478,956
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized	2,017
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	2,017
Impaired Loans/Leases with Specific Allowance Recorded:
Impaired Loans/Leases with Specific Allowance Recorded - Recorded Investment	14,738,717	10,339,415	9,872,826
Impaired Loans/Leases with Specific Allowance Recorded - Unpaid Principal Balance	14,991,676	10,839,415	10,091,777
Impaired Loans/Leases with Specific Allowance Recorded - Related Allowance	2,899,247	1,247,377	1,658,791
Impaired Loans/Leases with Specific Allowance Recorded - Average Recorded Investment	10,949,295	5,595,044	9,393,250
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized	308,339	11,623	235,366
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	308,339	11,623	235,366
Total Impaired Loans/Leases:
Total Impaired Loans/Leases - Recorded Investment	15,234,419	14,276,241	12,815,015
Total Impaired Loans/Leases - Unpaid Principal Balance	15,487,378	14,826,235	13,884,003
Total Impaired Loans/Leases - Related Allowance	2,899,247	1,247,377	1,658,791
Total Impaired Loans/Leases - Average Recorded Investment	16,238,115	11,163,820	10,872,206
Total Impaired Loans/Leases - Interest Income Recognized	310,356	11,623	235,366
Total Impaired Loans/Leases - Interest Income Recognized for Cash Payments Received	310,356	11,623	235,366
Leases receivable [Member]
Impaired Loans/Leases with No Specific Allowance Recorded:
Impaired Loans/Leases with No Specific Allowance Recorded - Recorded Investment	777,645	1,094,178	953,994
Impaired Loans/Leases with No pecific Allowance Recorded - Unpaid Principal Balance	777,645	1,094,178	953,994
Impaired Loans/Leases with No Specific Allowance Recorded - Average Recorded Investment	871,076	1,487,570	1,080,564
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized	0	81,921	27,089
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	0	81,921	27,089
Impaired Loans/Leases with Specific Allowance Recorded:
Impaired Loans/Leases with Specific Allowance Recorded - Recorded Investment	221,157	212,485	811,096
Impaired Loans/Leases with Specific Allowance Recorded - Unpaid Principal Balance	221,157	212,485	811,096
Impaired Loans/Leases with Specific Allowance Recorded - Related Allowance	125,000	66,675	335,000
Impaired Loans/Leases with Specific Allowance Recorded - Average Recorded Investment	90,610	138,127	663,697
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized		5,244
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received		5,244
Total Impaired Loans/Leases:
Total Impaired Loans/Leases - Recorded Investment	998,802	1,306,663	1,765,090
Total Impaired Loans/Leases - Unpaid Principal Balance	998,802	1,306,663	1,765,090
Total Impaired Loans/Leases - Related Allowance	125,000	66,675	335,000
Total Impaired Loans/Leases - Average Recorded Investment	961,686	1,625,697	1,744,261
Total Impaired Loans/Leases - Interest Income Recognized		87,165	27,089
Total Impaired Loans/Leases - Interest Income Recognized for Cash Payments Received		87,165	27,089
Residential Real Estate [Member]
Impaired Loans/Leases with No Specific Allowance Recorded:
Impaired Loans/Leases with No Specific Allowance Recorded - Recorded Investment	944,211	788,685	758,031
Impaired Loans/Leases with No pecific Allowance Recorded - Unpaid Principal Balance	1,127,242	862,298	758,031
Impaired Loans/Leases with No Specific Allowance Recorded - Average Recorded Investment	1,050,160	892,480	721,757
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized	6,728
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	6,728
Impaired Loans/Leases with Specific Allowance Recorded:
Impaired Loans/Leases with Specific Allowance Recorded - Recorded Investment	273,045	344,789	528,246
Impaired Loans/Leases with Specific Allowance Recorded - Unpaid Principal Balance	273,045	344,789	528,246
Impaired Loans/Leases with Specific Allowance Recorded - Related Allowance	105,565	55,884	27,355
Impaired Loans/Leases with Specific Allowance Recorded - Average Recorded Investment	258,677	282,020	565,051
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized	0
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	0
Total Impaired Loans/Leases:
Total Impaired Loans/Leases - Recorded Investment	1,217,256	1,133,474	1,286,277
Total Impaired Loans/Leases - Unpaid Principal Balance	1,400,287	1,207,087	1,286,277
Total Impaired Loans/Leases - Related Allowance	105,565	55,884	27,355
Total Impaired Loans/Leases - Average Recorded Investment	1,308,837	1,174,500	1,286,808
Total Impaired Loans/Leases - Interest Income Recognized	6,728
Total Impaired Loans/Leases - Interest Income Recognized for Cash Payments Received	6,728
Installment and Other Consumer [Member]
Impaired Loans/Leases with No Specific Allowance Recorded:
Impaired Loans/Leases with No Specific Allowance Recorded - Recorded Investment	534,368	593,987	1,561,322
Impaired Loans/Leases with No pecific Allowance Recorded - Unpaid Principal Balance	534,368	593,987	1,561,322
Impaired Loans/Leases with No Specific Allowance Recorded - Average Recorded Investment	815,720	821,889	569,542
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized	629		11,825
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	629		11,825
Impaired Loans/Leases with Specific Allowance Recorded:
Impaired Loans/Leases with Specific Allowance Recorded - Recorded Investment	152,987	390,819	49,777
Impaired Loans/Leases with Specific Allowance Recorded - Unpaid Principal Balance	152,987	390,819	49,777
Impaired Loans/Leases with Specific Allowance Recorded - Related Allowance	71,992	22,819	49,777
Impaired Loans/Leases with Specific Allowance Recorded - Average Recorded Investment	101,075	51,871	432,460
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized	0
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	0
Total Impaired Loans/Leases:
Total Impaired Loans/Leases - Recorded Investment	687,355	984,806	1,611,099
Total Impaired Loans/Leases - Unpaid Principal Balance	687,355	984,806	1,611,099
Total Impaired Loans/Leases - Related Allowance	71,992	22,819	49,777
Total Impaired Loans/Leases - Average Recorded Investment	916,795	873,760	1,002,002
Total Impaired Loans/Leases - Interest Income Recognized	629		11,825
Total Impaired Loans/Leases - Interest Income Recognized for Cash Payments Received	$ 629		$ 11,825

Note 3 - Loans/Leases Receivable (Detail) - Loans By Credit Quality Indicators (USD $)	Dec. 31, 2012	Dec. 31, 2011
Internally Assigned Risk Rating	$ 988,223,491	$ 928,598,128
Pass [Member] | Commercial and Industrial [Member]
Internally Assigned Risk Rating	371,856,380	324,225,905
Pass [Member] | Owner-occupied commercial real estate [Member]
Internally Assigned Risk Rating	195,567,523	158,955,618
Pass [Member] | Commercial construction, land development, and other land [Member]
Internally Assigned Risk Rating	38,125,793	46,268,554
Pass [Member] | Non-owner occupied Commercial Real Estate [Member]
Internally Assigned Risk Rating	312,370,393	310,401,972
Pass [Member]
Internally Assigned Risk Rating	917,920,089	839,852,049
Special Mention [Member] | Commercial and Industrial [Member]
Internally Assigned Risk Rating	8,008,866	8,814,497
Special Mention [Member] | Owner-occupied commercial real estate [Member]
Internally Assigned Risk Rating	5,488,602	2,700,496
Special Mention [Member] | Commercial construction, land development, and other land [Member]
Internally Assigned Risk Rating	1,238,152	764,586
Special Mention [Member] | Non-owner occupied Commercial Real Estate [Member]
Internally Assigned Risk Rating	7,319,902	13,754,798
Special Mention [Member]
Internally Assigned Risk Rating	22,055,522	26,034,377
Substandard [Member] | Commercial and Industrial [Member]
Internally Assigned Risk Rating	14,379,006	17,753,876
Substandard [Member] | Owner-occupied commercial real estate [Member]
Internally Assigned Risk Rating	3,855,183	6,134,507
Substandard [Member] | Commercial construction, land development, and other land [Member]
Internally Assigned Risk Rating	5,598,436	13,351,598
Substandard [Member] | Non-owner occupied Commercial Real Estate [Member]
Internally Assigned Risk Rating	24,415,255	25,471,721
Substandard [Member]
Internally Assigned Risk Rating	48,247,880	62,711,702
Commercial and Industrial [Member]
Internally Assigned Risk Rating	394,244,252	350,794,278
Owner-occupied commercial real estate [Member]
Internally Assigned Risk Rating	204,911,308	167,790,621
Commercial construction, land development, and other land [Member]
Internally Assigned Risk Rating	44,962,381	60,384,738
Non-owner occupied Commercial Real Estate [Member]
Internally Assigned Risk Rating	$ 344,105,550	$ 349,628,491

Note 3 - Loans/Leases Receivable (Detail) - Delinquency Status (USD $)	Dec. 31, 2012	Dec. 31, 2011
Delinquent Loan Status	$ 988,223,491	$ 928,598,128
Performing [Member] | Leases receivable [Member]
Delinquent Loan Status	102,686,854	91,905,699
Performing [Member] | Residential Real Estate [Member]
Delinquent Loan Status	114,364,316	96,973,576
Performing [Member] | Installment and Other Consumer [Member]
Delinquent Loan Status	75,921,358	77,126,064
Performing [Member]
Delinquent Loan Status	292,972,528	266,005,339
Nonperforming [Member] | Leases receivable [Member]
Delinquent Loan Status	998,802	1,306,663
Nonperforming [Member] | Residential Real Estate [Member]
Delinquent Loan Status	1,217,257	1,133,475
Nonperforming [Member] | Installment and Other Consumer [Member]
Delinquent Loan Status	799,156	1,097,016
Nonperforming [Member]
Delinquent Loan Status	3,015,215	3,537,154
Delinquent Loans [Member] | Leases receivable [Member]
Delinquent Loan Status	103,685,656	93,212,362
Delinquent Loans [Member] | Residential Real Estate [Member]
Delinquent Loan Status	115,581,573	98,107,051
Delinquent Loans [Member] | Installment and Other Consumer [Member]
Delinquent Loan Status	76,720,514	78,223,080
Delinquent Loans [Member]
Delinquent Loan Status	$ 295,987,743	$ 269,542,493

Note 3 - Loans/Leases Receivable (Detail) - Troubled Debt Restructurings (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Troubled Debt Restructurings Specific Allowance	$ 4,587,769	$ 5,346,303	$ 7,452,746
Extension of Maturity [Member] | Non-owner occupied Commercial Real Estate [Member]
Troubled Debt Restructurings Number of Loans/Leases	1	1
Troubled Debt Restructurings Pre-Modification Recorded Investment	733,442	2,851,134
Troubled Debt Restructurings Post-Modification Recorded Investment	733,442	2,851,134
Troubled Debt Restructurings Specific Allowance	176,526
Significant Payment Delay [Member] | Non-owner occupied Commercial Real Estate [Member]
Troubled Debt Restructurings Number of Loans/Leases	2	2
Troubled Debt Restructurings Pre-Modification Recorded Investment	264,173	4,309,589
Troubled Debt Restructurings Post-Modification Recorded Investment	264,173	4,309,589
Troubled Debt Restructurings Specific Allowance	36,724	308,254
Significant Payment Delay [Member] | Commercial construction, land development, and other land [Member]
Troubled Debt Restructurings Number of Loans/Leases	8
Troubled Debt Restructurings Pre-Modification Recorded Investment	1,274,172
Troubled Debt Restructurings Post-Modification Recorded Investment	1,274,172
Troubled Debt Restructurings Specific Allowance	190,997
Significant Payment Delay [Member] | Residential Real Estate [Member]
Troubled Debt Restructurings Number of Loans/Leases	1
Troubled Debt Restructurings Pre-Modification Recorded Investment	64,722
Troubled Debt Restructurings Post-Modification Recorded Investment	64,722
Significant Payment Delay [Member] | Installment and Other Consumer [Member]
Troubled Debt Restructurings Number of Loans/Leases	2	1
Troubled Debt Restructurings Pre-Modification Recorded Investment	35,318	187,650
Troubled Debt Restructurings Post-Modification Recorded Investment	35,318	187,650
Troubled Debt Restructurings Specific Allowance	5,332	125,928
Significant Payment Delay [Member] | Commercial and Industrial [Member]
Troubled Debt Restructurings Number of Loans/Leases		4
Troubled Debt Restructurings Pre-Modification Recorded Investment		1,175,819
Troubled Debt Restructurings Post-Modification Recorded Investment		1,175,819
Significant Payment Delay [Member] | Leases receivable [Member]
Troubled Debt Restructurings Number of Loans/Leases		2
Troubled Debt Restructurings Pre-Modification Recorded Investment		633,621
Troubled Debt Restructurings Post-Modification Recorded Investment		633,621
Significant Payment Delay [Member]
Troubled Debt Restructurings Number of Loans/Leases	13	9
Troubled Debt Restructurings Pre-Modification Recorded Investment	1,638,385	6,306,679
Troubled Debt Restructurings Post-Modification Recorded Investment	1,638,385	6,306,679
Troubled Debt Restructurings Specific Allowance	233,053	434,182
Interest Rate Adjusted Below Market [Member] | Commercial construction, land development, and other land [Member]
Troubled Debt Restructurings Number of Loans/Leases		5
Troubled Debt Restructurings Pre-Modification Recorded Investment		6,549,376
Troubled Debt Restructurings Post-Modification Recorded Investment		6,549,376
Troubled Debt Restructurings Specific Allowance		2,203,438
Interest Rate Adjusted Below Market [Member] | Residential Real Estate [Member]
Troubled Debt Restructurings Number of Loans/Leases	1
Troubled Debt Restructurings Pre-Modification Recorded Investment	167,739
Troubled Debt Restructurings Post-Modification Recorded Investment	167,739
Interest Rate Adjusted Below Market [Member] | Installment and Other Consumer [Member]
Troubled Debt Restructurings Number of Loans/Leases	1
Troubled Debt Restructurings Pre-Modification Recorded Investment	16,043
Troubled Debt Restructurings Post-Modification Recorded Investment	16,043
Interest Rate Adjusted Below Market [Member]
Troubled Debt Restructurings Number of Loans/Leases	5
Troubled Debt Restructurings Pre-Modification Recorded Investment	2,064,066
Troubled Debt Restructurings Post-Modification Recorded Investment	1,811,107
Troubled Debt Restructurings Specific Allowance	317,999
Commercial construction, land development, and other land [Member]
Troubled Debt Restructurings Number of Loans/Leases	1
Troubled Debt Restructurings Pre-Modification Recorded Investment	337,500
Troubled Debt Restructurings Post-Modification Recorded Investment	337,500
Troubled Debt Restructurings Specific Allowance	55,295
Non-owner occupied Commercial Real Estate [Member]
Troubled Debt Restructurings Number of Loans/Leases	2
Troubled Debt Restructurings Pre-Modification Recorded Investment	1,542,784
Troubled Debt Restructurings Post-Modification Recorded Investment	1,289,825
Troubled Debt Restructurings Specific Allowance	262,704
Non-owner occupied Commercial Real Estate [Member]
Troubled Debt Restructurings Specific Allowance	2,899,247	1,247,377	1,658,791
Commercial construction, land development, and other land [Member]
Troubled Debt Restructurings Specific Allowance	1,105,795	3,002,450	1,818,193
Residential Real Estate [Member]
Troubled Debt Restructurings Specific Allowance	105,565	55,884	27,355
Installment and Other Consumer [Member]
Troubled Debt Restructurings Specific Allowance	71,992	22,819	49,777
Troubled Debt Restructurings [Member]
Troubled Debt Restructurings Number of Loans/Leases	19	15
Troubled Debt Restructurings Pre-Modification Recorded Investment	4,435,893	15,707,189
Troubled Debt Restructurings Post-Modification Recorded Investment	4,182,934	15,707,189
Troubled Debt Restructurings Specific Allowance	727,578	2,637,620
Commercial and Industrial [Member]
Troubled Debt Restructurings Specific Allowance	280,170	903,187	3,331,436
Leases receivable [Member]
Troubled Debt Restructurings Specific Allowance	$ 125,000	$ 66,675	$ 335,000

Note 3 - Loans/Leases Receivable (Detail) - Related Party Loans (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance, beginning	$ 19,155,542	$ 20,796,427	$ 25,532,422
Balance, ending	20,502,058	19,155,542	20,796,427
Net increase (decrease) due to change in related parties	2,784,143	(235,000)	(9,306,435)
Advances	6,754,970	10,674,567	13,576,200
Repayments	$ (8,192,597)	$ (12,080,452)	$ (9,005,760)

Note 3 - Loans/Leases Receivable (Detail) - Concentration By Industries (USD $)	Dec. 31, 2012	Dec. 31, 2011
Balance (in Dollars)	$ 1,284,211,234	$ 1,198,140,621
Lessors of Non-Residential Buildings [Member]
Balance (in Dollars)	178,060,120	179,510,937
Percentage of Total Loans/Leases	14.00%	15.00%
Lessors of Residential Buildings [Member]
Balance (in Dollars)	61,459,574	50,029,069
Percentage of Total Loans/Leases	5.00%	4.00%
Bank Holding Companies [Member]
Balance (in Dollars)	$ 47,662,055	$ 38,046,779
Percentage of Total Loans/Leases	4.00%	3.00%

Note 4 - Premises and Equipment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Rent Expense	$ 372,631	$ 290,101	$ 464,447

Note 4 - Premises and Equipment (Detail) - Premises and Equipment (USD $)	Dec. 31, 2012	Dec. 31, 2011
Land	$ 5,583,180	$ 5,525,022
Buildings (useful lives 15 to 50 years)	28,368,503	28,124,868
Furniture and equipment (useful lives 3 to 10 years)	20,069,281	18,882,807
	54,020,964	52,532,697
Less accumulated depreciation	22,758,574	20,791,946
	$ 31,262,390	$ 31,740,751

Note 4 - Premises and Equipment (Detail) - Premises and Equipment (Parentheticals)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Building [Member] | Minimum [Member]
Useful lives in years	15 years	15 years
Building [Member] | Maximum [Member]
Useful lives in years	50 years	50 years
Furniture and Fixtures [Member] | Minimum [Member]
Useful lives in years	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Useful lives in years	10 years	10 years

Note 4 - Premises and Equipment (Detail) - Future Minimum Rental Commitments (USD $)	Dec. 31, 2012
2013	$ 373,079
2014	374,846
2015	216,844
2016	222,897
2017	224,772
Thereafter	339,102
$ 1,751,540

Note 5 - Deposits (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Time Deposits, $100,000 or More	$ 249,664,219	$ 244,564,702

Note 5 - Deposits (Detail) - Maturities of Certificates of Deposit (USD $)	Dec. 31, 2012
2013	$ 225,152,331
2014	51,775,136
2015	39,141,526
2016	14,601,275
2017	3,871,506
$ 334,541,774

Note 6 - Short-Term Borrowings (Detail) - Short-term Borrowings (USD $)	Dec. 31, 2012	Dec. 31, 2011
Overnight repurchase agreements with customers	$ 104,942,961	$ 110,236,450
Federal funds purchased	66,140,000	103,300,000
	$ 171,082,961	$ 213,536,450

Note 6 - Short-Term Borrowings (Detail) - Overnight Repurchase Agreements (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities underlying the agreements as of end of period:
Carrying value	$ 160,950,808	$ 201,053,829
Fair value	160,950,808	201,053,829
Repurchase Agreements With Customers [Member]
Average daily balance during the period	111,782,307	110,468,792
Average daily interest rate during the period	0.13%	0.23%
Maximum month-end balance during the period	141,890,506	117,901,743
Weighted average rate as of end of period	0.11%	0.23%
Federal Funds Purchased [Member]
Average daily balance during the period	52,379,823	33,702,904
Average daily interest rate during the period	0.27%	0.27%
Maximum month-end balance during the period	$ 80,150,000	$ 103,300,000
Weighted average rate as of end of period	0.26%	0.22%

Note 7 - Federal Home Loan Bank Advances (Detail) (USD $)	12 Months Ended							3 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2011	Dec. 31, 2011 Modified Advances [Member] QCBT [Member]	Mar. 31, 2011 Modified Advances [Member] QCBT [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2011 QCBT [Member]	Dec. 31, 2012 QCBT [Member]	Dec. 31, 2012 Securities (Assets) [Member]	Dec. 31, 2011 Securities (Assets) [Member]	Dec. 31, 2012 Loans Receivable [Member]	Dec. 31, 2011 Loans Receivable [Member]	Dec. 31, 2012 Modified Advances [Member]
Federal Home Loan Bank Stock	$ 11,516,800	$ 11,986,400
Repayments of Federal Home Loan Bank Borrowings								15,000,000
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Weighted Average Interest Rate	2.29%		3.37%		4.33%			4.87%	3.35%
	832,099
Advances from Federal Home Loan Banks	204,750,000	202,350,000		20,350,000										13,000,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged										$ 18,959,669	$ 14,095,430	$ 423,179,584	$ 413,662,493
FHLB Collateral Maintenance Levels						125.00%	333.00%

Note 7 - Federal Home Loan Bank Advances (Detail) - Maturity and Interest Rate Information on Advances from FHLB (USD $)	Dec. 31, 2012		Dec. 31, 2011
Maturity:
FHLB advances due next 12 months	$ 24,000,000		$ 15,400,000
FHLB advances due next 12 months, weighted average interest rate at year-end	1.50%		3.95%
FHLB advances due year two	27,850,000		15,000,000
FHLB advances due year two, weighted average interest rate at year-end	3.16%		2.35%
FHLB advances due year three	16,000,000		27,850,000
FHLB advances due year three, weighted average interest rate at year-end	2.84%		3.16%
FHLB advances due year four	57,500,000		16,000,000
FHLB advances due year four, weighted average interest rate at year-end	4.19%		3.03%
FHLB advances due year five	36,000,000		57,500,000
FHLB advances due year five, weighted average interest rate at year-end	3.89%		3.91%
FHLB advances due thereafter	41,000,000		73,000,000
FHLB advances due thereafter, weighted average interest rate at year-end	3.58%		3.85%
Total FHLB advances	202,350,000		204,750,000
Total FHLB advances, weighted average interest rate at year-end	3.45%		3.67%
With Putable Option [Member]
Maturity:
FHLB advances due next 12 months		[1]		[1]
FHLB advances due year two		[1]		[1]
FHLB advances due year three		[1]		[1]
FHLB advances due year four	47,500,000	[1]		[1]
FHLB advances due year four, weighted average interest rate at year-end	4.64%
FHLB advances due year five	20,000,000	[1]	47,500,000	[1]
FHLB advances due year five, weighted average interest rate at year-end	4.51%		4.64%
FHLB advances due thereafter	33,000,000	[1]	53,000,000	[1]
FHLB advances due thereafter, weighted average interest rate at year-end	3.64%		3.97%
Total FHLB advances	$ 100,500,000	[1]	$ 100,500,000	[1]
Total FHLB advances, weighted average interest rate at year-end	4.29%		4.29%

[1]	Of the advances outstanding, a large portion have putable options which allow the FHLB, at its discretion, to terminate the advances and require the subsidiary banks to repay at predetermined dates prior to the stated maturity date of the advances.

Note 8 - Other Borrowings and Unused Lines of Credit (Detail) (USD $)	1 Months Ended	12 Months Ended
	Mar. 19, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member] Wholesale Purchase Agreements with Embedded Interest Rate Cap Options [Member]	Dec. 31, 2011 Maximum [Member] 364-day Revolving Note [Member]	Dec. 31, 2012 Maturing in 2016 [Member] Wholesale Purchase Agreements with Embedded Interest Rate Cap Options [Member]	Dec. 31, 2011 Maturing in 2016 [Member] Wholesale Purchase Agreements with Embedded Interest Rate Cap Options [Member]	Dec. 31, 2012 Maturing in 2019 [Member] Wholesale Purchase Agreements with Embedded Interest Rate Cap Options [Member]	Dec. 31, 2011 Maturing in 2019 [Member] Wholesale Repurchase Agreements With Caps Expiring In Conjunction with Put Options [Member]	Dec. 31, 2012 Expiring in 2013 [Member] Wholesale Repurchase Agreements With Caps Expiring In Conjunction with Put Options [Member]	Dec. 31, 2012 Wholesale Purchase Agreements with Embedded Interest Rate Cap Options [Member]	Dec. 31, 2011 Wholesale Purchase Agreements with Embedded Interest Rate Cap Options [Member]	Dec. 31, 2012 Wholesale Repurchase Agreements Modified in Current Period [Member]	Dec. 31, 2012 Wholesale Repurchase Agreements Modified In Current Year New Rate [Member]	Dec. 31, 2012 364-day Revolving Note [Member]	Dec. 31, 2011 364-day Revolving Note [Member]	Dec. 31, 2010 364-day Revolving Note [Member]	Dec. 31, 2012 Series A Subordinated Notes [Member]	Dec. 31, 2011 Series A Subordinated Notes [Member]	Mar. 19, 2010 Series A Subordinated Notes [Member]
Other Borrowings		$ 138,239,762	$ 136,231,663		$ 20,000,000	$ 20,000,000	$ 35,000,000	$ 30,000,000	$ 30,000,000	$ 15,000,000	$ 50,000,000	$ 65,000,000	$ 25,000,000		$ 5,600,000	$ 3,600,000		$ 2,639,762	$ 2,631,663
Debt Instrument, Interest Rate, Stated Percentage				0.00%									3.77%	3.21%						6.00%
Debt Instrument, Basis Spread on Variable Rate															2.50%		3.00%
Debt Instrument, Interest Rate at Period End															2.71%	3.27%
Private Placement Units (in Shares)	2,700
Proceeds from Issuance of Debt	2,700,000
Private Placement Price Per Unit (in Dollars per share)	$ 1,000
Debt Instrument, Face Amount																				1,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																				20
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 1	$ 1	$ 1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																				10
Warrants Exercised (in Shares)		54,000
Proceeds from Warrant Exercises		$ 540,000

Note 8 - Other Borrowings and Unused Lines of Credit (Detail) - Other Borrowings (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other borrowings	$ 138,239,762	$ 136,231,663
Wholesale Repurchase Agreements [Member]
Other borrowings	130,000,000	130,000,000
364-day Revolving Note [Member]
Other borrowings	5,600,000	3,600,000
Series A Subordinated Notes [Member]
Other borrowings	$ 2,639,762	$ 2,631,663

Note 8 - Other Borrowings and Unused Lines of Credit (Detail) - Wholesale Repurchase Agreements (USD $)	Dec. 31, 2012	Dec. 31, 2011
Wholesale repurchase agreements (in Dollars)	$ 138,239,762	$ 136,231,663
Maturing in Next 12 Months [Member] | Wholesale Repurchase Agreements [Member]
Wholesale repurchase agreements (in Dollars)	35,000,000	45,000,000
Weighted average interest rate at year-end	3.00%	3.11%
Maturing in 2015 [Member] | Wholesale Repurchase Agreements [Member]
Wholesale repurchase agreements (in Dollars)	20,000,000	35,000,000
Weighted average interest rate at year-end	3.46%	3.67%
Maturing in 2016 [Member] | Wholesale Repurchase Agreements [Member]
Wholesale repurchase agreements (in Dollars)	10,000,000	10,000,000
Weighted average interest rate at year-end	3.00%	3.00%
Maturing Thereafter [Member] | Wholesale Repurchase Agreements [Member]
Wholesale repurchase agreements (in Dollars)	65,000,000	40,000,000
Weighted average interest rate at year-end	3.71%	4.03%
Wholesale Repurchase Agreements [Member]
Wholesale repurchase agreements (in Dollars)	$ 130,000,000	$ 130,000,000
Weighted average interest rate at year-end	3.43%	3.54%

Note 8 - Other Borrowings and Unused Lines of Credit (Detail) - Unused Lines of Credit (USD $)	Dec. 31, 2012	Dec. 31, 2011
Unused lines of credit	$ 311,703,791	$ 225,429,607
Secured Debt [Member]
Unused lines of credit	52,703,791	72,929,607
Unsecured Debt [Member]
Unused lines of credit	$ 259,000,000	$ 152,500,000

Note 9 - Junior Subordinate Debentures (Detail)	3 Months Ended		3 Months Ended
	Mar. 31, 2011 QCR Holdings Statutory Trust II [Member]	Dec. 31, 2011 QCR Holdings Statutory Trust II [Member]	Apr. 07, 2011 QCR Holdings Statutory Trust V [Member]	Dec. 31, 2011 QCR Holdings Statutory Trust V [Member]
Subordinated Borrowing, Interest Rate	6.93%		6.62%
Debt Instrument, Basis Spread on Variable Rate		2.85%		1.55%

Note 9 - Junior Subordinate Debentures (Detail) - Junior Subordinated Debentures (USD $)	Dec. 31, 2012	Dec. 31, 2011
Junior subordinated debentures	$ 36,085,000	$ 36,085,000
Note Payable to Trust II [Member]
Junior subordinated debentures	12,372,000	12,372,000
Note Payable to Trust III [Member]
Junior subordinated debentures	8,248,000	8,248,000
Note Payable to Trust IV [Member]
Junior subordinated debentures	5,155,000	5,155,000
Note Payable to Trust V [Member]
Junior subordinated debentures	$ 10,310,000	$ 10,310,000

Note 9 - Junior Subordinate Debentures (Detail) - Trust Preferred Securities (Trust preferred securities [Member], USD $)	Dec. 31, 2012		Dec. 31, 2011
Amount Issued (in Dollars)	$ 36,085,000
Interest rate description	Weighted Average Rate
Interest rate period end	2.68%		2.71%
QCR Holdings Statutory Trust II [Member]
Date issued	Feb 29, 2004
Amount Issued (in Dollars)	12,372,000
Interest rate description	2.85% over 3-month LIBOR *	[1]
Interest rate period end	3.21%		3.22%
QCR Holdings Statutory Trust III [Member]
Date issued	Feb 29, 2004
Amount Issued (in Dollars)	8,248,000
Interest rate description	2.85% over 3-month LIBOR
Interest rate period end	3.21%		3.22%
QCR Holdings Statutory Trust IV [Member]
Date issued	May 31, 2005
Amount Issued (in Dollars)	5,155,000
Interest rate description	1.80% over 3-month LIBOR
Interest rate period end	2.14%		2.20%
QCR Holdings Statutory Trust V [Member]
Date issued	Feb 28, 2006
Amount Issued (in Dollars)	$ 10,310,000
Interest rate description	1.55% over 3-month LIBOR **	[2]
Interest rate period end	1.89%		1.95%

[1]	Rate was fixed at 6.93% until March 31, 2011 when it became variable based on 3-month LIBOR plus 2.85%, reset quarterly.
[2]	Rate was fixed at 6.62% until April 7, 2011, when it became variable based on 3-month LIBOR plus 1.55%, reset quarterly.

Note 10 - Preferred Stock (Detail) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended							12 Months Ended		0 Months Ended					12 Months Ended	6 Months Ended				3 Months Ended	16 Months Ended	3 Months Ended	16 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended		1 Months Ended	12 Months Ended
	Sep. 15, 2011	Dec. 31, 2011	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jun. 30, 2010 Conversion Price for Series E Preferred Stock Into Common Stock [Member]	Jun. 30, 2010 Minimum Trading Price to Trigger Stock Conversion [Member]	Dec. 31, 2012 Minimum Before Holder Receives Right to Designate Two Directors [Member]	Dec. 31, 2012 If No Increase or Decrease in QSBL [Member] Series F Preferred Stock [Member]	Dec. 31, 2009 Series B Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2009 Series C Non-Cumulative Perpetual Preferred Stock [Member]	Feb. 13, 2009 Series D Cumulative Perpetual Preferred Stock [Member] First Five Years [Member]	Feb. 13, 2009 Series D Cumulative Perpetual Preferred Stock [Member] After Five Years [Member]	Nov. 16, 2011 Series D Cumulative Perpetual Preferred Stock [Member]	Sep. 15, 2011 Series D Cumulative Perpetual Preferred Stock [Member]	Feb. 13, 2009 Series D Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Series D Cumulative Perpetual Preferred Stock [Member]	Jun. 30, 2010 Series E Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2012 Series E Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Series E Non-Cumulative Perpetual Preferred Stock [Member]	Jun. 30, 2010 Exchange of Series B and C Preferred Stock for Series E Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Series F Preferred Stock [Member] Minimum [Member] Second Through Tenth Calendar Quarters [Member]	Dec. 31, 2012 Series F Preferred Stock [Member] Minimum [Member] Eleventh Calendar Quarter Through Four and a Half Years [Member]	Dec. 31, 2011 Series F Preferred Stock [Member] Maximum [Member] Second Through Tenth Calendar Quarters [Member]	Dec. 31, 2012 Series F Preferred Stock [Member] Maximum [Member] Eleventh Calendar Quarter Through Four and a Half Years [Member]	Dec. 31, 2012 Series F Preferred Stock [Member] After Four and a Half Years [Member]	Sep. 30, 2011 Series F Preferred Stock [Member]	Sep. 15, 2011 Series F Preferred Stock [Member]	Dec. 31, 2012 Series F Preferred Stock [Member]	Jun. 29, 2012 Series F Noncumulative Perpetual Preferred Stock [Member]	Dec. 31, 2012 Series F Noncumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Series F Noncumulative Perpetual Preferred Stock [Member]
Preferred Stock, Shares Issued (in Shares)		65,090			65,090		54,867					268	300								25,000	25,000								40,090			29,867	40,090
Preferred Stock, Dividend Rate, Percentage		5.00%										8.00%	9.50%	5.00%	9.00%					7.00%				1.00%	1.00%	5.00%	5.00%	9.00%	5.00%
Shares Of Series B Non-Cumulative Perpetual Preferred Stock Exchanged For Shares Of Series E (in Shares)			268
Shares Of Series C Non-Cumulative Perpetual Preferred Stock Exchanged For Series E (in Shares)			300
Stock Issued During Period, Shares, New Issues (in Shares)																		38,237		25,000														40,090
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars)						$ 3,187,233												$ 38,237,000		$ 4,100,000														$ 39,996,922
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																		521,888
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																		10.99
Fair Value Inputs, Discount Rate				6.23%														12.00%
Preferred Stock, Value, Issued (in Dollars)		65,090			65,090		54,867											35,800,000		25,000,000
Warrants and Rights Outstanding (in Dollars)																		2,400,000
Preferred Stock, Discount on Shares (in Dollars)																		2,400,000
Shares Of Series D Cumulative Perpetual Preferred Stock Redeemed (in Shares)	38,237
Preferred Stock, Accretion of Redemption Discount (in Dollars)					1,200,000												1,252,023
Payments for Repurchase of Warrants (in Dollars)																1,100,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)																				$ 1,000
Preferred Stock, Redemption Amount (in Dollars)																	38,237,000		(38,237,000)				20,900,000
Preferred Stock, Redemption Price Per Share (in Dollars per share)								$ 12.15												$ 1,000
Share Price (in Dollars per share)									$ 17.22
Proceeds from Sale of Treasury Stock (in Dollars)																														40,090,000
Dividends, Preferred Stock (in Dollars)																	159,321
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 1			$ 1		$ 1				$ 0.07
Lending Incentive Fee Per Year																															2.00%
Preferred Stock, Liquidation Preference, Value (in Dollars)										25,000,000
Stock Redeemed or Called During Period, Shares (in Shares)																																10,223	10,223
Stock Redeemed or Called During Period, Value (in Dollars)																			(38,237,000)													10,223,000	(10,223,000)
Dividends Payable, Current (in Dollars)																																$ 124,948

Note 10 - Preferred Stock (Detail) - Preferred Stock	Dec. 31, 2012	Dec. 31, 2011
Preferred stock	54,867	65,090
Series E Non-Cumulative Perpetual Preferred Stock [Member]
Preferred stock	25,000	25,000
Series F Noncumulative Perpetual Preferred Stock [Member]
Preferred stock	29,867	40,090

Note 11 - Federal and State Income Taxes (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 692,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 302,000	$ 343,500

Note 11 - Federal and State Income Taxes (Detail) - Federal and State Income Tax Expense (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current	$ 1,850,234	$ 195,135	$ 1,193,245
Deferred	2,684,367	3,673,064	1,256,004
	$ 4,534,601	$ 3,868,199	$ 2,449,249

Note 11 - Federal and State Income Taxes (Detail) - Reconciliation of the Expected Federal Income Tax Expense (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computed "expected" tax expense	$ 6,174,295	$ 4,899,324	$ 3,239,941
Computed "expected" tax expense	35.00%	35.00%	35.00%
Effect of graduated tax rates interest	(20,775)	(139,981)	(92,570)
Effect of graduated tax rates interest	(0.10%)	(1.00%)	(1.00%)
Tax exempt income, net	(1,243,660)	(692,742)	(556,682)
Tax exempt income, net	(7.00%)	(4.90%)	(6.00%)
Bank-owned life insurance	(544,292)	(490,491)	(451,457)
Bank-owned life insurance	(3.10%)	(3.50%)	(4.90%)
State income taxes, net of federal benefit, current year	730,865	533,250	330,917
State income taxes, net of federal benefit, current year	4.10%	3.80%	3.60%
Change in unrecognized tax benefits	(149,183)	2,074	71,671
Change in unrecognized tax benefits	(0.80%)		0.80%
Noncontrolling interests	(166,081)	(148,995)	(75,156)
Noncontrolling interests	(0.90%)	(1.10%)	(0.80%)
Other	(246,568)	(94,240)	(17,415)
Other	(1.50%)	(0.70%)	(0.20%)
	$ 4,534,601	$ 3,868,199	$ 2,449,249
	25.70%	27.60%	26.50%

Note 11 - Federal and State Income Taxes (Detail) - Unrecognized Tax Benefits (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, beginning	$ 1,148,549	$ 1,034,025
Balance, ending	994,078	1,148,549
Impact of tax positions taken during current year	202,341	245,441
Gross increase related to tax positions of prior years	21,781	89,310
Reduction as a result of a lapse of the applicable statute of limitations	$ (378,593)	$ (220,227)

Note 11 - Federal and State Income Taxes (Detail) - Deferred Tax Assets (Liabilities) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Alternative minimum tax credits	$ 3,075,372	$ 1,955,270
New markets tax credits	1,000,000	500,000
Compensation	5,756,439	4,934,312
Loan/lease losses	5,927,442	5,130,551
Net operating loss carryforwards, federal and state	876,769	6,342,415
Deferred loan origination fees, net	285,794	240,063
Other	379,523	285,590
	17,301,339	19,388,201
Deferred tax liabilities:
Net unrealized gains on securities available for sale	2,905,784	2,940,792
Premises and equipment	1,532,602	1,580,272
Equipment financing leases	20,516,189	19,897,412
Investment accretion	43,740	43,648
Other	444,302	417,996
	25,442,617	24,880,120
Net deferred tax asset (liability)	$ (8,141,278)	$ (5,491,919)

Note 11 - Federal and State Income Taxes (Detail) - The Change in Deferred Income Taxes (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision for income taxes	$ 4,534,601	$ 3,868,199	$ 2,449,249
	(2,684,367)	(3,952,046)	(1,256,004)
Due to Change in Deferred Income Taxes [Member]
Provision for income taxes	2,684,367	3,673,064	1,256,004
Statement of stockholders' equity- accumulated other comprehensive income,unrealized gains (losses) on securities available for sale, net	(35,008)	2,510,006	348,376
As Reflected in Consolidated Financial Statements [Member]
	$ 2,649,359	$ 6,183,070	$ 1,604,380

Note 12 - Employee Benefit Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	4.50%
Defined Contribution Plan, Cost Recognized (in Dollars)	$ 289,437	$ 190,105	$ 157,261
Deferred Compensation Liability, Current and Noncurrent (in Dollars)	5,151,630	4,202,733	3,469,525	2,734,989
Certain Executive Officers [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Employer Contribution (in Dollars)	10,000
Interest on Deferred Compensation Amounts	6.00%
Certain Executive Officers [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Employer Contribution (in Dollars)	20,000
Interest on Deferred Compensation Amounts	12.00%
Certain Management Officers [Member] | Minimum [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent	4.00%
Interest on Deferred Compensation Amounts	4.00%
Certain Management Officers [Member] | Maximum [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent	10.00%
Certain Management Officers [Member] | Maximum [Member]
Interest on Deferred Compensation Amounts	8.00%
Agreements with Certain Management and Executive Officers [Member]
Deferred Compensation Liability, Current and Noncurrent (in Dollars)	5,151,630
Agreements with Certain Management and Executive Officers [Member]
Deferred Compensation Liability, Current and Noncurrent (in Dollars)		4,202,733
First Three Percent of Employees Wages [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent	100.00%
Match at 100 Percent [Member]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	3.00%
From Four to Four and a Half Percent of Employee's Wages [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent	50.00%
Matched at 50% [Member]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	3.00%
Supplemental Executive Retirement Plans [Member]
Deferred Compensation Liability, Current and Noncurrent (in Dollars)	2,802,497	2,630,060
Defined Benefit Plan, Contributions by Employer (in Dollars)	$ 117,000	$ 117,000

Note 12 - Employee Benefit Plans (Detail) - Profit Sharing Contributions (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Matching contribution	$ 1,014,418	$ 929,869	$ 875,138
Discretionary contribution	188,700	150,000	99,400
	$ 1,203,118	$ 1,079,869	$ 974,538

Note 12 - Employee Benefit Plans (Detail) - Deferred Compensation Agreements (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance, beginning	$ 4,202,733	$ 3,469,525	$ 2,734,989
Balance, ending	5,151,630	4,202,733	3,469,525
Company expense	555,407	414,478	369,950
Employee deferrals	405,788	381,616	371,374
Cash payments made	$ (12,298)	$ (62,886)	$ (6,788)

Note 13 - Stock-Based Compensation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Maximum Amount Per Employee Per Offering Period for Employee Stock Purchase Plan (in Dollars)		$ 7,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	20%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	391,378	355,398	321,336
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			36,350
Payments to Employees (in Dollars)	$ 0	$ 67,326	$ 35,040
2008 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	250,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	14,922
2010 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	350,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	57,872
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	32,266
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years

Note 13 - Stock-Based Compensation (Detail) - Stock-based Compensation Expense (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocated share based compensation expense	$ 849,760	$ 696,407	$ 488,112
Stock Option and Incentive Plans [Member]
Allocated share based compensation expense	798,929	587,900	475,835
Stock Purchase Plan [Member]
Allocated share based compensation expense	50,831	58,519	57,436
Stock Appreciation Rights (SARs) [Member]
Allocated share based compensation expense		$ 49,988	$ (45,159)

Note 13 - Stock-Based Compensation (Detail) - Stock Option Plans (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding, beginning	535,130	510,612	474,416
Outstanding, beginning (in Dollars per share)	$ 13.85	$ 14.04	$ 14.44
Outstanding, ending	608,852	535,130	510,612
Outstanding, ending (in Dollars per share)	$ 13.27	$ 13.85	$ 14.04
Exercisable, ending	391,378	355,398	321,336
Weighted average fair value per option of options granted during the period (in Dollars per share)	$ 2.79	$ 2.74	$ 2.89
Granted	102,722	73,250	67,760
Granted (in Dollars per share)	$ 9.3	$ 8.23	$ 9
Exercised	(17,876)	(36,459)	(5,754)
Exercised (in Dollars per share)	$ 9.68	$ 8.3	$ 10.24
Forfeited	(11,124)	(12,273)	(25,810)
Forfeited (in Dollars per share)	$ 10.57	$ 8.28	$ 9.68

Note 13 - Stock-Based Compensation (Detail) - Options Outstanding (USD $)	12 Months Ended
Dec. 31, 2012
Number Outstanding	608,852
Number Exercisable	391,378
$7.45 to $8.93 [Member]
Number Outstanding	65,530
Weighted Average Remaining Contractual Life	7 years 328 days
Weighted Average Exercise Price (in Dollars per share)	$ 8.1
Number Exercisable	16,730
Weighted Average Exercise Price of Exercisable Shares (in Dollars per share)	$ 8.22
$9.00 to $11.64 [Member]
Number Outstanding	239,692
Weighted Average Remaining Contractual Life	7 years 9 months
Weighted Average Exercise Price (in Dollars per share)	$ 9.21
Number Exercisable	78,098
Weighted Average Exercise Price of Exercisable Shares (in Dollars per share)	$ 9.19
$13.25 to $16.85 [Member]
Number Outstanding	157,205
Weighted Average Remaining Contractual Life	4 years 248 days
Weighted Average Exercise Price (in Dollars per share)	$ 15.94
Number Exercisable	150,125
Weighted Average Exercise Price of Exercisable Shares (in Dollars per share)	$ 15.96
$17.00 to $18.60 [Member]
Number Outstanding	49,840
Weighted Average Remaining Contractual Life	2 years 266 days
Weighted Average Exercise Price (in Dollars per share)	$ 18.06
Number Exercisable	49,840
Weighted Average Exercise Price of Exercisable Shares (in Dollars per share)	$ 18.06
$18.67 to $20.90 [Member]
Number Outstanding	67,885
Weighted Average Remaining Contractual Life	2 years 58 days
Weighted Average Exercise Price (in Dollars per share)	$ 19.48
Number Exercisable	67,885
Weighted Average Exercise Price of Exercisable Shares (in Dollars per share)	$ 19.48
$21.00 to $22.00 [Member]
Number Outstanding	28,700
Weighted Average Remaining Contractual Life	2 years 58 days
Weighted Average Exercise Price (in Dollars per share)	$ 21.28
Number Exercisable	28,700
Weighted Average Exercise Price of Exercisable Shares (in Dollars per share)	$ 21.28

Note 13 - Stock-Based Compensation (Detail) - Stock Purchase Plan (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares purchased	31,554
Employee Stock Purchase Plan [Member]
Shares granted	29,671	34,860	31,718
Shares purchased	31,554	36,174	28,907
Weighted average fair value per share granted (in Dollars per share)	$ 1.71	$ 1.68	$ 1.81

Note 14 - Regulatory Capital Requirements and Restrictions on Dividends (Detail) - Capital Requirements (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Company [Member]
Total risk-based capital (in Dollars)	$ 188,841	$ 191,419
Total risk-based capital ratio	12.71%	13.84%
Total risk-based capital required for capital adequacy purposes (in Dollars)	118,878	110,686
Total risk-based capital required for capital adequacy purposes ratio	8.00%	8.00%
Tier 1 risk-based capital (in Dollars)	167,475	169,360
Tier 1 risk-based capital ratio	11.27%	12.24%
Tier 1 risk-based capital required for capital adequacy purposes (in Dollars)	59,439	55,343
Tier 1 risk-based capital required for capital adequacy purposes ratio	4.00%	4.00%
Tier 1 leverage (in Dollars)	167,475	169,360
Tier 1 leverage ratio	8.13%	8.70%
Tier 1 leverage required for capital adequacy purposes (in Dollars)	82,357	77,857
Tier 1 leverage required for capital adequacy purposes ratio	4.00%	4.00%
Quad City Bank and Trust [Member]
Total risk-based capital (in Dollars)	98,789	98,382
Total risk-based capital ratio	12.12%	13.03%
Total risk-based capital required for capital adequacy purposes (in Dollars)	65,218	60,391
Total risk-based capital required for capital adequacy purposes ratio	8.00%	8.00%
Total risk-based capital required to be well capitalized under prompt corrective action provisions (in Dollars)	81,522	75,488
Total risk-based capital required to be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Tier 1 risk-based capital (in Dollars)	90,533	90,336
Tier 1 risk-based capital ratio	11.11%	11.97%
Tier 1 risk-based capital required for capital adequacy purposes (in Dollars)	32,609	30,195
Tier 1 risk-based capital required for capital adequacy purposes ratio	4.00%	4.00%
Tier 1 risk-based capital required to be well capitalized under prompt corrective action provisions (in Dollars)	48,913	45,293
Tier 1 risk-based capital required to be well capitalized under prompt corrective action provisions ratio	6.00%	6.00%
Tier 1 leverage (in Dollars)	90,533	90,336
Tier 1 leverage ratio	7.74%	8.21%
Tier 1 leverage required for capital adequacy purposes (in Dollars)	46,784	44,009
Tier 1 leverage required for capital adequacy purposes ratio	4.00%	4.00%
Tier 1 leverage to be well capitalized under prompt corrective action provisions (in Dollars)	58,480	55,012
Tier 1 leverage required to be well capitalized under prompt corrective action provisions ratio	5.00%	5.00%
Cedar Rapids Bank and Trust [Member]
Total risk-based capital (in Dollars)	55,736	56,312
Total risk-based capital ratio	12.87%	14.44%
Total risk-based capital required for capital adequacy purposes (in Dollars)	34,652	31,198
Total risk-based capital required for capital adequacy purposes ratio	8.00%	8.00%
Total risk-based capital required to be well capitalized under prompt corrective action provisions (in Dollars)	43,315	38,998
Total risk-based capital required to be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Tier 1 risk-based capital (in Dollars)	50,297	51,415
Tier 1 risk-based capital ratio	11.61%	13.18%
Tier 1 risk-based capital required for capital adequacy purposes (in Dollars)	17,326	15,599
Tier 1 risk-based capital required for capital adequacy purposes ratio	4.00%	4.00%
Tier 1 risk-based capital required to be well capitalized under prompt corrective action provisions (in Dollars)	25,989	23,399
Tier 1 risk-based capital required to be well capitalized under prompt corrective action provisions ratio	6.00%	6.00%
Tier 1 leverage (in Dollars)	50,297	51,415
Tier 1 leverage ratio	8.49%	9.02%
Tier 1 leverage required for capital adequacy purposes (in Dollars)	23,685	22,807
Tier 1 leverage required for capital adequacy purposes ratio	4.00%	4.00%
Tier 1 leverage to be well capitalized under prompt corrective action provisions (in Dollars)	29,606	28,509
Tier 1 leverage required to be well capitalized under prompt corrective action provisions ratio	5.00%	5.00%
Rockford Bank and Trust [Member]
Total risk-based capital (in Dollars)	36,894	36,259
Total risk-based capital ratio	15.33%	15.27%
Total risk-based capital required for capital adequacy purposes (in Dollars)	19,255	19,001
Total risk-based capital required for capital adequacy purposes ratio	8.00%	8.00%
Total risk-based capital required to be well capitalized under prompt corrective action provisions (in Dollars)	24,609	23,752
Total risk-based capital required to be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Tier 1 risk-based capital (in Dollars)	33,870	33,277
Tier 1 risk-based capital ratio	14.07%	14.01%
Tier 1 risk-based capital required for capital adequacy purposes (in Dollars)	9,628	9,501
Tier 1 risk-based capital required for capital adequacy purposes ratio	4.00%	4.00%
Tier 1 risk-based capital required to be well capitalized under prompt corrective action provisions (in Dollars)	14,441	14,251
Tier 1 risk-based capital required to be well capitalized under prompt corrective action provisions ratio	6.00%	6.00%
Tier 1 leverage (in Dollars)	33,870	33,277
Tier 1 leverage ratio	11.13%	11.31%
Tier 1 leverage required for capital adequacy purposes (in Dollars)	12,177	11,770
Tier 1 leverage required for capital adequacy purposes ratio	4.00%	4.00%
Tier 1 leverage to be well capitalized under prompt corrective action provisions (in Dollars)	$ 15,221	$ 14,713
Tier 1 leverage required to be well capitalized under prompt corrective action provisions ratio	5.00%	5.00%

Note 15 - Earnings Per Common Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock, Accretion of Redemption Discount (in Dollars)	$ 1.2
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	546,521	158,375

Note 15 - Earnings Per Common Share (Detail) - Earnings Per Share - Basic and Diluted (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2011		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Net income	$ 10,129,869		$ 13,106,240		$ 10,129,869	$ 6,807,726
Less: Net income attributable to noncontrolling interests	438,221		488,473		438,221	221,047
Net income attributable to QCR Holdings, Inc.	9,691,648		12,617,767		9,691,648	6,586,679
Less: Preferred stock dividends and discount accretion	5,283,885	[1]	3,496,085	[1]	5,283,885	4,128,104	[1]
Net income attributable to QCR Holdings, Inc. common stockholders	$ 4,407,763		$ 9,121,682		$ 4,407,763	$ 2,458,575
Earnings per common share attributable to QCR Holdings, Inc. common stockholders
Basic (in Dollars per share)	$ 0.93		$ 1.88		$ 0.93	$ 0.54
Diluted (in Dollars per share)	$ 0.92		$ 1.85		$ 0.92	$ 0.53
Weighted average common shares outstanding (in Shares)	4,724,781		4,844,776		4,724,781	4,593,096
Weighted average common shares issuable upon exercise of stock options and under the employee stock purchase plan ** (in Shares)	64,245	[2]	74,783	[2]		25,146	[2]
Weighted average common and common equivalent shares outstanding (in Shares)	4,789,026		4,919,559		4,789,026	4,618,242

[1]	For the year ended December 31, 2011, includes approximately $1.2 million of accelerated accretion of discount on the redemption of Series D Preferred Stock during the third quarter of 2011. See Note 10 for additional information.
[2]	Excludes anti-dilutive shares of 158,375 and 546,521 at December 31, 2012 and 2011, respectively.

Note 16 - Commitments and Contingencies (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans Held-for-sale, Mortgages	$ 4,577,233	$ 3,832,760
Loans Sold with Recourse Provisions	38,846,068	51,129,561
Cash, Uninsured Amount	30,020,230	22,455,000
Cash, FDIC Insured Amount	250,000
Money Market Funds, at Carrying Value	66,783,049	57,332,572
Commitment to Extend Credit [Member]
Other Commitment	430,058,000	393,559,000
Standby Letters of Credit [Member]
Other Commitment	$ 15,179,000	$ 8,250,000

Note 17 - Quarterly Results of Operations (Unaudited) (Detail) - Quarterly Results of Operations (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total interest expense		$ 19,726,613	$ 23,578,392	$ 30,233,598
Net interest income		57,649,260	54,144,856	49,863,768
Provision for loan/lease losses		4,370,767	6,616,014	7,463,618
Noninterest income		16,621,295	17,461,878	15,405,888
Noninterest expense		52,258,947	50,992,652	48,549,063
Income before taxes		17,640,841	13,998,068	9,256,975
Federal and state income tax expense		4,534,601	3,868,199	2,449,249
Net income	10,129,869	13,106,240	10,129,869	6,807,726
Less net income (loss) attributable to noncontrolling interests	438,221	488,473	438,221	221,047
Net income attributable to QCR Holdings, Inc.	9,691,648	12,617,767	9,691,648	6,586,679
Earnings per common share:
Basic (in Dollars per share)	$ 0.93	$ 1.88	$ 0.93	$ 0.54
Diluted (in Dollars per share)	$ 0.92	$ 1.85	$ 0.92	$ 0.53
First Quarter [Member]
Total interest income		19,373,804	18,651,232
Total interest expense		5,170,351	6,442,430
Net interest income		14,203,453	12,208,802
Provision for loan/lease losses		780,446	1,067,664
Noninterest income		3,956,878	5,057,124
Noninterest expense		12,738,080	13,012,271
Income before taxes		4,641,805	3,185,991
Federal and state income tax expense		1,238,956	954,507
Net income		3,402,849	2,231,484
Less net income (loss) attributable to noncontrolling interests		166,031	106,524
Net income attributable to QCR Holdings, Inc.		3,236,818	2,124,960
Earnings per common share:
Basic (in Dollars per share)		$ 0.48	$ 0.23
Diluted (in Dollars per share)		$ 0.48	$ 0.23
Second Quarter [Member]
Total interest income		19,534,528	19,862,076
Total interest expense		5,019,035	5,911,021
Net interest income		14,515,493	13,951,055
Provision for loan/lease losses		1,048,469	1,672,221
Noninterest income		4,067,509	4,173,381
Noninterest expense		13,109,083	12,555,547
Income before taxes		4,425,450	3,896,668
Federal and state income tax expense		1,152,071	1,123,454
Net income		3,273,379	2,773,214
Less net income (loss) attributable to noncontrolling interests		201,223	98,245
Net income attributable to QCR Holdings, Inc.		3,072,156	2,674,969
Earnings per common share:
Basic (in Dollars per share)		$ 0.44	$ 0.35
Diluted (in Dollars per share)		$ 0.44	$ 0.34
Third Quarter [Member]
Total interest income		19,487,525	19,569,430
Total interest expense		4,858,007	5,740,726
Net interest income		14,629,518	13,828,704
Provision for loan/lease losses		1,496,194	2,456,965
Noninterest income		4,117,182	4,335,307
Noninterest expense		13,031,517	12,773,149
Income before taxes		4,218,989	2,933,897
Federal and state income tax expense		1,034,479	667,296
Net income		3,184,510	2,266,601
Less net income (loss) attributable to noncontrolling interests		127,177	103,446
Net income attributable to QCR Holdings, Inc.		3,057,333	2,163,155
Earnings per common share:
Basic (in Dollars per share)		$ 0.45	$ (0.01)
Diluted (in Dollars per share)		$ 0.44	$ (0.01)
Fourth Quarter [Member]
Total interest income		18,980,016	19,640,510
Total interest expense		4,679,220	5,484,215
Net interest income		14,300,796	14,156,295
Provision for loan/lease losses		1,045,658	1,419,164
Noninterest income		4,479,726	3,896,066
Noninterest expense		13,380,267	12,651,685
Income before taxes		4,354,597	3,981,512
Federal and state income tax expense		1,109,095	1,122,942
Net income		3,245,502	2,858,570
Less net income (loss) attributable to noncontrolling interests		(5,958)	130,006
Net income attributable to QCR Holdings, Inc.		$ 3,251,460	$ 2,728,564
Earnings per common share:
Basic (in Dollars per share)		$ 0.5	$ 0.36
Diluted (in Dollars per share)		$ 0.49	$ 0.35

Note 18 - Parent Company Only Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Gain (Loss) on Sale of Business (in Dollars)	$ 580
Equity Method Investment, Ownership Percentage	2.25%

Note 18 - Parent Company Only Financial Statements (Detail) - Condensed Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and due from banks	$ 61,568,446	$ 53,136,710
Interest-bearing deposits at financial institutions	22,359,490	26,750,602
Securities available for sale, at fair value	530,159,986	565,029,291
Premises and equipment, net	31,262,390	31,740,751
Other assets	13,732,795	18,138,138
Total assets	2,093,730,492	1,966,610,054
Liabilities and Stockholders' Equity
Other borrowings	138,239,762	136,231,663
Other liabilities	31,424,848	26,116,451
Total liabilities	1,953,296,671	1,822,177,352
Stockholders' Equity:
Preferred stock	54,867	65,090
Common stock	5,039,448	4,879,435
Additional paid-in capital	78,912,791	89,702,533
Retained earnings	53,326,542	44,585,902
Accumulated other comprehensive income	4,706,683	4,754,714
Treasury stock	(1,606,510)	(1,606,510)
Total liabilities and stockholders' equity	2,093,730,492	1,966,610,054
Bank Subsidiaries [Member] | Parent Company [Member]
Investment in subsidiaries	182,465,733	181,045,066
Nonbank Subsidiaries [Member] | Parent Company [Member]
Investment in subsidiaries	1,202,791	2,510,382
Parent Company [Member]
Cash and due from banks	1,072,434	3,542,484
Interest-bearing deposits at financial institutions	185,113	183,176
Securities available for sale, at fair value	1,406,876	1,252,658
Premises and equipment, net	3,318,757
Other assets	7,720,933	5,196,321
Total assets	197,372,637	193,730,087
Liabilities and Stockholders' Equity
Other borrowings	10,077,769	6,231,663
Junior subordinated debentures	36,085,000	36,085,000
Other liabilities	10,776,047	9,032,260
Total liabilities	56,938,816	51,348,923
Stockholders' Equity:
Preferred stock	54,867	65,090
Common stock	5,039,448	4,879,435
Additional paid-in capital	78,912,791	89,702,533
Retained earnings	53,326,542	44,585,902
Accumulated other comprehensive income	4,706,683	4,754,714
Treasury stock	(1,606,510)	(1,606,510)
Total stockholders' equity	140,433,821	142,381,164
Total liabilities and stockholders' equity	$ 197,372,637	$ 193,730,087

Note 18 - Parent Company Only Financial Statements (Detail) - Condensed Statements of Operations (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Interest expense		$ 19,726,613		$ 23,578,392		$ 30,233,598
Salaries and employee benefits		33,274,509		30,365,020		27,843,127
Income tax benefit		4,534,601		3,868,199		2,449,249
Net income	9,691,648	12,617,767		9,691,648		6,586,679
Bank Subsidiaries [Member] | Parent Company [Member]
Equity in net income of subsidiaries		17,206,086		14,449,843		11,223,115
Nonbank Subsidiaries [Member] | Parent Company [Member]
Equity in net income of subsidiaries		168,934		174,058		199,285
Parent Company [Member]
Total interest income		57,136		62,521		43,157
Other *		657,733	[1]	129,773	[1]	46,030	[1]
Total income		18,089,889		14,816,195		11,511,587
Interest expense		1,408,948		1,562,323		2,296,446
Salaries and employee benefits		4,717,609		4,078,474		3,153,062
Professional fees		988,306		1,103,910		1,192,225
Other-than-temporary impairment losses on securities		62,400		118,847
Other		760,618		783,460		743,859
Total expenses		7,937,881		7,647,014		7,385,592
Income before income tax benefit		10,152,008		7,169,181		4,125,995
Income tax benefit		2,465,759		2,522,467		2,460,684
Net income		$ 12,617,767		$ 9,691,648		$ 6,586,679

[1]	For the year ended December 31, 2012, includes pre-tax gain of approximately $580 thousand on sale of 2.25% equity interest in company providing data processing services to merchant credit card acquiring businesses.

Note 18 - Parent Company Only Financial Statements (Detail) - Condensed Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Series F Noncumulative Perpetual Preferred Stock [Member] Parent Company [Member]	Dec. 31, 2011 Series F Noncumulative Perpetual Preferred Stock [Member] Parent Company [Member]	Dec. 31, 2011 Series F Noncumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Series D Cumulative Perpetual Preferred Stock [Member] Parent Company [Member]	Dec. 31, 2010 Series E Non-Cumulative Perpetual Preferred Stock [Member] Parent Company [Member]	Dec. 31, 2012 Bank Subsidiaries [Member] Parent Company [Member]	Dec. 31, 2011 Bank Subsidiaries [Member] Parent Company [Member]	Dec. 31, 2010 Bank Subsidiaries [Member] Parent Company [Member]	Dec. 31, 2012 Nonbank Subsidiaries [Member] Parent Company [Member]	Dec. 31, 2011 Nonbank Subsidiaries [Member] Parent Company [Member]	Dec. 31, 2010 Nonbank Subsidiaries [Member] Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]
Cash Flows from Operating Activities:
Net income	$ 12,617,767	$ 9,691,648	$ 6,586,679												$ 12,617,767	$ 9,691,648	$ 6,586,679
Distributions in excess of (less than) earnings of:
Distributions in excess of earnings									(3,706,086)	(4,449,843)	(4,573,115)	(132,911)	133,951	(141,234)
Depreciation																54	590
Other-than-temporary impairment losses on securities															62,400	118,847
Stock-based compensation expense	849,760	696,407	488,112												849,760	646,419	533,271
Increase in other assets	757,107	(1,881,557)	2,248,856												(437,827)	(65,205)	(2,935,064)
Increase in other liabilities	3,638,414	2,523,387	1,406,270												1,930,733	658,610	926,645
Net cash provided by operating activities															11,183,836	6,734,481	397,772
Cash Flows from Investing Activities:
Net increase in interest-bearing deposits at financial instituions	4,391,112	12,995,009	(10,416,198)												(1,937)	(1,227)	(940)
Purchase of securities available for sale															(53,501)	(58,149)	(27,980)
Capital infusion, bank subsidiaries																(1,693,679)	(2,700,000)
Increase in cash from dissolution of VPHC															99,645
Net cash provided by (used in) investing activities	(132,781,796)	(137,311,801)	(59,482,025)												44,207	(1,753,055)	(2,728,920)
Cash Flows from Financing Activities:
Net increase (decrease) in other borrowings	2,008,099	(13,839,122)	7,395,184												2,008,099	1,107,630	(2,491,727)
Proceeds from issuance of Series A Subordinated Notes and detachable warrants to purchase 54,000 shares of common stock																	2,700,000
Payment of cash dividends on common and preferred stock															(4,088,949)	(3,712,493)	(4,052,089)
Redemption of Preferred Stock, net		(1,100,000)		(10,223,000)	(38,237,000)
Repurchase of 521,888 shares of common stock warrants issued in conjunction with Series D Cumulative Perpetual Preferred Stock							(1,100,000)
Proceeds from issuance of Series E Noncumulative Convertible Perpetual Preferred Stock, net								3,187,233
Proceeds from issuance of common stock, net															994,174	477,339	261,547
Purchase of noncontrolling interests															(2,388,417)		(149,032)
Net cash used in financing activities	110,558,615	111,777,429	47,719,934												(13,698,093)	(1,467,602)	(544,068)
Net increase (decrease) in cash and due from banks	8,431,736	11,105,904	6,152,760												(2,470,050)	3,513,824	(2,875,216)
Proceeds from issuance of 40,090 shares of Series F Noncumulative Perpetual Preferred Stock, net			3,187,233		39,996,922	39,996,922
Cash and due from banks:
Cash and cash equivalents	61,568,446	53,136,710	42,030,806												3,542,484	28,660	2,903,876
Assets acquired:
Cash															99,645
Premises															3,318,757
Other assets															12,473
Total assets															3,430,875
Liabilities assumed:
Other borrowings															1,838,007
Other liabilities															14,461
Total liabilities															1,852,468
Net															$ 1,578,407

Note 18 - Parent Company Only Financial Statements (Detail) - Condensed Statements of Cash Flows (Parentheticals)	12 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended	6 Months Ended
	Dec. 31, 2012 Series F Noncumulative Perpetual Preferred Stock [Member] Parent Company [Member]	Dec. 31, 2011 Series F Noncumulative Perpetual Preferred Stock [Member] Parent Company [Member]	Jun. 29, 2012 Series F Noncumulative Perpetual Preferred Stock [Member]	Dec. 31, 2012 Series F Noncumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Series F Noncumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Series D Cumulative Perpetual Preferred Stock [Member] Parent Company [Member]	Feb. 13, 2009 Series D Cumulative Perpetual Preferred Stock [Member]	Jun. 30, 2010 Series E Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2010 Parent Company [Member]
Warrants to purchase shares of common stock							521,888		54,000
Redemption of shares of Series F Noncumulative Perpetual Preferred Stock, net	10,223		10,223	10,223
Proceeds from issuance of shares of Series F Noncumulative Perpetual Preferred Stock, net		40,090			40,090	521,888	38,237	25,000
Common stock, shares issued		40,090			40,090	521,888	38,237	25,000

Note 19 - Fair Value (Detail) - Assets Measured at Fair Value on a Recurring Basis (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities available for sale:
Securities available for sale	$ 530,159,986	$ 565,029,291
US Government Agencies Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Securities available for sale:
Securities available for sale	338,609,371	428,955,220
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities available for sale	0	0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities available for sale	338,609,371	428,955,220
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities available for sale	0	0
Residential Mortgage Backed Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Securities available for sale:
Securities available for sale	163,601,103	108,853,749
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities available for sale	0	0
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities available for sale	163,601,103	108,853,749
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities available for sale	0	0
US States and Political Subdivisions Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Securities available for sale:
Securities available for sale	26,185,736	25,689,364
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities available for sale	0	0
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities available for sale	26,185,736	25,689,364
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities available for sale	0	0
Trust preferred securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Securities available for sale:
Securities available for sale	139,400	80,800
Trust preferred securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities available for sale	0	0
Trust preferred securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities available for sale	139,400	80,800
Trust preferred securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities available for sale	0	0
Equity Securities, Other [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Securities available for sale:
Securities available for sale	1,624,376	1,450,158
Equity Securities, Other [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities available for sale	234,453	191,506
Equity Securities, Other [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities available for sale	1,389,923	1,258,652
Equity Securities, Other [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities available for sale	0	0
Impaired Loans/Leases [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Securities available for sale:
Assets measured on a non-recurring basis	18,054,234	19,603,360
Impaired Loans/Leases [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Assets measured on a non-recurring basis	0	0
Impaired Loans/Leases [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Assets measured on a non-recurring basis	0	0
Impaired Loans/Leases [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Assets measured on a non-recurring basis	18,054,234	19,603,360
Other Real Estate Owned [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Securities available for sale:
Assets measured on a non-recurring basis	4,270,901	9,056,619
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Assets measured on a non-recurring basis	0	0
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Assets measured on a non-recurring basis	0	0
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Assets measured on a non-recurring basis	4,270,901	9,056,619
Estimate of Fair Value, Fair Value Disclosure [Member]
Securities available for sale:
Securities available for sale	530,159,986	565,029,291
Assets measured on a non-recurring basis	22,325,135	28,659,979
Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities available for sale	234,453	191,506
Assets measured on a non-recurring basis	0	0
Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities available for sale	529,925,533	564,837,785
Assets measured on a non-recurring basis	0	0
Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities available for sale	0	0
Assets measured on a non-recurring basis	$ 22,325,135	$ 28,659,979

Note 19 - Fair Value (Detail) - Carrying Values and Estimated Fair Values of Financial Assets and Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and due from banks	$ 61,568,446	$ 53,136,710
Federal funds sold	26,560,000	20,785,000
Interest-bearing deposits at financial institutions	22,359,490	26,750,602
Investment securities:
Available for sale	530,159,986	565,029,291
Available for sale	530,159,986	565,029,291
Loans/leases receivable, net	988,223,491	928,598,128
Deposits:
Deposits	1,374,114,100	1,205,457,788
Federal Home Loan Bank advances	202,350,000	204,750,000
Other borrowings	138,239,762	136,231,663
Interest-bearing Deposits [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and due from banks	22,359,490	26,750,602
Interest-bearing deposits at financial institutions	22,359,490	26,750,602
Interest-bearing deposits at financial institutions	22,359,490	26,750,602
Nonmaturity Deposits [Member] | Fair Value, Inputs, Level 2 [Member]
Deposits:
Deposits	1,039,572,326	867,972,148
Deposits, fair value	1,039,572,326	867,972,148
Time Deposits [Member] | Fair Value, Inputs, Level 2 [Member]
Deposits:
Deposits	334,541,774	337,485,640
Deposits, fair value	337,343,000	341,224,852
Fair Value, Inputs, Level 1 [Member]
Cash and due from banks	61,568,446	53,136,710
Cash and due from banks	61,568,446	53,136,710
Interest-bearing deposits at financial institutions	61,568,446	53,136,710
Investment securities:
Available for sale	234,453	191,506
Fair Value, Inputs, Level 2 [Member]
Federal funds sold	26,560,000	20,785,000
Federal funds sold	26,560,000	20,785,000
Investment securities:
Available for sale	529,925,533	564,837,785
Loans/leases receivable, net	1,250,745,552	1,163,804,976
Loans/leases receivable, net, fair value	1,262,090,766	1,183,213,640
Deposits:
Short-term borrowings	171,082,961	213,536,450
Short-term borrowings	171,082,961	213,536,450
Federal Home Loan Bank advances	202,350,000	204,750,000
Federal Home Loan Bank advances	220,815,000	223,678,000
Other borrowings	138,239,762	136,231,663
Other borrowings	154,101,000	151,813,000
Junior subordinated debentures	36,085,000	36,085,000
Junior subordinated debentures	18,786,000	18,444,000
Fair Value, Inputs, Level 3 [Member]
Investment securities:
Held to maturity	72,079,385	200,000
Held to maturity	73,005,706	200,000
Available for sale	0	0
Loans/leases receivable, net	16,716,883	18,151,259
Loans/leases receivable, net, fair value	$ 18,054,234	$ 19,603,360

Note 20 - Business Segment Information (Detail) - Selected Financial Information on the Company’s Business Segments (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net interest income		$ 57,649,260	$ 54,144,856	$ 49,863,768
Net income attributable to QCR Holdings, Inc.	9,691,648	12,617,767	9,691,648	6,586,679
Total assets		2,093,730,492	1,966,610,054
Provision for loan/lease losses		4,370,767	6,616,014	7,463,618
Goodwill		3,222,688	3,222,688
Quad City Bank and Trust [Member]
Total revenue		47,984,123	47,952,867	47,708,698
Net interest income		33,770,092	30,831,946	28,664,024
Net income attributable to QCR Holdings, Inc.		9,915,267	8,176,665	5,767,982
Total assets		1,177,294,502	1,113,435,783	1,025,699,414
Provision for loan/lease losses		1,527,767	2,735,014	2,457,618
Goodwill		3,222,688	3,222,688	3,222,688
Cedar Rapids Bank and Trust [Member]
Total revenue		26,697,921	28,406,789	29,221,682
Net interest income		15,717,038	15,856,555	15,568,717
Net income attributable to QCR Holdings, Inc.		5,786,446	5,154,769	3,565,637
Total assets		625,713,218	560,076,246	546,789,724
Provision for loan/lease losses		1,275,000	1,655,000	4,200,000
Rockford Bank and Trust [Member]
Total revenue		12,955,951	13,518,534	13,718,493
Net interest income		9,630,481	9,085,293	8,041,016
Net income attributable to QCR Holdings, Inc.		857,610	329,251	729,714
Total assets		313,824,607	294,382,640	271,378,714
Provision for loan/lease losses		1,568,000	2,226,000	806,000
Wealth Management [Member]
Total revenue		5,993,437	5,477,913	5,103,747
Net income attributable to QCR Holdings, Inc.		646,762	789,159	1,159,782
All Other [Member]
Total revenue		745,682	228,900	147,577
Net interest income		(1,468,351)	(1,628,938)	(2,409,989)
Net income attributable to QCR Holdings, Inc.		(4,577,566)	(4,733,869)	(4,581,870)
Total assets		14,906,904	14,826,484	11,622,441
Intersegment Elimination [Member]
Total revenue		(379,946)	(399,877)	(396,943)
Net income attributable to QCR Holdings, Inc.		(10,752)	(24,327)	(54,566)
Total assets		(38,008,739)	(16,111,099)	(18,855,077)
Consolidated [Member]
Total revenue		93,997,168	95,185,126	95,503,254
Net interest income		57,649,260	54,144,856	49,863,768
Net income attributable to QCR Holdings, Inc.		12,617,767	9,691,648	6,586,679
Total assets		2,093,730,492	1,966,610,054	1,836,635,216
Provision for loan/lease losses		4,370,767	6,616,014	7,463,618
Goodwill		$ 3,222,688	$ 3,222,688	$ 3,222,688

Note 21 - Acquisition of 20% Noncontrolling Interest in m2 Lease Funds (Detail) (USD $)	11 Months Ended									0 Months Ended	4 Months Ended
	Dec. 31, 2009	Dec. 31, 2012	Aug. 27, 2012	Dec. 31, 2011	Dec. 31, 2012 Subsequent Event [Member] Community National Bancorporation and Community National Bank [Member]	Dec. 31, 2012 Subsequent Event [Member] Paid in Stock [Member] Community National Bancorporation and Community National Bank [Member]	Dec. 31, 2012 Subsequent Event [Member] Paid in Cash [Member] Community National Bancorporation and Community National Bank [Member]	Dec. 31, 2012 Subsequent Event [Member] Community National Bancorporation and Community National Bank [Member]	Sep. 11, 2012 Undiscounted [Member] m2 Lease Funds LLC [Member]	Aug. 27, 2012 m2 Lease Funds LLC [Member]	Dec. 31, 2012 m2 Lease Funds LLC [Member]	Sep. 11, 2012 m2 Lease Funds LLC [Member]
Business Acquisition, Percentage of Voting Interests Acquired								100.00%		20.00%	20.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price								$ 20,100,000		$ 4,501,442
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned			2,133,417
Business Acquisition, Cost of Acquired Entity, Cash Paid												1,653,755
Business Acquisition, Cost of Acquired Entity, Liabilities Incurred			2,847,687						3,307,509
Fair Value Inputs, Discount Rate	6.23%									5.00%
Debt Instrument, Unamortized Discount										459,822
Accretion Expense											47,758
Other Liabilities		31,424,848		26,116,451							2,895,445
Business Acquisition, Contingent Consideration, Potential Cash Payment											195,715
Assets		2,093,730,492		1,966,610,054	287,700,000
Loans Receivable, Net		1,267,462,435		1,181,956,235	205,200,000
Deposits		1,374,114,100		1,205,457,788	247,800,000
Stockholders' Equity Attributable to Parent					$ 19,300,000
Business Acquisition Percentage of Consideration						70.00%	30.00%
Business Acquisition Shares Issued Per Share of Common Stock Owned								0.4
Business Acquisition Cash Paid Per Share of Common Stock Owned (in Dollars per share)								$ 3

Note 22 - Sale of Credit Card Loan Receivables and Credit Card Issuing Business for QCBT (Detail) (Subsequent Event [Member], Credit Card Loan Receivables and Credit Card Issuing Business for QCBT [Member], USD $)
12 Months Ended
Dec. 31, 2012
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds	$ 10,180,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	435,000
Maximum [Member]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 440,000